LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–61.17%
Argentina–0.01%
†YPF SA ADR	5,947	$274,870
		274,870
Australia–0.46%
BHP Group Ltd.	39,688	1,436,012
Fortescue Ltd.	43,952	628,057
Macquarie Group Ltd.	13,416	1,905,834
Mirvac Group	305,177	377,066
†PLS Group Ltd.	246,471	902,461
=πQuintis Australia Pty. Ltd.	3,249,491	0
Rio Tinto Ltd.	4,984	566,250
Santos Ltd.	146,487	801,803
Transurban Group	114,126	1,113,281
Woodside Energy Group Ltd.	37,815	897,634
Woolworths Group Ltd.	11,627	293,608
Worley Ltd.	39,935	313,700
		9,235,706
Austria–0.00%
Raiffeisen Bank International AG	1,436	61,499
		61,499
Belgium–0.11%
KBC Group NV	10,872	1,330,646
UCB SA	3,111	937,334
		2,267,980
Brazil–0.35%
Banco Bradesco SA	353,628	1,309,417
Banco do Brasil SA	103,150	459,210
Klabin SA	124,803	472,723
Localiza Rent a Car SA	62,905	571,262
Lojas Renner SA	286,955	823,773
Petroleo Brasileiro SA - Petrobras	183,218	1,718,337
Rede D'Or Sao Luiz SA	7,442	55,917
Rumo SA	61,603	194,210
†StoneCo Ltd. Class A	27,902	393,976
Vale SA	16,654	265,154
Vale SA ADR	48,233	767,387
XP, Inc. Class A	4,522	86,099
		7,117,465
Canada–1.66%
Agnico Eagle Mines Ltd.	4,155	843,395
Algoma Steel Group, Inc.	67,032	276,842
Bank of Nova Scotia	13,883	962,758
Barrick Mining Corp.	32,571	1,331,077
BCE, Inc.	53,792	1,357,271
Cameco Corp.	57,326	6,226,177
Canadian Imperial Bank of Commerce	5,321	504,292
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Canadian National Railway Co.	8,378	$862,312
Canadian Natural Resources Ltd.	20,170	983,924
Cenovus Energy, Inc.	186,893	4,958,271
CGI, Inc.	11,399	833,354
Constellation Software, Inc.	472	828,567
Eldorado Gold Corp.	8,572	294,277
†ERO Copper Corp.	3,193	85,157
†First Quantum Minerals Ltd.	13,240	316,557
Fortis, Inc.	35,534	1,982,455
Intact Financial Corp.	5,446	986,865
Kinross Gold Corp.	26,729	817,184
†Lionsgate Studios Corp.	88,085	844,735
Lundin Gold, Inc.	4,436	339,006
Methanex Corp.	10,504	625,408
Power Corp. of Canada	10,524	506,644
Suncor Energy, Inc.	82,949	5,486,405
Teck Resources Ltd. Class B	17,958	930,754
WSP Global, Inc.	1,638	254,925
		33,438,612
Chile–0.00%
†=Wom New Holdco	399	9,177
		9,177
China–1.06%
Alibaba Group Holding Ltd. ADR	7,680	963,533
ANTA Sports Products Ltd.	44,200	432,085
Belimo Holding AG	412	334,605
BYD Co. Ltd. Class H	230,466	3,150,777
China Galaxy Securities Co. Ltd. Class H	335,500	342,017
China Hongqiao Group Ltd.	125,000	564,651
Contemporary Amperex Technology Co. Ltd. Class A	2,300	136,082
Contemporary Amperex Technology Co. Ltd. Class H	12,009	957,215
Great Wall Motor Co. Ltd. Class A	350,127	1,053,489
Kuaishou Technology	54,300	319,845
Lenovo Group Ltd.	760,000	914,061
†Meituan Class B	15,300	166,957
New Oriental Education & Technology Group, Inc. ADR	8,979	508,481
SAIC Motor Corp. Ltd. Class A	409,900	875,598
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenzhou International Group Holdings Ltd.	47,700	$291,456
Tencent Holdings Ltd.	131,682	8,305,492
Tencent Holdings Ltd. ADR	166	10,494
Weichai Power Co. Ltd. Class H	105,000	372,353
†Wuxi Biologics Cayman, Inc.	13,000	54,744
XCMG Construction Machinery Co. Ltd. Class A	306,500	451,245
Zhongji Innolight Co. Ltd. Class A	12,400	1,062,296
		21,267,476
Czech Republic–0.01%
Komercni Banka AS	2,656	135,510
Moneta Money Bank AS	8,735	76,141
		211,651
Denmark–0.34%
†Ascendis Pharma AS ADR	1,337	305,812
Coloplast AS Class B	5,656	385,280
Danske Bank AS	21,925	1,080,520
DSV AS	20,692	4,997,285
		6,768,897
Egypt–0.03%
Commercial International Bank - Egypt (CIB)	178,941	397,465
†Fawry for Banking & Payment Technology Services SAE	776,014	243,646
		641,111
Finland–0.03%
Neste OYJ	2,964	96,323
Sampo OYJ Class A	40,919	435,220
		531,543
France–1.96%
Airbus SE	24,755	4,680,499
BNP Paribas SA	4,306	410,205
Bouygues SA	3,205	185,751
Capgemini SE	2,894	341,488
Engie SA	56,829	1,831,453
EssilorLuxottica SA	14,221	3,313,850
Hermes International SCA	2,170	4,110,741
Legrand SA	6,988	1,085,618
L'Oreal SA	636	259,673
†Luxco Co. Ltd.	832	14,161
LVMH Moet Hennessy Louis Vuitton SE	7,548	4,126,109
Publicis Groupe SA	5,393	446,376
Renault SA	15,673	537,332
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Safran SA	4,138	$1,354,075
Sanofi SA	64,390	6,218,127
Schneider Electric SE	2,028	552,390
Societe Generale SA	89,214	6,514,129
Thales SA	3,706	1,086,766
TotalEnergies SE	27,355	2,510,481
		39,579,224
Georgia–0.02%
TBC Bank Group PLC	7,146	390,145
		390,145
Germany–0.72%
Bayer AG	16,220	750,633
Deutsche Bank AG	29,392	874,708
Deutsche Telekom AG	44,534	1,662,154
E.ON SE	33,404	731,597
Heidelberg Materials AG	6,447	1,360,552
Mercedes-Benz Group AG	13,598	835,772
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,255	792,584
RWE AG	13,413	902,411
Siemens AG	14,956	3,643,792
Siemens Energy AG	12,156	2,096,296
Symrise AG	7,943	678,266
Vonovia SE	10,742	268,684
		14,597,449
Greece–0.03%
Allwyn AG	6,232	94,291
Athens International Airport SA	15,105	183,465
Hellenic Telecommunications Organization SA	11,959	225,588
National Bank of Greece SA	7,640	118,022
		621,366
Hong Kong–0.10%
Geely Automobile Holdings Ltd.	248,000	661,654
Prudential PLC	46,531	646,926
Techtronic Industries Co. Ltd.	54,000	717,132
		2,025,712
Hungary–0.02%
OTP Bank Nyrt	4,195	449,821
		449,821
India–0.36%
Axis Bank Ltd.	3,849	47,671
GAIL India Ltd.	71,522	104,828
LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Hindustan Aeronautics Ltd.	26,524	$975,179
ICICI Bank Ltd.	2,620	33,634
†IndusInd Bank Ltd.	10,438	83,616
Infosys Ltd.	12,594	169,866
ITC Ltd.	95,190	290,874
†LG Electronics India Ltd.	43,374	668,640
Mahindra & Mahindra Ltd.	78,550	2,463,843
Manappuram Finance Ltd.	26,879	71,079
†SAI Life Sciences Ltd.	8,206	84,719
†Sammaan Capital Ltd.	66,526	105,681
SBI Life Insurance Co. Ltd.	113,391	2,144,911
		7,244,541
Indonesia–0.06%
Bank Mandiri Persero Tbk. PT	3,458,800	970,893
Bank Syariah Indonesia Tbk. PT	216,763	27,136
Ciputra Development Tbk. PT	1,845,900	77,201
Mitra Adiperkasa Tbk. PT	732,100	51,910
		1,127,140
Ireland–0.51%
Accenture PLC Class A	9,131	1,810,586
Experian PLC	11,505	398,010
†James Hardie Industries PLC	16,121	305,332
Medtronic PLC	1,957	169,574
TE Connectivity PLC	2,376	496,631
Trane Technologies PLC	16,964	7,069,577
		10,249,710
Israel–0.04%
†Teva Pharmaceutical Industries Ltd. ADR	26,185	788,692
		788,692
Italy–1.15%
Ferrari NV	3,397	1,152,615
FinecoBank Banca Fineco SpA	33,604	747,646
Intesa Sanpaolo SpA	1,519,607	9,190,408
Leonardo SpA	24,596	1,673,006
Mediobanca Banca di Credito Finanziario SpA	16,038	312,076
UniCredit SpA	141,653	10,162,723
		23,238,474
Japan–1.65%
Advantest Corp.	13,300	1,835,488
Asahi Intecc Co. Ltd.	16,600	354,477
Asahi Kasei Corp.	28,200	275,922
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Dai-ichi Life Holdings, Inc.	89,900	$829,057
Daiichi Sankyo Co. Ltd.	78,200	1,399,050
Daiwa Securities Group, Inc.	81,800	775,087
ENEOS Holdings, Inc.	177,900	1,602,902
Fast Retailing Co. Ltd.	1,700	671,680
Hitachi Ltd.	5,900	173,079
Idemitsu Kosan Co. Ltd.	54,000	530,146
Isetan Mitsukoshi Holdings Ltd.	24,900	458,793
Isuzu Motors Ltd.	3,100	43,383
Japan Exchange Group, Inc.	48,500	566,382
Japan Post Bank Co. Ltd.	69,400	1,131,929
Japan Post Holdings Co. Ltd.	65,300	753,983
Japan Tobacco, Inc.	47,100	1,806,938
Kajima Corp.	16,700	637,082
Kakaku.com, Inc.	13,700	180,348
Kansai Paint Co. Ltd.	10,271	153,977
Keyence Corp.	4,100	1,459,219
†Kioxia Holdings Corp.	6,800	888,081
Kokusai Electric Corp.	32,600	1,102,359
Lasertec Corp.	6,000	1,335,441
LY Corp.	294,900	711,043
†Metaplanet, Inc.	77,700	151,607
MISUMI Group, Inc.	22,600	387,404
Mitsubishi Heavy Industries Ltd.	30,000	824,300
Mitsubishi UFJ Financial Group, Inc.	75,961	1,286,317
Mitsui Kinzoku Co. Ltd.	4,200	796,676
Mizuho Financial Group, Inc.	8,500	344,112
Murata Manufacturing Co. Ltd.	6,400	143,598
Nexon Co. Ltd.	14,900	280,666
NIDEC Corp.	94,400	1,198,711
Nissan Chemical Corp.	10,500	408,305
Obayashi Corp.	19,600	474,721
Obic Co. Ltd.	15,200	368,926
Otsuka Holdings Co. Ltd.	4,400	312,272
Rakus Co. Ltd.	28,642	136,539
Recruit Holdings Co. Ltd.	33,800	1,472,664
Santen Pharmaceutical Co. Ltd.	24,363	274,094
Seven & i Holdings Co. Ltd.	39,100	525,881
Shimizu Corp.	28,600	513,116
Socionext, Inc.	12,300	152,719
Sompo Holdings, Inc.	14,800	576,138
Sony Group Corp.	37,000	771,181
Sumitomo Mitsui Financial Group, Inc.	11,800	387,988
†Sumitomo Pharma Co. Ltd.	26,300	358,796
Suzuki Motor Corp.	79,800	972,660
LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
TDK Corp.	16,000	$207,844
Toyota Tsusho Corp.	8,800	341,059
		33,344,140
Kazakhstan–0.05%
Halyk Savings Bank of Kazakhstan JSC GDR	13,175	409,743
†Kaspi.KZ JSC ADR	4,660	345,166
NAC Kazatomprom JSC GDR	2,630	207,679
		962,588
Luxembourg–0.06%
†=New Kleo Holdco	36,225	54,432
Tenaris SA	41,870	1,223,957
		1,278,389
Macau–0.02%
Wynn Macau Ltd.	436,901	307,515
		307,515
Mexico–0.28%
America Movil SAB de CV	330,462	420,199
Fomento Economico Mexicano SAB de CV	4,723	52,345
Fresnillo PLC	34,808	1,542,901
†Grupo Aeromexico SAB de CV ADR	4,161	58,296
Grupo Aeroportuario del Sureste SAB de CV Class B	16,310	550,006
Grupo Financiero Banorte SAB de CV Class O	123,256	1,364,804
Promotora y Operadora de Infraestructura SAB de CV	3,931	63,690
Southern Copper Corp.	3,640	626,299
Wal-Mart de Mexico SAB de CV	317,934	1,036,660
		5,715,200
Netherlands–1.29%
ASM International NV	632	479,026
ASML Holding NV	14,192	18,871,897
ING Groep NV	170,971	4,437,838
Koninklijke Vopak NV	1,887	102,134
NXP Semiconductors NV	4,167	820,316
Universal Music Group NV	49,416	959,205
Wolters Kluwer NV	3,129	233,699
		25,904,115
Norway–0.03%
Equinor ASA	7,102	302,576
Kongsberg Gruppen ASA	2,890	123,191
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Telenor ASA	9,468	$166,521
		592,288
Philippines–0.02%
Ayala Corp.	10,350	86,520
Ayala Land, Inc.	134,600	35,992
†Bloomberry Resorts Corp.	100	3
DigiPlus Interactive Corp.	344,010	90,490
Metropolitan Bank & Trust Co.	78,460	82,012
		295,017
Poland–0.08%
Bank Polska Kasa Opieki SA	7,458	441,916
LPP SA	47	284,982
Powszechna Kasa Oszczednosci Bank Polski SA	11,488	271,737
Powszechny Zaklad Ubezpieczen SA	36,474	634,902
		1,633,537
Puerto Rico–0.02%
Popular, Inc.	2,405	322,679
		322,679
Republic of Korea–0.91%
†Doosan Enerbility Co. Ltd.	2,439	153,262
GS Engineering & Construction Corp.	10,074	169,874
HD Hyundai Heavy Industries Co. Ltd.	1,941	621,741
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,889	437,808
Hyundai Motor Co.	387	119,219
Hyundai Rotem Co. Ltd.	2,730	314,375
Kia Corp.	1,537	151,750
Krafton, Inc.	2,633	450,130
KT&G Corp.	5,461	587,236
Misto Holdings Corp.	2,328	64,369
Samsung Electronics Co. Ltd.	94,611	11,065,825
SK Hynix, Inc.	7,262	4,120,203
		18,255,792
Saudi Arabia–0.08%
Ades Holding Co.	41,517	199,918
Al Rajhi Bank	11,669	332,645
Etihad Etisalat Co.	26,474	461,037
†Rasan Information Technology Co.	11,693	424,311
Saudi National Bank	6,853	77,362
LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Yanbu National Petrochemical Co.	18,517	$173,855
		1,669,128
Singapore–0.01%
UOL Group Ltd.	22,394	170,037
		170,037
South Africa–0.14%
†Channel Vas Investments Ltd.	114,053	132,176
FirstRand Ltd.	158,628	812,066
Harmony Gold Mining Co. Ltd.	20,190	308,440
Kumba Iron Ore Ltd.	7,185	135,583
Mr. Price Group Ltd.	25,087	227,382
Valterra Platinum Ltd.	5,897	495,689
Vodacom Group Ltd.	83,842	715,082
		2,826,418
Spain–0.27%
Banco Bilbao Vizcaya Argentaria SA	67,659	1,461,405
Banco de Sabadell SA	180,880	647,965
Bankinter SA	51,384	813,788
CaixaBank SA	83,642	1,002,671
Industria de Diseno Textil SA	3,978	231,555
Naturgy Energy Group SA	7,649	228,984
Repsol SA	39,375	1,108,346
		5,494,714
Sweden–0.15%
Atlas Copco AB Class A	70,976	1,252,501
Industrivarden AB Class A	3,582	178,406
†Spotify Technology SA	1,011	490,244
SSAB AB Class A	6,180	48,763
Telefonaktiebolaget LM Ericsson Class B	85,796	978,094
†=πVoltage, Inc.	1,948	0
		2,948,008
Switzerland–0.70%
ABB Ltd.	3,640	295,961
Cie Financiere Richemont SA Class A	3,166	559,008
Galderma Group AG	8,828	1,734,999
Garmin Ltd.	4,359	1,011,332
Holcim AG	5,420	448,028
Julius Baer Group Ltd.	10,869	799,458
Nestle SA	4,024	394,718
Novartis AG	6,967	1,069,395
Partners Group Holding AG	1,619	1,745,024
Roche Holding AG	8,322	3,321,234
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Straumann Holding AG	3,016	$315,543
Zurich Insurance Group AG	3,463	2,447,712
		14,142,412
Taiwan–1.78%
Accton Technology Corp.	11,000	542,709
Airtac International Group	12,000	382,205
ASE Technology Holding Co. Ltd.	13,000	143,080
Asia Vital Components Co. Ltd.	2,000	132,099
Delta Electronics, Inc.	10,000	450,904
Elite Material Co. Ltd.	4,000	341,386
eMemory Technology, Inc.	4,000	340,584
Genius Electronic Optical Co. Ltd.	19,685	275,417
Gold Circuit Electronics Ltd.	5,000	140,989
Hon Hai Precision Industry Co. Ltd.	49,000	299,525
Hon Precision, Inc.	7,000	774,523
International Games System Co. Ltd.	8,000	191,096
Nan Ya Printed Circuit Board Corp.	19,000	327,679
†Nanya Technology Corp.	37,000	246,625
Phison Electronics Corp.	4,000	198,938
Taiwan Semiconductor Manufacturing Co. Ltd.	517,000	29,900,449
TS Financial Holding Co. Ltd.	215,000	158,141
United Microelectronics Corp.	261,000	467,869
Winbond Electronics Corp.	215,000	652,780
		35,966,998
Thailand–0.04%
CP ALL PCL	203,200	283,374
Krungthai Card PCL	378,000	346,148
True Corp. PCL NVDR	243,400	107,101
		736,623
Turkey–0.07%
Akbank TAS	447,834	668,422
KOC Holding AS	87,485	385,355
†MLP Saglik Hizmetleri AS	16,417	158,567
Turkiye Is Bankasi AS Class C	948,455	281,270
		1,493,614
United Arab Emirates–0.07%
Abu Dhabi Commercial Bank PJSC	29,411	100,415
Air Arabia PJSC	150,061	166,267
LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
†Aldar Properties PJSC	63,053	$136,284
Borouge PLC	176,865	125,187
Emaar Development PJSC	26,280	99,480
Emaar Properties PJSC	160,759	526,074
Emirates Integrated Telecommunications Co. PJSC	58,754	161,468
†=NMC Health PLC	123,425	0
		1,315,175
United Kingdom–3.02%
Anglo American PLC	9,926	426,179
AstraZeneca PLC	27,162	5,311,256
BAE Systems PLC	293,055	8,591,934
BP PLC	202,597	1,585,687
British American Tobacco PLC	106,060	6,157,716
British Land Co. PLC	36,761	173,893
Bunzl PLC	16,773	504,958
Compass Group PLC	124,820	3,482,592
Convatec Group PLC	64,922	187,263
Diploma PLC	8,287	661,651
†Genius Sports Ltd.	51,601	228,592
GSK PLC	41,670	1,147,820
Haleon PLC	97,065	480,374
Imperial Brands PLC	14,031	568,926
Intertek Group PLC	10,906	530,675
J Sainsbury PLC	220,576	989,726
Lloyds Banking Group PLC	382,919	474,603
London Stock Exchange Group PLC	2,120	250,346
National Grid PLC	556,296	9,390,331
NatWest Group PLC	185,393	1,373,381
RELX PLC	100,637	3,297,105
Rolls-Royce Holdings PLC	398,325	6,051,523
Shell PLC	179,408	8,389,313
St. James's Place PLC	40,847	644,510
		60,900,354
United States–41.38%
3M Co.	5,398	783,952
Abbott Laboratories	21,455	2,202,785
AbbVie, Inc.	21,140	4,597,739
†Adobe, Inc.	1,910	464,283
Advanced Drainage Systems, Inc.	2,258	309,640
†Advanced Micro Devices, Inc.	10,394	2,114,451
AES Corp.	21,598	304,316
Agilent Technologies, Inc.	12,037	1,371,977
†Airbnb, Inc. Class A	14,512	1,832,575
†Akamai Technologies, Inc.	3,577	410,818
Albemarle Corp.	3,210	576,291
Alphabet, Inc. Class C	153,188	43,943,510
Altria Group, Inc.	24,481	1,615,501
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Amazon.com, Inc.	129,767	$27,026,573
†AMC Networks, Inc. Class A	10,929	74,208
Ameren Corp.	1,720	189,062
Amphenol Corp. Class A	23,461	2,964,297
Analog Devices, Inc.	587	186,748
†Antero Resources Corp.	27,770	1,178,559
APA Corp.	80,403	3,412,303
Apple, Inc.	141,637	35,946,054
Applied Materials, Inc.	1,817	621,032
†AppLovin Corp. Class A	2,441	971,518
†Arista Networks, Inc.	13,444	1,650,654
†Autodesk, Inc.	3,621	866,867
Automatic Data Processing, Inc.	3,753	762,535
†AutoZone, Inc.	627	2,117,868
†Avaya Holdings Corp.	121	1,797
Bank of America Corp.	161,176	7,857,330
†Berkshire Hathaway, Inc. Class B	835	400,132
Best Buy Co., Inc.	2,715	174,303
†Biogen, Inc.	1,038	190,297
Blackstone, Inc.	3,594	413,274
†Block, Inc.	3,590	216,046
†Boeing Co.	47,172	9,388,643
Booking Holdings, Inc.	869	3,658,768
†Boston Scientific Corp.	97,047	6,089,699
Bristol-Myers Squibb Co.	23,066	1,398,953
Broadcom, Inc.	73,061	22,613,110
Broadridge Financial Solutions, Inc.	12,981	2,109,153
†Builders FirstSource, Inc.	3,218	264,938
†Burlington Stores, Inc.	1,279	416,161
†Cadence Design Systems, Inc.	11,562	3,212,733
†Caesars Entertainment, Inc.	10,015	264,696
Cardinal Health, Inc.	745	157,426
†=Caresyntax, Inc.	2,497	0
Carrier Global Corp.	6,421	361,567
†Carvana Co.	1,204	378,514
Caterpillar, Inc.	4,933	3,494,833
Century Communities, Inc.	6,492	372,511
CF Industries Holdings, Inc.	1,882	244,359
†Charter Communications, Inc. Class A	3,503	756,228
Cheniere Energy, Inc.	6,723	1,907,718
†Ciena Corp.	2,284	886,717
Cisco Systems, Inc.	91,731	7,117,408
Citigroup, Inc.	91,811	10,412,286
Citizens Financial Group, Inc.	50,843	3,049,055
†Clean Harbors, Inc.	1,201	344,363
LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Coinbase Global, Inc. Class A	2,101	$366,856
Comfort Systems USA, Inc.	198	273,040
Conagra Brands, Inc.	26,777	420,934
†Cooper Cos., Inc.	7,243	517,875
Costco Wholesale Corp.	13,758	13,708,884
CRH PLC	42,984	4,518,478
†Crowdstrike Holdings, Inc. Class A	2,358	920,587
†=πCrown PropTech Acquisitions	9,077	0
†=Crown PropTech Acquisitions Class A	8,069	95,537
CSX Corp.	127,100	5,217,455
Darden Restaurants, Inc.	4,606	902,960
†Datadog, Inc. Class A	31,382	3,704,645
†Deckers Outdoor Corp.	14,860	1,487,337
Delta Air Lines, Inc.	77,094	5,125,209
Devon Energy Corp.	26,744	1,345,758
Dick's Sporting Goods, Inc.	1,030	204,239
Digital Realty Trust, Inc.	11,164	2,011,864
Dollar General Corp.	14,435	1,713,868
†DoorDash, Inc. Class A	2,406	361,261
Dow, Inc.	16,995	707,842
DR Horton, Inc.	31,710	4,351,246
Eaton Corp. PLC	6,188	2,213,262
eBay, Inc.	18,673	1,699,616
†EchoStar Corp. Class A	10,828	1,267,634
†Edwards Lifesciences Corp.	42,206	3,379,856
Eli Lilly & Co.	21,092	19,399,789
EMCOR Group, Inc.	589	434,865
Emerson Electric Co.	9,705	1,271,549
EOG Resources, Inc.	3,442	497,610
†=πEpic Games, Inc.	3,175	1,602,169
EQT Corp.	70,145	4,464,028
Estee Lauder Cos., Inc. Class A	10,038	720,427
†=πExo, Inc.	1,035	383
Exxon Mobil Corp.	77,557	13,158,321
FactSet Research Systems, Inc.	5,872	1,274,165
†Fair Isaac Corp.	580	619,173
†=πFanatics Holdings, Inc.	37,931	3,318,963
†=πFarmers Business Network, Inc.	24,139	23,656
Fastenal Co.	33,087	1,535,237
Fifth Third Bancorp	152,972	7,107,079
First Citizens BancShares, Inc. Class A	386	727,479
First Horizon Corp.	21,163	481,670
†First Solar, Inc.	4,900	966,574
Flagstar Bank NA	69,920	920,846
Ford Motor Co.	206,511	2,383,137
†Fortinet, Inc.	1,368	111,793
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Franklin Resources, Inc.	19,745	$466,377
Freeport-McMoRan, Inc.	152,302	8,952,312
GE Vernova, Inc.	7,548	6,588,649
General Electric Co.	37,350	10,598,809
General Motors Co.	4,913	366,019
Gilead Sciences, Inc.	19,455	2,711,443
Goldman Sachs Group, Inc.	6,243	5,281,516
†=πGrand Rounds, Inc.	1,035,048	745,235
Halliburton Co.	13,972	544,768
Hasbro, Inc.	6,229	583,034
Hershey Co.	2,291	476,276
Hilton Worldwide Holdings, Inc.	18,296	5,563,448
Home Depot, Inc.	27,640	9,090,520
Honeywell International, Inc.	14,158	3,200,133
Host Hotels & Resorts, Inc.	36,789	704,877
Howmet Aerospace, Inc.	14,426	3,324,616
Huntington Bancshares, Inc.	57,204	895,243
†iHeartMedia, Inc. Class A	721	2,105
Illinois Tool Works, Inc.	8,085	2,104,445
†Incyte Corp.	8,551	804,820
†Insulet Corp.	1,223	256,634
†Intel Corp.	43,222	1,907,387
Intuit, Inc.	7,124	3,080,275
†Intuitive Surgical, Inc.	14,546	6,705,561
Invesco Ltd.	20,432	496,293
†Ionis Pharmaceuticals, Inc.	1,365	102,498
J.M. Smucker Co.	6,589	635,443
Jabil, Inc.	1,937	514,525
Jacobs Solutions, Inc.	3,836	488,246
†=πJawbone, Inc.	32,637	0
Johnson & Johnson	42,488	10,385,767
JPMorgan Chase & Co.	40,532	11,922,893
KB Home	3,660	189,405
Kenvue, Inc.	35,950	619,778
Keurig Dr. Pepper, Inc.	107,524	2,831,107
KLA Corp.	1,758	2,588,497
Lam Research Corp.	40,219	8,593,192
Las Vegas Sands Corp.	9,011	485,513
†Live Nation Entertainment, Inc.	36,069	5,500,883
Lockheed Martin Corp.	2,637	1,593,776
Lowe's Cos., Inc.	338	79,863
Marathon Petroleum Corp.	5,298	1,293,666
Marriott International, Inc. Class A	503	164,516
Marsh & McLennan Cos., Inc.	32,713	5,674,070
†MasTec, Inc.	1,088	350,053
Mastercard, Inc. Class A	13,597	6,793,877
McDonald's Corp.	24,580	7,639,218
LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
McKesson Corp.	9,979	$8,635,427
Merck & Co., Inc.	41,666	5,012,003
Meritage Homes Corp.	5,121	316,683
Meta Platforms, Inc. Class A	31,272	17,891,649
MetLife, Inc.	16,530	1,169,002
Micron Technology, Inc.	34,248	11,570,344
Microsoft Corp.	75,207	27,839,375
†Moderna, Inc.	26,974	1,370,279
†MongoDB, Inc.	6,997	1,712,656
Monolithic Power Systems, Inc.	746	815,639
Motorola Solutions, Inc.	1,030	446,989
†MP Materials Corp.	10,720	517,347
Mueller Industries, Inc.	2,639	292,401
=πMythic AI, Inc.	685	0
NetApp, Inc.	6,798	696,047
†Netflix, Inc.	67,289	6,469,837
NextEra Energy, Inc.	97,292	9,036,481
Northern Trust Corp.	1,678	234,198
NRG Energy, Inc.	5,030	735,084
Nucor Corp.	3,225	545,348
†Nuvalent, Inc. Class A	1,534	157,158
NVIDIA Corp.	273,327	47,668,229
Occidental Petroleum Corp.	28,988	1,884,220
Oracle Corp.	24,195	3,559,326
Otis Worldwide Corp.	36,811	2,837,392
†Palantir Technologies, Inc. Class A	32,281	4,722,065
†Palladyne AI Corp.	2,338	14,192
†Palo Alto Networks, Inc.	1,177	188,697
Paramount Skydance Corp. Class B	4,180	37,704
Parker-Hannifin Corp.	6,427	5,753,707
PBF Energy, Inc. Class A	7,651	364,341
PepsiCo, Inc.	27,013	4,194,849
Pfizer, Inc.	77,341	2,171,735
Philip Morris International, Inc.	32,688	5,404,634
Pinnacle West Capital Corp.	11,937	1,202,653
PNC Financial Services Group, Inc.	4,615	960,335
Principal Financial Group, Inc.	5,063	456,227
Procter & Gamble Co.	14,196	2,050,470
Progressive Corp.	35,541	7,045,648
Prologis, Inc.	17,357	2,294,248
†Protagonist Therapeutics, Inc.	1,093	115,202
Prudential Financial, Inc.	22,316	2,180,050
Qnity Electronics, Inc. Class W/I	3,537	408,099
†QXO, Inc.	8,201	159,263
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Ralph Lauren Corp.	2,389	$821,792
Raymond James Financial, Inc.	914	132,338
Regeneron Pharmaceuticals, Inc.	1,577	1,218,453
†=πRelativity Space, Inc.	406	418
Republic Services, Inc.	1,549	339,262
ResMed, Inc.	1,350	303,048
†RH	961	134,367
†Rivian Automotive, Inc. Class A	5,648	85,002
†Robinhood Markets, Inc. Class A	7,739	536,313
Rockwell Automation, Inc.	7,976	2,862,427
Ross Stores, Inc.	686	148,608
Royal Caribbean Cruises Ltd.	681	187,398
Royalty Pharma PLC Class A	4,420	212,027
†=πRSA Security LLC	2,860	0
RTX Corp.	612	118,055
S&P Global, Inc.	5,780	2,458,465
†=πSalt Pay Co. Ltd.	331	74,905
SBA Communications Corp.	1,174	202,057
†ServiceNow, Inc.	32,643	3,412,826
†ServiceTitan, Inc. Class A	35,878	2,276,818
†Six Flags Entertainment Corp.	11,921	211,598
Skyworks Solutions, Inc.	33,370	1,786,964
SLB Ltd.	7,571	389,074
SM Energy Co.	18,763	585,030
†=πSnorkel AI, Inc.	4,461	32,431
†Snowflake, Inc. Class A	3,588	541,142
Solaris Energy Infrastructure, Inc. Class A	5,152	291,140
†=Source Global PBC	8,696	696
Southern Co.	7,126	687,802
Southwest Airlines Co.	4,707	176,842
Starbucks Corp.	2,610	233,830
†Starz Entertainment Corp.	3,456	39,744
STERIS PLC	874	193,268
Stryker Corp.	30,261	9,943,462
Synchrony Financial	13,859	942,689
†Synopsys, Inc.	1,706	676,395
†Take-Two Interactive Software, Inc.	4,353	859,718
Tapestry, Inc.	15,146	2,137,252
Targa Resources Corp.	13,598	3,409,427
TD SYNNEX Corp.	2,351	396,637
†Tesla, Inc.	35,053	13,030,953
Textron, Inc.	6,095	533,678
Thermo Fisher Scientific, Inc.	10,628	5,223,981
LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
TJX Cos., Inc.	60,672	$9,689,318
Toll Brothers, Inc.	4,554	621,484
†TopBuild Corp.	559	196,377
TransDigm Group, Inc.	2,118	2,454,677
Travelers Cos., Inc.	3,881	1,132,010
Truist Financial Corp.	3,996	183,696
†Tyler Technologies, Inc.	2,605	891,900
U.S. Bancorp	11,069	575,699
†Uber Technologies, Inc.	26,032	1,872,482
†Ulta Beauty, Inc.	2,263	1,182,893
Union Pacific Corp.	17,922	4,348,236
†United Airlines Holdings, Inc.	19,676	1,811,569
UnitedHealth Group, Inc.	10,199	2,759,747
†USA Rare Earth, Inc.	18,237	276,017
Valero Energy Corp.	15,838	3,913,253
Ventas, Inc.	19,778	1,617,445
Veralto Corp.	13,234	1,170,150
†=πVerger Capital Fund LLC	108,057	17,289
Verizon Communications, Inc.	73,756	3,702,551
†Vertex Pharmaceuticals, Inc.	6,828	3,048,975
Vertiv Holdings Co. Class A	17,616	4,414,217
Viatris, Inc.	116,383	1,572,334
VICI Properties, Inc.	76,472	2,089,215
Visa, Inc. Class A	4,281	1,293,889
†Vistance Networks, Inc.	23,523	428,119
Vistra Corp.	26,227	3,942,705
Walmart, Inc.	119,784	14,886,756
Walt Disney Co.	95,886	9,241,493
Waste Management, Inc.	2,877	661,106
†Wealthfront Corp.	23,711	219,327
Wells Fargo & Co.	91,991	7,323,404
West Pharmaceutical Services, Inc.	557	139,606
Weyerhaeuser Co.	12,364	302,053
Williams Cos., Inc.	110,399	8,034,839
†Wolfspeed, Inc.	1,191	19,437
Wynn Resorts Ltd.	3,639	369,540
Zoetis, Inc.	6,211	734,202
		834,205,446
Uruguay–0.02%
†MercadoLibre, Inc.	236	408,049
		408,049
Total Common Stock (Cost $899,790,392)		1,233,026,497
ΔCONVERTIBLE PREFERRED STOCKS–0.76%
United States–0.76%
†=πDatabricks, Inc. Series F	60,501	11,495,190
†=πDatabricks, Inc. Series G	16,533	3,141,270
	Number of Shares	Value (U.S. $)
ΔCONVERTIBLE PREFERRED STOCKS (continued)
United States (continued)
Wells Fargo & Co. Series L Class A	617	$712,635
Total Convertible Preferred Stocks (Cost $5,498,082)		15,349,095
ΔPREFERRED STOCKS–0.80%
United Kingdom–0.01%
†=π10X Future Technologies Services Ltd. Series D	46,779	163,460
		163,460
United States–0.79%
†=πBreeze Aviation Group, Inc. Series B	1,998	245,994
†=πBytedance Ltd. Series E1	23,481	6,786,713
•Citigroup Capital XIII 10.30% (3 mo. USD Term SOFR + 6.63%) 10/30/40	51,122	1,500,431
†Cohesity Global, Inc. Series G 1	2,783	54,964
†Cohesity Global, Inc. Series G	4,028	79,553
†=πDream Finders Homes, Inc.	2,409	2,387,921
†=πExo, Inc. Series D	48,140	35,624
†=πJumpcloud, Inc. Series E1 Series E-1	491,634	899,690
†=πJumpcloud, Inc. Series F Series F	32,336	78,900
†=Lessen Holdings, Inc.	53,911	0
†=πLoadsmart, Inc. Series C Series C	96,249	617,919
†=πLoadsmart, Inc. Series D Series D	8,526	83,896
=πNeon Pagamentos SA	3,076	1,308,684
†=πNoodle Partners, Inc. Series C	69,413	1
†=πPsiQuantum Corp. Series D	14,776	610,988
†=πRSA Security LLC Series A	30,039	0
†=πRSA Security LLC Series B	90,116	0
†=πSambaNova Systems, Inc. Series C Series C	16,831	515,870
†=πSambaNova Systems, Inc. Series D Series D	5,355	197,439
†=πSnorkel AI, Inc. Series C	15,980	139,825
†=πUrsa Major Technologies, Inc.	102,993	495,396
		16,039,808
Total Preferred Stocks (Cost $19,297,307)		16,203,268
LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔRIGHTS–0.00%
United States–0.00%
†=Walgreens Boots Alliance, Inc. expiration date 12/31/99	30,243	$16,029
Total Rights (Cost $16,029)		16,029
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	8
		8
United States–0.00%
†=Crown PropTech Acquisitions exp 3/11/27 exercise price USD 11.5000	12,103	605
†EVgo, Inc. exp 7/01/26 exercise price USD 11.5000	16,129	387
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	125
†=Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	105
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	171
†Palladyne AI Corp. exp 9/24/26 exercise price USD 11.5000	44,727	2,805
=πSonder Holdings, Inc. exp 12/31/99 exercise price USD 1.0000	3,371	0
=πSonder Holdings, Inc. exp 12/31/99 exercise price USD 1.0000	33,652	1
		4,199
Total Warrants (Cost $153,096)		4,207

	Principal Amount°
ΔCONVERTIBLE BONDS–0.52%
Austria–0.02%
ams-OSRAM AG 2.13%, exercise price $2.1250 11/3/27	300,000	333,750
		333,750
British Virgin Islands–0.02%
^CMOC Capital Ltd. 0.00% 1/24/27	400,000	387,004
		387,004
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
Chile–0.01%
@WOM Chile Holdco SpA 5.00%, exercise price $5.0000 4/1/32	130,200	$118,819
		118,819
China–0.08%
Alibaba Group Holding Ltd. 0.50%, exercise price $0.5000 6/1/31	490,000	679,630
ZTO Express Cayman, Inc. 0.93%, exercise price $0.9250 3/1/31	948,000	970,752
		1,650,382
France–0.04%
Clariane SE 0.88%, exercise price $0.8750 3/6/27	350,400	238,523
Schneider Electric SE 1.25%, exercise price $1.2500 9/23/33	300,000	344,504
Vinci SA 0.75%, exercise price $0.7500 3/4/31	300,000	329,175
		912,202
Germany–0.02%
TAG Immobilien AG 0.63%, exercise price $0.6250 3/11/31	200,000	237,592
Vonovia SE 0.88%, exercise price $0.8750 5/20/32	100,000	109,474
		347,066
Hong Kong–0.01%
^China Ruyi Holdings Ltd. 0.00% 1/31/27	2,000,000	243,330
		243,330
India–0.00%
‡=REI Agro Ltd. 5.50%, exercise price $5.5000 11/13/14	599,000	0
		0
Japan–0.07%
^Nippon Steel Corp.
0.00% 2/14/29	120,000,000	769,352
0.00% 2/14/31	90,000,000	581,267
		1,350,619
Netherlands–0.01%
Nebius Group NV 2.63%, exercise price $2.6250 3/15/33	289,000	269,377
		269,377
LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
Spain–0.02%
Cellnex Telecom SA 0.75%, exercise price $0.7500 11/20/31	200,000	$205,618
Iberdrola Finanzas SA 1.50%, exercise price $1.5000 3/27/30	200,000	267,154
		472,772
United States–0.22%
AMC Networks, Inc. 4.25%, exercise price $4.2500 2/15/29	417,000	369,566
^Core Scientific, Inc. 0.00%, exercise price $0.0100 6/15/31	104,000	113,620
CoreWeave, Inc. 1.75%, exercise price $1.7500 12/1/31	130,000	130,143
DISH Network Corp. 3.38%, exercise price $3.3750 8/15/26	195,000	187,980
Solaris Energy Infrastructure, Inc.
0.25%, exercise price $0.2500 10/1/31	1,841,000	2,298,949
4.75%, exercise price $4.7500 5/1/30	558,000	1,324,134
Stem, Inc. 0.50%, exercise price $0.5000 12/1/28	73,000	29,889
Wolfspeed, Inc.
2.50%, exercise price $2.5000 6/15/31	2,000	2,852
2.50%, exercise price $2.5000 6/15/31	7,000	9,984
		4,467,117
Total Convertible Bonds (Cost $9,282,011)		10,552,438
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust 7.06% (30 day USD SOFR Average + 3.40%) 1/25/42	138,145	140,330
Total Agency Collateralized Mortgage Obligations (Cost $121,114)		140,330
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.01%
United States–0.01%
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Class X1 0.76% 5/25/29	5,630,546	106,539
		Principal Amount°	Value (U.S. $)
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
Class X1 1.03% 10/25/30		1,675,410	$62,507
Class XFX 1.36% 12/25/29		918,014	29,874
Class X1 1.41% 7/25/30		270,157	13,025
Class X1 1.57% 4/25/30		531,255	27,890
Class X1 1.64% 4/25/30		258,572	13,908
Total Agency Commercial Mortgage-Backed Securities (Cost $240,989)			253,743
ΔAGENCY MORTGAGE-BACKED SECURITY–0.66%
United States–0.66%
Uniform Mortgage-Backed Security, TBA 3.50% 4/1/56		14,543,000	13,330,754
Total Agency Mortgage-Backed Security (Cost $13,499,426)			13,330,754
ΔCORPORATE BONDS–7.90%
Argentina–0.01%
Telecom Argentina SA 9.25% 5/28/33		75,387	77,989
Vista Energy Argentina SAU 8.50% 6/10/33		40,000	41,818
			119,807
Australia–0.10%
AGL Energy Ltd. 5.77% 9/30/35	AUD	200,000	131,358
Fortescue Treasury Pty. Ltd. 4.38% 4/1/31		100,000	94,485
•Macquarie Bank Ltd. 5.31% (3 mo. AUD Bank Bill Swap + 1.32%) 8/20/36	AUD	400,000	273,265
Mineral Resources Ltd. 8.50% 5/1/30		384,000	394,675
μPacific National Finance Pty. Ltd. 7.75% 12/11/54	AUD	190,000	131,110
=Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	0
=Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	738,610
Tabcorp Finance Pty. Ltd. 5.99% 5/28/31	AUD	250,000	167,832
			1,931,335
Austria–0.02%
LD Celulose International GmbH 7.95% 1/26/32		200,000	205,534
LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Austria (continued)
Sappi Papier Holding GmbH 4.50% 3/15/32	EUR	166,000	$171,200
			376,734
Brazil–0.01%
@Samarco Mineracao SA
9.50% 6/30/31		11,881	11,690
9.50% 6/30/31		134,247	132,087
Suzano Austria GmbH 3.13% 1/15/32		45,000	39,574
Vale Overseas Ltd. 6.40% 6/28/54		39,000	39,495
			222,846
British Virgin Islands–0.02%
Fortune Star BVI Ltd. 6.80% 9/9/29		200,000	189,530
SJM International Ltd. 6.50% 1/15/31		200,000	190,881
			380,411
Canada–0.12%
1011778 BC ULC/New Red Finance, Inc. 6.13% 6/15/29		100,000	101,617
♦Air Canada Pass-Through Trust 10.50% 7/15/26		664,000	671,322
Bausch & Lomb Corp. 8.38% 10/1/28		217,000	224,052
•Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc. 5.89% (3 mo. EURIBOR + 3.88%) 1/15/31	EUR	128,000	147,952
μBell Telephone Co. of Canada or Bell Canada 6.88% 9/15/55		125,000	126,416
Bombardier, Inc. 7.25% 7/1/31		125,000	130,990
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88% 2/15/30		77,000	70,696
6.25% 9/15/27		100,000	99,868
Garda World Security Corp. 8.38% 11/15/32		200,000	200,136
Gran Tierra Energy, Inc. 9.50% 10/15/29		200,000	173,526
NOVA Chemicals Corp. 5.25% 6/1/27		100,000	99,848
Open Text Corp. 3.88% 2/15/28		114,000	109,766
μRogers Communications, Inc. 5.25% 3/15/82		100,000	98,778
μTELUS Corp. 6.63% 10/15/55		103,000	103,038
			2,358,005
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Cayman Islands–0.02%
μAl Rajhi Sukuk Ltd. 6.25% 7/21/30		200,000	$196,267
Azorra Finance Ltd. 7.75% 4/15/30		100,000	102,997
μBanco Mercantil del Norte SA 8.38% 5/20/31		200,000	205,500
			504,764
Chile–0.01%
μAES Andes SA 8.15% 6/10/55		200,000	209,939
@WOM Mobile SA 11.00% 4/1/31		8,965	9,107
			219,046
China–0.00%
‡Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	2,633
11.75% 4/17/22		204,000	2,305
			4,938
Colombia–0.01%
Ecopetrol SA 8.88% 1/13/33		157,000	165,247
			165,247
Denmark–0.01%
•SGL Group ApS
6.27% (3 mo. EURIBOR + 4.25%) 2/24/31	EUR	160,000	169,983
6.78% (3 mo. EURIBOR + 4.75%) 4/22/30	EUR	100,000	107,496
			277,479
Finland–0.02%
Mehilainen Yhtiot OYJ 5.13% 6/30/32	EUR	307,000	353,610
			353,610
France–0.37%
Afflelou SAS 6.00% 7/25/29	EUR	224,000	263,225
μAir France-KLM 5.75% 5/21/30	EUR	200,000	224,924
Altice France SA 5.63% 7/15/32	EUR	122,713	135,033
φAtos SE 9.36% 12/18/29	EUR	286,363	373,160
•Bertrand Franchise Finance SAS 5.78% (3 mo. EURIBOR + 3.75%) 7/18/30	EUR	159,000	178,469
Betclic Everest Group SAS 5.13% 12/10/31	EUR	178,000	203,339
μElectricite de France SA
4.38% 1/6/31	EUR	200,000	224,080
5.13% 9/17/29	EUR	200,000	233,125
7.38% 6/17/35	GBP	200,000	266,523
Elior Group SA 5.63% 3/15/30	EUR	359,000	418,808
LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
France (continued)
Forvia SE
2.75% 2/15/27	EUR	101,000	$115,174
6.75% 9/15/33		200,000	195,278
Goldstory SAS
• 6.02% (3 mo. EURIBOR + 4.00%) 2/1/30	EUR	346,000	388,683
6.75% 2/1/30	EUR	400,000	451,994
Iliad Holding SAS 5.63% 10/15/28	EUR	715,000	830,088
iliad SA 4.25% 1/9/32	EUR	100,000	113,184
Loxam SAS 6.38% 5/31/29	EUR	443,700	526,133
New Immo Holding SA
4.88% 12/8/28	EUR	400,000	451,543
5.88% 4/17/28	EUR	100,000	115,799
Paprec Holding SA 4.13% 7/15/30	EUR	401,000	454,523
μRCI Banque SA
4.75% 3/24/37	EUR	200,000	223,755
5.50% 10/9/34	EUR	300,000	351,461
6.13% 9/24/30	EUR	200,000	226,599
μUnibail-Rodamco-Westfield SE 4.75% 6/11/31	EUR	300,000	343,010
μVeolia Environnement SA 4.32% 10/24/32	EUR	100,000	112,117
			7,420,027
Germany–0.45%
alstria SARL
4.25% 10/15/29	EUR	200,000	220,536
5.50% 3/20/31	EUR	200,000	228,895
μBayer AG 5.38% 3/25/82	EUR	400,000	460,082
BRANICKS Group AG 2.25% 9/22/26	EUR	100,000	63,717
μCommerzbank AG
4.25% 10/9/27	EUR	200,000	227,650
7.88% 10/9/31	EUR	200,000	250,735
φDEMIRE Deutsche Mittelstand Real Estate AG 5.00% 12/31/27	EUR	528,455	558,233
μDeutsche Bank AG
4.50% 11/30/26	EUR	200,000	227,998
4.63% 10/30/27	EUR	600,000	670,497
6.75% 10/30/34	EUR	400,000	455,983
7.13% 10/30/30	EUR	200,000	235,092
μDeutsche Lufthansa AG 5.25% 1/15/55	EUR	300,000	339,503
Dynamo Newco II GmbH 6.25% 10/15/31	EUR	130,000	133,261
Fressnapf Holding SE 5.25% 10/31/31	EUR	152,000	171,734
Gruenenthal GmbH 4.63% 11/15/31	EUR	303,000	343,209
@IHO Verwaltungs GmbH
7.00% 11/15/31	EUR	275,000	332,322
8.75% 5/15/28	EUR	300,165	355,083
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
Mahle GmbH 6.50% 5/2/31	EUR	381,000	$445,284
•Nidda Healthcare Holding GmbH 5.23% (3 mo. EURIBOR + 3.25%) 10/15/32	EUR	378,000	433,434
•PrestigeBidCo GmbH 5.77% (3 mo. EURIBOR + 3.75%) 7/1/29	EUR	262,000	302,453
Progroup AG
5.13% 4/15/29	EUR	168,000	193,401
5.38% 4/15/31	EUR	116,000	131,242
Schaeffler AG
4.25% 4/1/28	EUR	100,000	114,232
5.38% 4/1/31	EUR	100,000	116,854
Techem Verwaltungsgesellschaft 675 GmbH 4.63% 7/15/32	EUR	100,000	112,251
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	1,152,196	1,330,231
TUI Cruises GmbH
5.00% 5/15/30	EUR	113,000	127,142
6.25% 4/15/29	EUR	389,000	454,155
			9,035,209
Greece–0.04%
μEurobank SA 4.00% 2/7/36	EUR	272,000	305,454
μNational Bank of Greece SA
5.80% 8/12/31	EUR	200,000	220,600
5.88% 6/28/35	EUR	173,000	209,125
			735,179
Hong Kong–0.03%
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	184,253
Melco Resorts Finance Ltd. 6.50% 9/24/33		200,000	191,956
Studio City Finance Ltd. 5.00% 1/15/29		200,000	187,535
			563,744
India–0.04%
μAxis Bank Ltd. 4.10% 9/8/26		200,000	197,327
Muthoot Finance Ltd.
5.75% 8/4/30		200,000	191,898
6.38% 3/2/30		415,000	409,765
			798,990
Indonesia–0.03%
Freeport Indonesia PT
4.76% 4/14/27		246,000	245,466
6.20% 4/14/52		200,000	193,494
Garuda Indonesia Persero Tbk. PT 6.50% 12/28/31		230,908	191,872
			630,832
LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Ireland–0.09%
μAIB Group PLC 6.00% 7/14/31	EUR	325,000	$373,982
eircom Finance DAC 5.00% 4/30/31	EUR	312,000	358,225
Flutter Treasury DAC 4.00% 6/4/31	EUR	277,000	309,032
GGAM Finance Ltd. 6.88% 4/15/29		100,000	102,225
Perrigo Finance Unlimited Co.
5.38% 9/30/32	EUR	114,000	123,128
6.13% 9/30/32		100,000	91,243
Virgin Media O2 Vendor Financing Notes V DAC 7.88% 3/15/32	GBP	164,000	192,285
Virgin Media O2 Vendor Financing Notes VII DAC 7.50% 7/15/33	EUR	245,000	248,166
			1,798,286
Israel–0.02%
Teva Pharmaceutical Finance Netherlands II BV 7.88% 9/15/31	EUR	324,000	434,642
			434,642
Italy–0.28%
μA2A SpA 5.00% 6/11/29	EUR	125,000	145,756
Agrifarma SpA 4.50% 10/31/28	EUR	505,000	578,651
Almaviva-The Italian Innovation Co. SpA 5.00% 10/30/30	EUR	231,000	253,020
μBPER Banca SpA 6.50% 3/20/30	EUR	200,000	232,175
Bubbles Bidco SpA
• 6.38% (3 mo. EURIBOR + 4.25%) 9/30/31	EUR	151,000	174,598
6.50% 9/30/31	EUR	156,000	180,199
•Cedacri SpA 6.61% (3 mo. EURIBOR + 4.63%) 5/15/28	EUR	110,000	123,155
Dolcetto Holdco SpA
5.63% 7/14/32	EUR	217,000	249,137
• 5.78% (3 mo. EURIBOR + 3.63%) 7/14/32	EUR	100,000	115,477
•Duomo Bidco SpA 5.31% (3 mo. EURIBOR + 3.25%) 1/15/32	EUR	258,000	293,310
μEnel SpA 4.50% 10/14/34	EUR	200,000	218,936
μEni SpA 4.88% 1/21/34	EUR	225,000	257,662
Fedrigoni SpA 6.13% 6/15/31	EUR	347,000	369,508
@Fiber Midco SpA 10.75% 6/15/29	EUR	217,000	181,436
•FIS Fabbrica Italiana Sintetici SpA 5.28% (3 mo. EURIBOR + 3.25%) 2/5/31	EUR	100,000	113,323
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Italy (continued)
Gruppo San Donato SPA 6.50% 10/31/31	EUR	126,000	$141,268
•IMA Industria Macchine Automatiche SpA 5.77% (3 mo. EURIBOR + 3.75%) 4/15/29	EUR	385,000	445,055
•Irca SpA/Gallarate 5.90% (3 mo. EURIBOR + 3.75%) 12/15/29	EUR	213,000	246,586
Italmatch Chemicals SpA
• 6.15% (3 mo. EURIBOR + 4.13%) 2/5/31	EUR	142,000	158,273
6.25% 2/5/31	EUR	100,000	109,652
Itelyum Regeneration SpA 5.75% 4/15/30	EUR	200,000	228,025
Lottomatica Group SpA
4.88% 1/31/31	EUR	189,000	220,181
• 5.26% (3 mo. EURIBOR + 3.25%) 6/1/31	EUR	155,000	179,487
5.38% 6/1/30	EUR	102,000	120,069
μPrysmian SpA 5.25% 5/21/30	EUR	150,000	176,028
TeamSystem SpA 5.00% 7/1/31	EUR	110,000	117,347
			5,628,314
Japan–0.16%
Kioxia Holdings Corp. 6.25% 7/24/30		200,000	203,226
Nissan Motor Co. Ltd.
4.81% 9/17/30		300,000	272,359
5.25% 7/17/29	EUR	301,000	344,393
μRakuten Group, Inc.
4.25% 4/22/27	EUR	420,000	470,706
8.13% 12/15/29		200,000	198,344
SoftBank Group Corp.
3.38% 7/6/29	EUR	100,000	108,830
5.38% 1/8/29	EUR	208,000	241,349
5.75% 7/8/32	EUR	495,000	542,800
5.88% 7/10/31	EUR	306,000	344,518
6.38% 7/10/33	EUR	376,000	416,985
			3,143,510
Jersey–0.06%
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29		331,000	249,077
Biffa Group Holdings Ltd.
5.25% 6/15/31	EUR	161,000	180,022
7.38% 6/15/31	GBP	300,000	387,746
Deepocean Ltd. 6.00% 4/8/31	EUR	100,000	117,556
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50% 5/15/30		417,598	368,793
			1,303,194
LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Kuwait–0.01%
Equate Petrochemical Co. KSCC 4.25% 11/3/26		200,000	$197,863
			197,863
Luxembourg–0.70%
@Adler Financing SARL 8.25% 12/31/28	EUR	398,831	509,723
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.38% 5/21/30	EUR	237,000	274,541
Alexandrite Lake Lux Holdings SARL 6.75% 7/30/30	EUR	300,000	338,953
Ardagh Group SA
9.50% 12/1/30		100,000	104,856
9.50% 12/1/30		495,118	519,160
12.00% 12/1/30		1,603,389	1,347,408
12.00% 12/1/30	EUR	860,000	816,148
•Arena Luxembourg Finance SARL 4.52% (3 mo. EURIBOR + 2.50%) 5/1/30	EUR	217,000	250,094
μAroundtown Finance SARL
5.13% 7/3/31	EUR	125,000	130,329
5.25% 4/30/31	EUR	824,000	866,669
Breakwater Energy Holdings SARL 9.25% 11/15/30		250,000	262,546
Cirsa Finance International SARL
4.88% 10/15/31	EUR	100,000	113,788
• 5.15% (3 mo. EURIBOR + 3.00%) 10/15/32	EUR	115,000	132,303
7.88% 7/31/28	EUR	379,000	447,147
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29		227,000	238,473
ContourGlobal Power Holdings SA 5.00% 2/28/30	EUR	183,000	211,510
Dana Financing Luxembourg SARL 8.50% 7/15/31	EUR	336,000	403,877
EIG Pearl Holdings SARL 3.55% 8/31/36		199,803	178,454
Froneri Lux FinCo SARL 4.75% 8/1/32	EUR	310,000	338,472
Garfunkelux Holdco 3 SA 9.00% 9/1/28	EUR	668,008	775,951
gategroup Finance Luxembourg SA 3.00% 2/28/27	CHF	245,000	307,528
ION Platform Finance SARL
6.50% 9/30/30	EUR	175,000	167,639
6.88% 9/30/32	EUR	135,000	124,476
7.88% 5/1/29	EUR	422,000	453,162
@•Kleopatra Finco SARL 6.00% 1/30/31	EUR	361,280	369,789
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
•Lion/Polaris Lux Midco SARL 5.64% (3 mo. EURIBOR + 3.63%) 7/1/29	EUR	335,000	$386,417
Luna 2 5SARL 5.50% 7/1/32	EUR	100,000	113,690
Lune Holdings SARL 5.63% 11/15/28	EUR	343,000	8,471
Maxam Prill SARL 6.00% 7/15/30	EUR	456,000	520,877
Motion Finco SARL 7.38% 6/15/30	EUR	121,000	120,777
PRA Group Europe Holding II SARL 6.25% 9/30/32	EUR	100,000	109,320
PRIO Luxembourg Holding SARL 6.75% 10/15/30		200,000	194,550
Rossini SARL
• 6.00% (3 mo. EURIBOR + 3.88%) 12/31/29	EUR	97,157	112,599
6.75% 12/31/29	EUR	162,000	192,446
Stena International SA 7.25% 1/15/31		415,000	419,370
Summer BC Holdco B SARL
5.88% 2/15/30	EUR	308,000	306,219
• 6.23% (3 mo. EURIBOR + 4.25%) 2/15/30	EUR	140,000	140,607
Telecom Italia Capital SA 7.72% 6/4/38		73,000	81,299
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28		600,000	588,788
Vivion Investments SARL
5.63% 6/8/30	EUR	272,000	293,840
@ 6.50% 2/28/29	EUR	359,115	414,490
μ 8.13% 3/8/31	EUR	300,000	290,185
@ 8.25% 8/31/28	EUR	72,256	83,408
			14,060,349
Macau–0.01%
Wynn Macau Ltd. 5.63% 8/26/28		200,000	196,428
			196,428
Mauritius–0.27%
Clean Renewable Power Mauritius Pte. Ltd. 4.25% 3/25/27		147,000	143,194
=•Flourishing Trade & Investment Ltd. 11.04% 4/2/30		2,802,671	2,876,381
India Cleantech Energy 4.70% 8/10/26		185,375	183,761
=Resurgent Trade & Investment Ltd. 9.52% 12/1/27		2,257,000	2,248,649
			5,451,985
LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Mexico–0.01%
Petroleos Mexicanos
5.95% 1/28/31		168,000	$160,620
8.75% 6/2/29		148,156	155,746
			316,366
Morocco–0.01%
OCP SA 7.50% 5/2/54		200,000	210,407
			210,407
Netherlands–0.35%
Boels Topholding BV
5.75% 5/15/30	EUR	100,000	116,131
6.25% 2/15/29	EUR	493,000	582,052
Citycon Treasury BV 5.38% 7/8/31	EUR	100,000	106,490
Darling Global Finance BV 4.50% 7/15/32	EUR	277,000	318,590
Global Switch Finance BV 1.38% 10/7/30	EUR	146,000	155,545
Heimstaden Bostad Treasury BV 1.38% 3/3/27	EUR	167,000	189,396
μING Groep NV
3.88% 5/16/27		400,000	385,209
7.25% 11/16/34		325,000	331,898
IPD 3 BV 5.50% 6/15/31	EUR	321,000	348,448
μNN Group NV 5.75% 9/11/34	EUR	200,000	224,890
Petrobras Global Finance BV 6.75% 1/27/41		81,000	78,602
μStellantis NV
6.25% 3/16/31	EUR	277,000	305,598
6.88% 12/16/33	EUR	375,000	408,588
8.25% 6/16/32	GBP	350,000	442,716
Sunrise FinCo I BV 4.88% 7/15/31		610,000	580,744
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/30		200,000	202,538
Trivium Packaging Finance BV 12.25% 1/15/31		300,000	324,813
μVolkswagen International Finance NV 5.99% 11/15/33	EUR	100,000	115,528
VZ Secured Financing BV
5.00% 1/15/32		407,000	348,879
5.25% 1/15/33	EUR	297,000	316,480
VZ Vendor Financing II BV 2.88% 1/15/29	EUR	494,000	520,327
μWintershall Dea Finance 2 BV 6.12% 5/8/30	EUR	250,000	292,015
ZF Europe Finance BV
5.50% 2/17/32	EUR	200,000	218,095
7.00% 6/12/30	EUR	200,000	235,810
			7,149,382
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Peru–0.01%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24% 7/3/36		105,000	$109,060
Volcan Cia Minera SAA 8.50% 10/28/32		79,000	80,098
			189,158
Philippines–0.01%
μSan Miguel Global Power Holdings Corp. 8.38% 10/20/30		200,000	195,768
			195,768
Portugal–0.00%
μEDP SA 4.63% 9/16/54	EUR	100,000	114,850
			114,850
Singapore–0.11%
μLendlease Asia Treasury Pte. Ltd. 3.90% 9/30/30	SGD	250,000	194,022
Seagate Data Storage Technology Pte. Ltd.
5.88% 7/15/30		100,000	101,644
8.25% 12/15/29		681,000	715,178
8.50% 7/15/31		362,000	379,537
9.63% 12/1/32		560,000	622,389
μUnited Overseas Bank Ltd. 3.00% 1/21/33	SGD	250,000	191,282
			2,204,052
Spain–0.10%
μBanco Bilbao Vizcaya Argentaria SA
6.88% 12/13/30	EUR	200,000	241,725
8.38% 6/21/28	EUR	200,000	246,774
μBankinter SA 7.38% 8/15/28	EUR	200,000	243,464
μCaixaBank SA 5.88% 10/9/27	EUR	200,000	234,352
Grifols SA
7.13% 5/1/30	EUR	133,000	158,907
7.50% 5/1/30	EUR	125,000	149,436
Kaixo Bondco Telecom SA 5.13% 9/30/29	EUR	207,000	239,861
μTelefonica Emisiones SA
4.38% 1/19/31	EUR	100,000	111,643
4.88% 1/19/34	EUR	300,000	329,381
			1,955,543
Sweden–0.06%
Heimstaden AB
7.36% 1/24/31	EUR	101,000	113,864
8.38% 1/29/30	EUR	100,000	118,088
μHeimstaden Bostad AB 5.00% 1/19/31	EUR	150,000	161,383
Intrum Investments & Financing AB 8.00% 9/11/27	EUR	358,863	412,354
LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Sweden (continued)
Verisure Midholding AB 5.25% 2/15/29	EUR	406,000	$467,246
			1,272,935
Switzerland–0.01%
μUBS Group AG 7.13% 8/13/32	AUD	290,000	193,995
			193,995
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	201,077
			201,077
Thailand–0.03%
μGC Treasury Center Co. Ltd. 6.50% 9/10/30		250,000	242,976
Muangthai Capital PCL
6.88% 9/30/28		200,000	198,496
7.55% 7/21/30		250,000	246,972
			688,444
Turkey–0.01%
Turkcell Iletisim Hizmetleri AS 7.65% 1/24/32		200,000	203,679
			203,679
United Arab Emirates–0.02%
Alpha Star Holding IX Ltd. 7.00% 8/26/28		200,000	190,561
Sobha Sukuk I Holding Ltd. 7.13% 9/11/30		200,000	172,072
			362,633
United Kingdom–0.82%
Allwyn Entertainment Financing U.K. PLC
4.63% 8/15/31	EUR	137,000	151,766
7.25% 4/30/30	EUR	270,900	323,546
Amber Finco PLC 6.63% 7/15/29	EUR	277,000	328,552
Ardonagh Finco Ltd.
6.88% 2/15/31	EUR	751,000	862,056
7.75% 2/15/31		200,000	202,343
Aston Martin Capital Holdings Ltd. 10.38% 3/31/29	GBP	361,000	366,679
Avianca Midco 2 PLC 9.00% 12/1/28		12,411	12,008
Azule Energy Finance PLC
8.25% 1/22/31		500,000	503,563
8.63% 1/22/33		368,000	370,129
BCP V Modular Services Finance II PLC
6.13% 11/30/28	GBP	648,000	801,835
6.13% 11/30/28	GBP	153,000	189,322
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	467,000	$369,115
Bellis Acquisition Co. PLC 8.00% 7/1/31	EUR	183,000	199,291
@Bracken MidCo1 PLC 6.75% 11/1/27	GBP	131,000	171,142
μBritish Telecommunications PLC 4.88% 11/23/81		331,000	315,526
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 5.63% 2/15/32	EUR	216,000	241,331
CD&R Firefly Bidco PLC 8.63% 4/30/29	GBP	100,000	134,560
μCentrica PLC 6.50% 5/21/55	GBP	356,000	472,380
Deuce Finco PLC
• 5.65% (3 mo. EURIBOR + 3.50%) 11/20/32	EUR	185,000	213,312
7.00% 11/20/31	GBP	219,000	285,440
Edge Finco PLC 8.13% 8/15/31	GBP	341,000	465,584
EG Global Finance PLC 12.00% 11/30/28		487,000	521,067
Energean PLC 5.63% 5/12/31	EUR	150,000	168,682
Entain PLC 4.88% 11/30/31	EUR	100,000	113,460
Heathrow Finance PLC 6.63% 3/1/31	GBP	387,000	508,013
INEOS Finance PLC 7.25% 3/31/31	EUR	269,000	282,624
INEOS Quattro Finance 2 PLC 8.50% 3/15/29	EUR	439,000	419,208
Ithaca Energy North Sea PLC 8.13% 10/15/29		200,000	205,079
Jaguar Land Rover Automotive PLC 5.50% 7/15/29		212,000	206,206
μLloyds Banking Group PLC 7.50% 6/27/30	GBP	200,000	263,076
Mobico Group PLC 4.88% 9/26/31	EUR	316,000	282,748
μNationwide Building Society
5.75% 6/20/27	GBP	200,000	262,727
7.50% 12/20/30	GBP	409,000	542,164
Ocado Group PLC 11.00% 6/15/30	GBP	180,000	237,545
OEG Finance PLC 7.25% 9/27/29	EUR	479,000	570,254
Pinewood Finco PLC 6.00% 3/27/30	GBP	261,000	337,031
Pinnacle Bidco PLC 10.00% 10/11/28	GBP	194,000	266,286
Stonegate Pub Co. Financing PLC
• 8.62% (3 mo. EURIBOR + 6.63%) 7/31/29	EUR	139,000	157,164
10.75% 7/31/29	GBP	241,000	315,831
LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Thames Water Utilities Finance PLC 4.00% 6/19/27	GBP	400,000	$358,340
Trident Energy Finance PLC 12.50% 11/30/29		200,000	213,126
Unique Pub Finance Co. PLC 6.46% 3/30/32	GBP	328,661	446,736
Vedanta Resources Finance II PLC
10.88% 9/17/29		200,000	209,078
10.88% 9/17/29		200,000	209,078
Virgin Media Secured Finance PLC
4.13% 8/15/30	GBP	371,000	425,406
4.25% 1/15/30	GBP	340,000	397,659
5.50% 5/15/29		200,000	191,816
Vmed O2 U.K. Financing I PLC
4.50% 7/15/31	GBP	238,000	264,008
5.63% 4/15/32	EUR	197,000	208,592
6.75% 1/15/33		200,000	178,689
μVodafone Group PLC
4.13% 6/4/81		67,000	61,326
7.00% 4/4/79		95,000	97,713
8.00% 8/30/86	GBP	147,000	203,583
Zegona Finance PLC 6.75% 7/15/29	EUR	447,818	537,188
			16,640,983
United States–3.42%
Acadia Healthcare Co., Inc.
5.00% 4/15/29		14,000	13,631
5.50% 7/1/28		87,000	86,350
7.38% 3/15/33		100,000	102,382
Acrisure LLC/Acrisure Finance, Inc.
4.25% 2/15/29		52,000	49,080
6.75% 7/1/32		100,000	96,362
Adient Global Holdings Ltd. 7.00% 4/15/28		100,000	101,329
Advance Auto Parts, Inc. 7.00% 8/1/30		100,000	101,305
μAES Corp. 6.95% 7/15/55		100,000	93,298
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.50% 2/15/28		130,000	131,628
Alexander Funding Trust II 7.47% 7/31/28		145,000	152,676
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50% 10/1/31		72,000	70,700
7.38% 10/1/32		200,000	198,090
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00% 6/1/29		300,000	$289,883
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88% 6/1/28	GBP	924,000	1,183,542
AMC Networks, Inc.
4.25% 2/15/29		595,000	501,277
10.50% 7/15/32		100,000	98,692
♦American Airlines Pass-Through Trust 5.65% 5/11/36		221,000	221,966
American Axle & Manufacturing, Inc. 6.38% 10/15/32		100,000	98,974
μAmerican National Group, Inc. 7.00% 12/1/55		100,000	94,832
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38% 6/1/28		100,000	102,663
AmWINS Group, Inc. 6.38% 2/15/29		86,000	86,498
APLD ComputeCo LLC 9.25% 12/15/30		100,000	103,032
Arches Buyer, Inc. 4.25% 6/1/28		77,000	74,135
Arcosa, Inc. 6.88% 8/15/32		110,000	112,711
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28		200,000	190,215
Aretec Group, Inc. 10.00% 8/15/30		103,000	109,403
Arsenal AIC Parent LLC 11.50% 10/1/31		114,000	123,177
Asbury Automotive Group, Inc. 4.75% 3/1/30		126,000	121,419
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88% 6/30/29		100,000	99,907
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88% 8/1/33		248,000	239,254
AT&T, Inc. 2.90% 12/4/26	GBP	52,000	67,894
ATI, Inc. 7.25% 8/15/30		180,000	186,654
Aviation Capital Group LLC 1.95% 9/20/26		18,000	17,786
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38% 6/15/32		100,000	99,451
Ball Corp. 6.00% 6/15/29		100,000	101,438
Bath & Body Works, Inc. 6.63% 10/1/30		100,000	100,942
LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50% 7/1/32		88,000	$79,800
Beach Acquisition Bidco LLC 5.25% 7/15/32	EUR	177,000	196,216
Beignet Investor LLC 6.58% 5/30/49		3,598,000	3,699,306
Block, Inc. 5.63% 8/15/30		200,000	198,895
Boyd Gaming Corp. 4.75% 6/15/31		70,000	66,557
Bracelet Holdings, Inc. 9.25% 7/2/28		1,170,000	1,136,795
Buckeye Partners LP 6.75% 2/1/30		118,000	121,777
Builders FirstSource, Inc. 6.38% 3/1/34		140,000	138,210
Caesars Entertainment, Inc. 7.00% 2/15/30		200,000	202,470
California Resources Corp. 7.00% 1/15/34		396,000	399,232
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30		300,000	280,344
4.50% 6/1/33		306,000	266,411
4.75% 2/1/32		95,000	85,896
7.00% 2/1/33		40,000	40,110
7.38% 3/1/31		100,000	101,797
Celanese U.S. Holdings LLC
6.75% 4/15/33		100,000	102,596
7.05% 11/15/30		78,000	82,452
Centene Corp. 4.25% 12/15/27		434,000	426,325
Charles River Laboratories International, Inc. 3.75% 3/15/29		123,000	116,558
Chemours Co.
4.63% 11/15/29		98,000	91,900
5.75% 11/15/28		24,000	23,763
CHS/Community Health Systems, Inc.
4.75% 2/15/31		281,000	259,061
5.25% 5/15/30		78,000	73,514
Churchill Downs, Inc.
5.50% 4/1/27		45,000	44,943
5.75% 4/1/30		97,000	95,929
Cinemark USA, Inc. 7.00% 8/1/32		126,000	129,463
Cipher Compute LLC 7.13% 11/15/30		61,000	63,198
Citigroup, Inc.
• 5.92% 12/11/30		1,080,000	1,026,004
μ 6.88% 8/15/30		54,000	54,381
μ 6.95% 2/15/30		54,000	54,401
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Clarios Global LP/Clarios U.S. Finance Co.
4.75% 6/15/31	EUR	296,000	$335,928
6.75% 9/15/32		152,000	153,216
Clear Channel Outdoor Holdings, Inc. 7.13% 2/15/31		24,000	25,145
Cleveland-Cliffs, Inc.
7.00% 3/15/32		110,000	106,431
7.50% 9/15/31		100,000	99,746
Cloud Software Group, Inc.
6.50% 3/31/29		289,000	281,940
8.25% 6/30/32		342,000	324,365
9.00% 9/30/29		188,000	181,359
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30		248,000	231,402
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00% 6/15/27		69,000	67,958
Columbus McKinnon Corp. 7.13% 2/1/33		12,000	11,994
Comstock Resources, Inc. 6.75% 3/1/29		100,000	98,815
Constellation Energy Generation LLC 4.63% 2/1/29		79,000	78,044
CoreWeave, Inc.
9.00% 2/1/31		109,000	103,716
9.25% 6/1/30		67,000	65,101
Crescent Energy Finance LLC
7.38% 1/15/33		263,000	262,934
7.88% 4/15/32		71,000	72,538
8.38% 1/15/34		100,000	104,540
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/32		100,000	94,095
CSC Holdings LLC
5.50% 4/15/27		400,000	346,958
11.25% 5/15/28		200,000	163,429
11.75% 1/31/29		363,000	262,502
CVR Energy, Inc. 7.50% 2/15/31		69,000	69,515
μCVS Health Corp. 7.00% 3/10/55		100,000	103,059
DaVita, Inc. 4.63% 6/1/30		200,000	192,303
μDentsply Sirona, Inc. 8.38% 9/12/55		100,000	97,653
Directv Financing LLC
8.88% 2/1/30		100,000	99,534
8.88% 2/1/30		76,000	75,831
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00% 2/15/31		86,000	87,791
Discovery Communications LLC
5.00% 9/20/37		100,000	72,298
LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Discovery Communications LLC (continued)
6.35% 6/1/40	100,000	$73,282
Discovery Global Holdings, Inc.
3.76% 3/15/27	1,064,000	1,050,955
4.28% 3/15/32	62,000	54,870
EchoStar Corp.
@ 6.75% 11/30/30	40,000	40,390
10.75% 11/30/29	40,000	43,210
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63% 12/15/30	100,000	101,706
Endo Finance Holdings LP 8.50% 4/15/31	62,000	64,919
Energizer Holdings, Inc. 4.38% 3/31/29	58,000	55,188
μEnergy Transfer LP 6.75% 2/15/56	131,000	130,286
Entegris, Inc. 5.95% 6/15/30	100,000	100,631
EQT Corp. 7.50% 6/1/30	95,000	103,453
EquipmentShare.com, Inc. 8.63% 5/15/32	100,000	104,376
Fair Isaac Corp. 4.00% 6/15/28	123,000	119,362
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30	200,000	186,810
μFirst Citizens BancShares, Inc. 6.25% 3/12/40	1,331,000	1,301,457
FirstCash, Inc. 6.88% 3/1/32	100,000	101,922
Five Point Operating Co. LP 8.00% 10/1/30	60,000	59,859
μFMC Corp. 8.45% 11/1/55	181,000	116,539
Ford Motor Credit Co. LLC
4.27% 1/9/27	259,000	257,816
4.54% 8/1/26	200,000	199,720
5.13% 11/5/26	278,000	278,574
6.95% 6/10/26	363,000	363,855
Freedom Mortgage Holdings LLC 8.38% 4/1/32	182,000	179,032
Frontier Communications Holdings LLC
6.00% 1/15/30	80,000	80,479
6.75% 5/1/29	430,000	430,538
8.75% 5/15/30	976,000	1,001,460
Frontier Florida LLC 6.86% 2/1/28	874,000	902,781
Frontier North, Inc. 6.73% 2/15/28	354,000	366,036
FTAI Aviation Investors LLC 5.50% 5/1/28	129,000	128,954
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Full House Resorts, Inc. 8.25% 2/15/28		27,000	$24,570
Gen Digital, Inc. 7.13% 9/30/30		100,000	100,968
μGlobal Atlantic Fin Co. 7.25% 3/1/56		100,000	94,256
Goodyear Tire & Rubber Co. 5.63% 4/30/33		142,000	124,511
GoTo Group, Inc.
5.50% 5/1/28		132,700	103,801
5.50% 5/1/28		202,700	56,756
Gray Media, Inc.
9.63% 7/15/32		100,000	99,994
10.50% 7/15/29		33,000	35,067
GS Finance Corp.
• 5.95% 1/15/31		2,930,000	2,812,041
6.11% 2/17/31		1,314,000	1,276,287
• 7.35% 2/17/31		2,728,000	2,655,018
Harvest Midstream I LP 7.50% 9/1/28		100,000	100,970
Herc Holdings, Inc. 7.00% 6/15/30		190,000	194,820
Hess Midstream Operations LP 5.88% 3/1/28		100,000	100,642
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25% 2/15/35		100,000	99,691
8.38% 11/1/33		100,000	104,333
Hilton Domestic Operating Co., Inc. 5.88% 3/15/33		159,000	159,971
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.88% 7/1/31		100,000	90,235
Howard Midstream Energy Partners LLC 7.38% 7/15/32		97,000	100,303
HUB International Ltd. 7.25% 6/15/30		189,000	193,612
iHeartCommunications, Inc. 7.75% 8/15/30		200,000	159,230
Imola Merger Corp. 4.75% 5/15/29		156,000	151,622
Infinity Natural Resources LLC 7.63% 4/1/31		175,000	175,924
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.75% 5/15/28		300,000	284,656
IQVIA, Inc. 6.50% 5/15/30		200,000	204,184
Iron Mountain, Inc.
4.50% 2/15/31		100,000	93,904
4.75% 1/15/34	EUR	361,000	388,269
5.00% 7/15/28		110,000	108,828
5.63% 7/15/32		100,000	97,077
ITT Holdings LLC 6.50% 8/1/29		100,000	97,234
LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Jane Street Group/JSG Finance, Inc. 7.13% 4/30/31		200,000	$205,591
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31		157,000	148,374
♦JetBlue Pass-Through Trust 2.75% 11/15/33		115,130	102,032
μJPMorgan Chase & Co. 6.50% 4/1/30		49,000	50,281
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00% 2/15/29		98,000	102,023
•King U.S. Bidco, Inc. 5.31% (3 mo. EURIBOR + 3.25%) 12/1/32	EUR	261,000	300,198
Kohl's Corp. 5.13% 5/1/31		100,000	75,264
Kronos International, Inc. 9.50% 3/15/29	EUR	200,000	198,596
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00% 7/15/31		100,000	103,373
LCM Investments Holdings II LLC 8.25% 8/1/31		112,000	116,339
Level 3 Financing, Inc.
6.88% 6/30/33		173,000	176,170
8.50% 1/15/36		334,000	348,500
LGI Homes, Inc. 7.00% 11/15/32		520,000	482,158
Light & Wonder International, Inc. 7.50% 9/1/31		51,000	52,341
Lithia Motors, Inc. 4.63% 12/15/27		100,000	98,677
Live Nation Entertainment, Inc. 4.75% 10/15/27		280,000	278,260
Magnera Corp. 7.25% 11/15/31		107,000	99,039
Marriott Ownership Resorts, Inc. 6.50% 10/1/33		100,000	95,084
Matador Resources Co. 6.25% 4/15/33		100,000	100,094
Mauser Packaging Solutions Holding Co. 9.25% 4/15/30		223,000	207,204
McGraw-Hill Education, Inc. 7.38% 9/1/31		25,000	25,470
Medline Borrower LP 3.88% 4/1/29		100,000	96,736
MGM Resorts International
5.50% 4/15/27		156,000	156,318
6.50% 4/15/32		40,000	40,330
Michaels Cos., Inc. 8.50% 3/15/33		100,000	97,349
Millrose Properties, Inc. 6.38% 8/1/30		100,000	99,969
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
MKS, Inc. 4.25% 2/15/34	EUR	366,000	$404,177
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 11.88% 4/15/31		154,000	160,432
Molina Healthcare, Inc. 3.88% 5/15/32		122,000	105,972
MPT Operating Partnership LP/MPT Finance Corp. 7.00% 2/15/32	EUR	220,000	250,248
NCL Corp. Ltd. 6.75% 2/1/32		136,000	134,968
NCR Atleos Corp. 9.50% 4/1/29		470,000	503,108
NCR Voyix Corp.
5.00% 10/1/28		36,000	34,687
5.13% 4/15/29		180,000	172,162
Neptune Bidco U.S., Inc. 10.38% 5/15/31		191,000	192,721
Newell Brands, Inc.
6.38% 5/15/30		100,000	95,991
6.63% 5/15/32		68,000	65,075
Nexstar Media, Inc. 5.63% 7/15/27		80,000	79,962
Nissan Motor Acceptance Co. LLC 5.63% 9/29/28		71,000	69,676
Northern Oil & Gas, Inc. 7.88% 10/15/33		167,000	172,787
Novelis Corp. 6.88% 1/30/30		100,000	100,867
NRG Energy, Inc.
3.38% 2/15/29		100,000	94,801
5.25% 6/15/29		100,000	99,006
6.00% 1/15/36		100,000	99,091
OAK-Eagle Acquireco, Inc.
6.25% 7/1/33	EUR	512,000	604,464
7.25% 7/1/33		81,000	83,924
Olympus Water U.S. Holding Corp.
6.13% 2/15/33	EUR	313,000	347,746
6.25% 10/1/29		224,000	211,689
OneMain Finance Corp. 7.13% 11/15/31		50,000	49,540
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63% 3/15/30		60,000	57,890
5.00% 8/15/27		127,000	126,701
Owens-Brockway Glass Container, Inc. 6.63% 5/13/27		15,000	15,031
μPacifiCorp 7.38% 9/15/55		100,000	95,554
Panther Escrow Issuer LLC 7.13% 6/1/31		70,000	70,235
μParamount Global 6.25% 2/28/57		200,000	134,000
LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Park River Holdings, Inc. 8.75% 12/31/30		100,000	$92,103
PennyMac Financial Services, Inc. 6.75% 2/15/34		200,000	187,168
Performance Food Group, Inc. 5.63% 3/1/34		100,000	96,449
Permian Resources Operating LLC
5.88% 7/1/29		186,000	186,212
8.00% 4/15/27		215,000	215,183
PG&E Corp. 5.25% 7/1/30		100,000	98,679
Pitney Bowes, Inc. 6.88% 3/15/27		639,000	638,157
Post Holdings, Inc.
6.25% 2/15/32		192,000	193,985
6.25% 10/15/34		15,000	14,688
Prestige Brands, Inc. 3.75% 4/1/31		201,000	184,238
Quikrete Holdings, Inc. 6.38% 3/1/32		200,000	202,801
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63% 4/16/29		200,000	171,885
Reworld Holding Corp. 4.88% 12/1/29		45,000	42,186
RHP Hotel Properties LP/RHP Finance Corp. 7.25% 7/15/28		100,000	102,099
RingCentral, Inc. 8.50% 8/15/30		970,000	1,014,794
Rocket Cos., Inc.
6.38% 8/1/33		100,000	101,074
7.13% 2/1/32		166,000	171,102
Sabre Financial Borrower LLC 11.13% 6/15/29		400,000	409,329
Sabre GLBL, Inc.
10.75% 11/15/29		172,000	146,930
10.75% 3/15/30		211,000	177,345
SBA Communications Corp. 3.88% 2/15/27		100,000	98,983
SCIH Salt Holdings, Inc. 4.88% 5/1/28		50,000	49,430
Select Medical Corp. 6.25% 12/1/32		163,000	155,355
Service Properties Trust
^ 0.00% 9/30/28		489,000	444,890
8.88% 6/15/32		1,170,000	1,159,632
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.50% 5/15/33	EUR	455,000	495,807
6.75% 8/15/32		100,000	98,335
Sirius XM Radio LLC
3.88% 9/1/31		100,000	90,792
5.00% 8/1/27		83,000	82,884
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sirius XM Radio LLC (continued)
5.50% 7/1/29	100,000	$99,662
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63% 1/15/32	212,000	212,342
SLM Corp. 6.50% 1/31/30	114,000	111,915
SM Energy Co.
5.00% 10/15/26	328,000	327,465
6.75% 8/1/29	175,000	177,651
8.63% 11/1/30	263,000	277,488
Smyrna Ready Mix Concrete LLC 8.88% 11/15/31	100,000	103,120
Snap, Inc. 6.88% 3/1/33	71,000	67,043
=^Sonder Holdings, Inc. 0.00% 12/10/27	1,410,276	0
♦Spirit Airlines Pass-Through Trust
3.38% 8/15/31	185,517	173,365
3.65% 8/15/31	485,684	443,791
4.10% 10/1/29	16,333	16,032
Stagwell Global LLC 5.63% 8/15/29	44,000	41,890
Standard Building Solutions, Inc. 6.25% 8/1/33	102,000	100,853
Standard Industries, Inc. 3.38% 1/15/31	100,000	89,637
Starwood Property Trust, Inc. 4.38% 1/15/27	56,000	55,717
Starz Capital Holdings 1, Inc. 6.00% 4/15/30	1,881,000	1,725,817
Starz Capital Holdings LLC 5.50% 4/15/29	126,000	102,690
Stillwater Mining Co. 4.50% 11/16/29	200,000	187,874
STL Holding Co. LLC 8.75% 2/15/29	156,000	161,169
Sunoco LP
5.63% 3/15/31	300,000	298,624
μ 7.88% 9/18/30	298,000	304,266
SV RNO Property Owner 1 LLC 5.88% 3/1/31	149,000	147,285
Talen Energy Supply LLC 8.63% 6/1/30	450,000	472,085
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	58,000	57,509
6.00% 9/1/31	172,000	169,733
Teleflex, Inc. 4.63% 11/15/27	100,000	99,122
Tenet Healthcare Corp.
4.63% 6/15/28	240,000	237,851
LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Tenet Healthcare Corp. (continued)
6.13% 6/15/30	100,000	$100,650
Tenneco, Inc. 8.00% 11/17/28	103,000	102,634
μTexas Capital Bancshares, Inc.
4.00% 5/6/31	879,000	877,547
5.30% 2/27/32	505,000	497,907
TransDigm, Inc.
6.38% 3/1/29	400,000	407,465
6.38% 5/31/33	100,000	99,467
Transocean International Ltd. 8.25% 5/15/29	166,000	171,520
U.S. Foods, Inc. 4.63% 6/1/30	143,000	139,238
UKG, Inc. 6.88% 2/1/31	100,000	97,732
♦United Airlines Pass-Through Trust 2.90% 11/1/29	79,056	75,738
United Rentals North America, Inc. 5.25% 1/15/30	169,000	168,040
United Wholesale Mortgage LLC 5.50% 4/15/29	187,000	175,029
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 4.75% 4/15/28	153,000	152,204
Uniti Services LLC 7.50% 10/15/33	205,000	213,129
Univision Communications, Inc.
8.50% 7/31/31	170,000	170,830
9.38% 8/1/32	21,000	21,643
USA Compression Partners LP/USA Compression Finance Corp. 6.25% 10/1/33	26,000	25,918
UWM Holdings LLC 6.25% 3/15/31	76,000	69,212
Venture Global Calcasieu Pass LLC
4.13% 8/15/31	100,000	92,761
6.25% 1/15/30	100,000	102,282
Venture Global LNG, Inc.
7.00% 1/15/30	184,000	187,874
8.13% 6/1/28	55,000	56,250
8.38% 6/1/31	100,000	103,998
μ 9.00% 9/30/29	345,000	343,636
9.88% 2/1/32	200,000	214,798
Venture Global Plaquemines LNG LLC 6.75% 1/15/36	218,000	230,895
Versant Media Group, Inc. 7.25% 1/30/31	32,000	32,749
Viasat, Inc. 5.63% 4/15/27	100,000	99,324
Viking Cruises Ltd. 9.13% 7/15/31	200,000	210,989
Vistra Operations Co. LLC
5.63% 2/15/27	1,041,000	1,040,999
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Vistra Operations Co. LLC (continued)
7.75% 10/15/31		100,000	$104,748
VoltaGrid LLC 7.38% 11/1/30		529,000	546,356
Voyager Parent LLC 9.25% 7/1/32		120,000	124,586
Wayfair LLC 6.75% 11/15/32		100,000	100,759
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28		7,000	6,778
Whirlpool Corp. 6.50% 6/15/33		100,000	94,743
@Wolfspeed, Inc. 7.00% 6/15/31		14,400	11,412
WR Grace Holdings LLC 7.00% 8/1/33		100,000	97,118
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13% 2/15/31		100,000	104,824
Xerox Corp.
10.25% 10/15/30		966,000	724,500
13.50% 4/15/31		105,000	51,713
XPLR Infrastructure Operating Partners LP 8.63% 3/15/33		200,000	211,284
Yum! Brands, Inc. 5.38% 4/1/32		100,000	99,203
ZF North America Capital, Inc.
6.88% 4/14/28		150,000	152,145
6.88% 4/23/32		200,000	190,021
7.13% 4/14/30		300,000	295,789
			68,909,477
Vietnam–0.01%
Mong Duong Finance Holdings BV 5.13% 5/7/29		144,845	142,467
			142,467
Total Corporate Bonds (Cost $172,886,560)			159,263,990
ΔLOAN AGREEMENTS–3.15%
Austria–0.06%
•Innio Group Holding GmbH 4.52% (3 mo. EURIBOR + 2.50%) 11/2/31	EUR	1,000,000	1,151,759
			1,151,759
Belgium–0.07%
•United Petfood Finance BV 4.40% (6 mo. EURIBOR + 2.25%) 2/26/32	EUR	1,280,899	1,468,802
			1,468,802
LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Finland–0.10%
•Mehilainen Yhtiot OYJ 5.53% (3 mo. EURIBOR + 3.40%) 8/5/31	EUR	1,682,441	$1,941,889
			1,941,889
France–0.20%
•Kersia International 5.63% (1 mo. EURIBOR + 3.50%) 12/18/30	EUR	1,000,000	1,142,269
•Parts Europe SA 5.03% (3 mo. EURIBOR + 3.00%) 2/6/31	EUR	1,584,700	1,828,873
•Ramsay Generale de Sante SA 5.28% (3 mo. EURIBOR + 3.25%) 8/13/31	EUR	900,000	1,029,603
			4,000,745
Germany–0.18%
•Nidda Healthcare Holding GmbH 5.52% (3 mo. EURIBOR + 3.50%) 12/9/32	EUR	2,439,394	2,810,777
•Schoen Klinik SE 5.13% (3 mo. EURIBOR + 3.00%) 1/12/31	EUR	666,667	768,641
			3,579,418
Jersey–0.05%
=π•Vita Global FinCo Ltd.
10.17% (6 mo. EURIBOR + 8.00%) 6/8/29	EUR	683,848	603,727
11.73% (SONIA + 8.00%) 6/8/29	GBP	425,907	412,933
			1,016,660
Luxembourg–0.28%
•Garfunkelux Holdco 3 SA 6.88% (3 mo. EURIBOR + 4.75%) 8/1/28	EUR	1,000,000	1,113,465
•INEOS Finance PLC 5.39% (1 mo. EURIBOR + 3.50%) 6/23/31	EUR	1,000,000	1,024,372
•ION Platform Finance SARL 6.13% (3 mo. EURIBOR + 4.00%) 10/7/32	EUR	1,023,530	944,462
•Speed Midco 3 SARL 4.85% (6 mo. EURIBOR + 2.75%) 10/7/32	EUR	1,000,000	1,117,661
•Tackle SARL 5.14% (1 mo. EURIBOR + 3.25%) 5/22/28	EUR	1,226,093	1,413,779
			5,613,739
Netherlands–0.36%
•Median BV 7.37% (3 mo. EURIBOR + 5.25%) 10/14/30	EUR	981,818	1,115,327
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Netherlands (continued)
•Pegasus Bidco BV 5.00% (3 mo. EURIBOR + 3.00%) 7/12/29	EUR	1,333,333	$1,539,345
•Ziggo BV 4.94% (1 mo. EURIBOR + 3.00%) 1/31/29	EUR	4,186,717	4,670,329
			7,325,001
New Zealand–0.05%
•FNZ Group Services Ltd. 9.73% (SONIA + 6.00%) 11/5/31	GBP	1,000,000	1,072,116
			1,072,116
Norway–0.02%
•Sector Alarm Holding AS 5.01% (3 mo. EURIBOR + 3.00%) 6/14/32	EUR	406,916	465,842
			465,842
Spain–0.12%
•Aernnova Aerospace SAU 6.03% (3 mo. EURIBOR + 4.00%) 2/27/30	EUR	1,302,917	1,454,834
•Europa University Education Group SL 5.02% (3 mo. EURIBOR + 3.00%) 12/3/31	EUR	741,599	853,106
			2,307,940
Sweden–0.12%
•Quimper AB 4.99% (3 mo. EURIBOR + 3.00%) 3/31/30	EUR	1,008,696	1,147,107
•Verisure Holding AB 4.28% (3 mo. EURIBOR + 2.25%) 11/3/32	EUR	1,000,000	1,151,319
			2,298,426
United Kingdom–0.31%
•Bellis Acquisition Co. PLC 6.08% (6 mo. EURIBOR + 4.00%) 5/14/31	EUR	1,237,872	1,269,830
•Boots Group Bidco Ltd. 8.23% (SONIA + 4.75%) 8/30/32	GBP	1,449,275	1,914,003
•CD&R Firefly Bidco Ltd. 8.48% (SONIA + 4.75%) 4/29/29	GBP	478,700	631,162
•INEOS Quattro Holdings U.K. Ltd. 6.39% (1 mo. EURIBOR + 4.50%) 4/2/29	EUR	902,737	793,402
•Market Bidco Ltd. 6.51% (3 mo. EURIBOR + 4.50%) 11/4/30	EUR	319,950	359,415
•OCS Group Holdings Ltd. 8.98% (1 Yr. SONIA + 5.25%) 11/28/31	GBP	1,000,000	1,312,681
			6,280,493
LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States–1.23%
•Allied Universal Holdco LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 8/20/32		492,384	$492,113
•Altar Bidco, Inc. 9.11% (12 mo. SOFR CME + 5.60%) 2/1/30		1,680,278	1,575,261
•Amentum Government Services Holdings LLC 5.67% (1 mo. USD Term SOFR + 2.00%) 9/29/31		543,780	543,329
=+Argento LLC 0.00% 4/30/31		813,000	780,480
@•Avaya, Inc. 11.17% (1 mo. USD Term SOFR + 7.50%) 8/1/28		3,874	3,435
•Bausch & Lomb Corp. 7.42% (1 mo. USD Term SOFR + 3.75%) 1/15/31		506,903	507,537
•Caesars Entertainment, Inc. 5.92% (1 mo. USD Term SOFR + 2.25%) 2/6/31		1,008,982	977,452
•Cloud Software Group, Inc. 6.95% (3 mo. USD Term SOFR + 3.25%) 8/13/32		378,980	345,615
•Clydesdale Acquisition Holdings, Inc. 6.84% (1 mo. USD Term SOFR + 3.18%) 4/13/29		648,177	616,870
•ConnectWise LLC 7.46% (3 mo. USD Term SOFR + 3.50%) 9/29/28		424,246	390,659
•CPV Fairview LLC 6.20% (3 mo. USD Term SOFR + 2.50%) 8/14/31		519,496	516,680
•Crescent Midstream Operating LLC 7.42% (3 mo. USD Term SOFR + 3.75%) 2/18/33		1,240,000	1,242,579
•CSC Holdings LLC 8.25% (3 mo. Prime Rate + 1.50%) 4/15/27		206,044	181,125
•Digital Room Holdings, Inc. 9.02% (1 mo. USD Term SOFR + 5.25%) 12/21/28		348,194	335,861
•DirecTV Financing LLC 9.17% (3 mo. USD Term SOFR + 5.50%) 2/17/31		714,000	713,757
•ECL Entertainment LLC 6.67% (1 mo. USD Term SOFR + 3.00%) 8/30/30		1,239,789	1,230,490
+Electronic Arts, Inc. 0.00% 3/24/33	EUR	1,000,000	1,143,899
•Fertitta Entertainment LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 1/27/29		727,207	712,030
=•Galaxy Universal LLC 10.05% (3 mo. USD Term SOFR + 6.25%) 5/16/28		1,350,999	1,261,563
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•GoTo Group, Inc.
8.57% (3 mo. USD Term SOFR + 4.75%) 4/28/28		78,764	$23,374
8.57% (3 mo. USD Term SOFR + 4.75%) 4/28/28		90,678	74,129
•Highspring Holdings LLC 8.85% (3 mo. USD Term SOFR + 5.00%) 1/22/29		173,104	112,012
•Hydrofarm Holdings LLC 9.43% (3 mo. USD Term SOFR + 5.50%) 10/25/28		248,257	124,128
•Indy U.S. Bidco LLC 4.64% (1 mo. EURIBOR + 2.75%) 10/31/30	EUR	883,922	1,006,949
•Instructure Holdings, Inc. 6.44% (3 mo. USD Term SOFR + 2.75%) 11/13/31		1,399,443	1,340,260
•ITG Communications LLC 8.45% (3 mo. USD Term SOFR + 4.75%) 7/9/31		1,017,600	966,720
•J&J Ventures Gaming LLC 7.17% (1 mo. USD Term SOFR + 3.50%) 4/26/30		396,159	390,712
•Jack Ohio Finance LLC 7.67% (1 mo. USD Term SOFR + 4.00%) 2/2/32		162,360	159,925
•Kestrel Acquisition LLC 6.70% (3 mo. USD Term SOFR + 3.00%) 11/6/31		444,740	444,646
+Maverick Gaming LLC 0.00% 6/5/28		334,300	183,865
•McAfee LLC 6.67% (1 mo. USD Term SOFR + 3.00%) 3/1/29		873,723	777,613
•OH Partners LLC 6.42% (1 mo. USD Term SOFR + 2.75%) 11/12/32		420,834	421,886
•Peninsula Pacific Entertainment LLC 8.45% (3 mo. USD Term SOFR + 4.75%) 10/1/32		1,135,174	1,129,498
•Rain Carbon GmbH 7.11% (3 mo. EURIBOR + 5.00%) 10/31/28	EUR	1,000,000	1,134,906
•Redstone Holdco 2 LP
8.92% (3 mo. USD Term SOFR + 5.25%) 12/31/30		149,298	111,973
9.14% (3 mo. USD Term SOFR + 5.50%) 12/31/30		416,154	363,440
9.17% (3 mo. USD Term SOFR + 5.50%) 12/31/30		663,358	244,335
17.75% (3 mo. Prime Rate + 11.00%) 12/31/30		178,270	59,423
RunItOneTime LLC
=@• 4.67% (1 mo. USD Term SOFR + 1.00%) 4/16/26		9,902	9,778
LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
RunItOneTime LLC (continued)
=@• 4.67% (1 mo. USD Term SOFR + 1.00%) 4/16/26	202,756	$200,221
=• 16.17% (1 mo. USD Term SOFR + 12.50%) 4/16/26	117,016	116,876
•Tenaska Westmoreland Management LLC 5.88% (3 mo. USD Term SOFR + 2.25%) 2/18/33	345,000	343,275
•Verifone Systems, Inc. 9.18% (3 mo. USD Term SOFR + 5.25%) 8/18/28	936,761	879,619
•West Deptford Energy Holdings LLC 7.67% (3 mo. Prime Rate + 3.00%) 12/30/31	405,932	403,395
•Xerox Holdings Corp. 7.63% (3 mo. USD Term SOFR + 4.00%) 11/19/29	430,860	271,442
		24,865,135
Total Loan Agreements (Cost $65,102,528)		63,387,965
ΔMUNICIPAL BONDS–0.05%
United States–0.05%
Maricopa County Industrial Development Authority (Grand Canyon University Obligated Group) 7.38% 10/1/29	395,000	416,423
Port of Beaumont Navigation District 10.00% 7/1/26	585,000	585,498
Total Municipal Bonds (Cost $980,000)		1,001,921
ΔNON-AGENCY ASSET-BACKED SECURITIES–3.59%
Cayman Islands–1.08%
•720 East CLO VII Ltd. 4.73% (3 mo. USD Term SOFR + 1.06%) 4/20/37	320,000	319,246
•AGL Core CLO 31 Ltd. 5.07% (3 mo. USD Term SOFR + 1.40%) 7/20/37	750,000	750,146
•Ballyrock CLO 14 Ltd. 5.05% (3 mo. USD Term SOFR + 1.38%) 7/20/37	2,500,000	2,500,762
•CIFC Funding Ltd.
Class A1R 4.85% (3 mo. USD Term SOFR + 1.18%) 3/31/38	950,000	946,765
Class A1R 4.93% (3 mo. USD Term SOFR + 1.26%) 1/15/38	700,000	699,009
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
•CIFC Funding Ltd. (continued)
Class A1R2 4.97% (3 mo. USD Term SOFR + 1.30%) 7/15/38	2,000,000	$2,001,138
Class BR2 5.52% (3 mo. USD Term SOFR + 1.85%) 7/15/38	700,000	700,084
•Flatiron CLO 28 Ltd. 4.75% (3 mo. USD Term SOFR + 1.08%) 7/15/36	250,000	249,548
•Neuberger Berman CLO XXI Ltd. 4.99% (3 mo. USD Term SOFR + 1.32%) 1/20/39	3,400,000	3,389,776
•OCP CLO Ltd. 5.01% (3 mo. USD Term SOFR + 1.34%) 11/26/37	300,000	300,045
•Octagon Investment Partners XVI Ltd. 5.53% (3 mo. USD Term SOFR + 1.86%) 7/17/30	1,000,000	1,000,513
•OHA Credit Funding 15-R Ltd. 4.96% (3 mo. USD Term SOFR + 1.29%) 7/20/38	700,000	700,383
•Regatta 31 Funding Ltd. 4.84% (3 mo. USD Term SOFR + 1.17%) 3/25/38	1,000,000	995,823
•Silver Point CLO 7 Ltd. 5.03% (3 mo. USD Term SOFR + 1.36%) 1/15/38	250,000	250,071
•Sixth Street CLO XX Ltd. 4.99% (3 mo. USD Term SOFR + 1.32%) 7/17/38	2,000,000	1,999,010
•TCW CLO Ltd. 5.05% (3 mo. USD Term SOFR + 1.38%) 3/31/38	1,000,000	1,000,883
•Texas Debt Capital CLO Ltd. 6.42% (3 mo. USD Term SOFR + 2.75%) 7/20/38	700,000	694,637
•Trestles CLO III Ltd. 5.06% (3 mo. USD Term SOFR + 1.39%) 10/20/37	750,000	748,970
•Voya CLO Ltd. 5.78% (3 mo. USD Term SOFR + 2.11%) 7/15/31	300,000	299,148
•Whitebox CLO V Ltd.
Class A1 5.03% (3 mo. USD Term SOFR + 1.36%) 7/20/38	2,000,000	2,001,186
Class B 5.37% (3 mo. USD Term SOFR + 1.70%) 7/20/38	300,000	300,701
		21,847,844
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland–0.62%
•AB Carval Euro CLO II-C DAC 5.73% (3 mo. EURIBOR + 3.75%) 2/15/37	EUR	290,000	$334,205
•Arbour CLO VI DAC 5.18% (3 mo. EURIBOR + 3.20%) 11/15/37	EUR	330,000	376,881
•Arcano Euro CLO I DAC 5.43% (3 mo. EURIBOR + 3.40%) 4/25/39	EUR	390,000	448,929
•Arcano Euro CLO II DAC 5.33% (3 mo. EURIBOR + 3.30%) 7/25/39	EUR	170,000	196,074
•Arini European CLO IV DAC 5.52% (3 mo. EURIBOR + 3.50%) 1/15/38	EUR	470,000	540,525
•Arini European CLO V DAC 4.82% (3 mo. EURIBOR + 2.80%) 1/15/39	EUR	250,000	279,790
•Aurium CLO VII DAC 5.28% (3 mo. EURIBOR + 3.15%) 10/15/38	EUR	120,000	137,286
•Aurium CLO XIII DAC 4.82% (3 mo. EURIBOR + 2.80%) 4/15/38	EUR	170,000	192,517
•Avoca CLO XVIII DAC 5.07% (3 mo. EURIBOR + 3.05%) 1/15/38	EUR	180,000	204,123
•BBAM European CLO I DAC 5.24% (3 mo. EURIBOR + 3.10%) 10/22/38	EUR	230,000	263,591
•Capital Four CLO VIII DAC 5.28% (3 mo. EURIBOR + 3.25%) 10/25/37	EUR	390,000	446,777
•CIFC European Funding CLO II DAC 5.02% (3 mo. EURIBOR + 3.00%) 10/15/39	EUR	230,000	261,136
•CIFC European Funding CLO III DAC 4.54% (3 mo. EURIBOR + 2.55%) 1/15/39	EUR	120,000	133,536
•Contego CLO V DAC 5.12% (3 mo. EURIBOR + 3.10%) 10/15/37	EUR	250,000	276,503
•Contego CLO VII DAC 5.48% (3 mo. EURIBOR + 3.45%) 1/23/38	EUR	320,000	353,106
•Contego CLO XI DAC 5.21% (3 mo. EURIBOR + 3.20%) 11/20/38	EUR	240,000	266,857
•CVC Cordatus Opportunity Loan Fund-R DAC 4.78% (3 mo. EURIBOR + 2.80%) 8/15/33	EUR	780,000	890,890
•Elm Park CLO DAC 5.32% (3 mo. EURIBOR + 3.20%) 1/15/38	EUR	120,000	137,277
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
☐Elmwood European CLO 1 0.00% (2.80% minus 3 mo. EURIBOR) 4/16/40	EUR	250,000	$286,124
•Fidelity Grand Harbour CLO DAC 4.68% (3 mo. EURIBOR + 2.70%) 2/15/38	EUR	330,000	369,953
•Hambridge Euro CLO 1 DAC 5.34% (3 mo. EURIBOR + 3.30%) 10/20/38	EUR	230,000	263,810
•Henley CLO XI DAC 4.63% (3 mo. EURIBOR + 2.60%) 4/25/39	EUR	370,000	410,506
•Henley CLO XII DAC 5.12% (3 mo. EURIBOR + 3.10%) 1/15/38	EUR	240,000	274,498
•Jubilee CLO DAC 5.22% (3 mo. EURIBOR + 3.20%) 1/15/39	EUR	410,000	466,621
•Newbridge Park CLO DAC 4.70% (3 mo. EURIBOR + 2.50%) 4/15/40	EUR	230,000	263,411
•Palmer Square European Loan Funding DAC
Class D 5.03% (3 mo. EURIBOR + 3.05%) 5/15/34	EUR	240,000	276,609
Class D 5.13% (3 mo. EURIBOR + 3.15%) 5/15/34	EUR	290,000	334,224
•Penta CLO 17 DAC 4.62% (3 mo. EURIBOR + 2.60%) 2/15/39	EUR	190,000	210,278
•Providus CLO II DAC 5.22% (3 mo. EURIBOR + 3.20%) 10/15/38	EUR	260,000	296,960
•Providus CLO XIV DAC 4.92% (3 mo. EURIBOR + 2.65%) 4/18/40	EUR	120,000	138,305
•Rockford Tower Europe CLO DAC
Class D 5.03% (3 mo. EURIBOR + 3.00%) 10/25/37	EUR	320,000	361,539
Class D 5.18% (3 mo. EURIBOR + 3.10%) 1/15/40	EUR	170,000	194,890
•Signal Harmonic CLO I DAC 5.52% (3 mo. EURIBOR + 3.50%) 7/15/38	EUR	110,000	125,087
•Sona Fios CLO III DAC 5.28% (3 mo. EURIBOR + 3.25%) 4/20/37	EUR	510,000	583,131
•Sona Fios CLO V DAC 5.33% (3 mo. EURIBOR + 3.30%) 8/25/38	EUR	190,000	217,411
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Texas Debt Capital Euro CLO DAC 5.02% (3 mo. EURIBOR + 3.00%) 4/16/39	EUR	390,000	$441,893
•Tikehau CLO XII DAC 5.28% (3 mo. EURIBOR + 3.25%) 10/20/38	EUR	420,000	482,557
•Victory Street CLO I DAC 5.47% (3 mo. EURIBOR + 3.45%) 1/15/38	EUR	360,000	414,093
•Victory Street CLO II DAC 5.20% (3 mo. EURIBOR + 3.10%) 1/15/39	EUR	270,000	306,737
			12,458,640
United States–1.89%
Affirm Asset Securitization Trust
Class A 4.45% 10/15/30		599,243	599,686
Class B 4.56% 10/15/30		128,000	127,905
Compass Datacenters Issuer II LLC 4.93% 11/25/50		976,000	960,568
Concord Music Royalties LLC 5.64% 10/20/74		315,000	316,221
DB Master Finance LLC 4.89% 8/20/55		848,873	840,785
=Domain Greenbough Fund LP 14.57% 1/23/32		388,994	388,994
•FNA 8 LLC 5.62% 3/15/45		663,665	660,903
Foundation Finance Trust 4.56% 8/15/52		968,333	960,713
GoodLeap Home Improvement Solutions Trust 5.35% 10/20/46		1,073,859	1,082,317
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48		291,608	225,785
GreenSky Home Improvement Issuer Trust
Class A4 5.67% 6/25/59		563,377	571,437
Class B 5.87% 6/25/59		90,314	91,481
•Huntington Bank Auto Credit-Linked Notes
Class B2 4.87% (30 day USD SOFR Average + 1.20%) 9/20/33		216,094	216,676
Class B2 5.07% (30 day USD SOFR Average + 1.40%) 5/20/32		304,166	305,037
Lendmark Funding Trust 4.51% 5/21/35		994,000	987,105
Lyra Music Assets Delaware LP 5.76% 12/22/64		897,091	901,955
Mariner Finance Issuance Trust
Class A 4.59% 11/22/38		848,000	843,831
Class A 5.13% 9/22/36		632,000	637,093
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Mariner Finance Issuance Trust (continued)
Class D 6.77% 9/22/36		105,000	$106,719
•MF1 LLC 5.13% (1 mo. USD Term SOFR + 1.45%) 2/18/43		770,000	770,830
Navient Private Education Refi Loan Trust
Class B 2.61% 4/15/60		146,632	131,005
Class C 3.48% 4/15/60		384,836	358,655
• Class A 4.76% (U.S. (Fed) Prime Rate + 1.99%) 4/15/60		486,044	473,969
Class A 5.66% 10/15/72		503,232	510,253
Navient Refinance Loan Trust
Class A 4.72% 9/15/55		749,167	744,234
Class A 4.80% 10/15/55		515,485	512,748
Nelnet Student Loan Trust
Class B1 2.85% 4/20/62		762,000	689,487
Class C 3.57% 4/20/62		690,108	609,625
• Class A1B 4.77% (30 day USD SOFR Average + 1.10%) 3/15/57		1,249,420	1,246,310
Class D 4.93% 4/20/62		655,600	597,834
• Class A1B 5.02% (30 day USD SOFR Average + 1.35%) 6/22/65		826,843	832,641
Class D 5.82% 6/22/65		524,000	511,064
Planet Fitness Master Issuer LLC 5.65% 12/6/55		727,000	717,718
Progress Residential Trust 3.44% 5/17/26		300,515	299,313
QTS Issuer ABS II LLC 5.04% 10/5/55		914,000	895,279
Regional Management Issuance Trust
= 3.88% 10/17/33		1,711,000	1,681,058
Class A 4.59% 11/16/37		1,191,000	1,177,910
Republic Finance Issuance Trust
Class A 4.59% 11/20/34		1,091,000	1,086,164
Class A 5.91% 8/20/32		977,000	980,654
Retained Vantage Data Centers Issuer LLC 5.09% 8/15/50		777,000	759,763
•Silver Point Euro CLO 1 DAC 5.10% (3 mo. EURIBOR + 3.00%) 1/15/39	EUR	130,000	148,669
•SLM Private Education Loan Trust 8.54% (1 mo. USD Term SOFR + 4.86%) 10/15/41		310,965	326,175
SMB Private Education Loan Trust
Class B 2.30% 1/15/53		85,158	83,163
Class B 2.31% 1/15/53		97,136	94,922
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
SMB Private Education Loan Trust (continued)
Class C 2.99% 1/15/53	1,228,851	$1,083,193
Class C 3.00% 1/15/53	56,928	51,370
Class D2 3.86% 1/15/53	157,236	142,393
• Class A1B 4.77% (30 day USD SOFR Average + 1.10%) 7/15/53	774,393	772,806
SoFi Consumer Loan Program Trust
Class A 4.40% 2/25/36	1,989,000	1,988,964
Class B 4.90% 2/25/36	210,000	209,787
Class C 5.20% 2/25/36	210,000	209,733
Class D 5.56% 2/25/36	210,000	209,769
SoFi Personal Loan Trust
^ Class R1 0.00% 11/12/30	19,306	257,671
^ Class A 0.00% 2/12/31	15,000	288,465
Class A 6.00% 11/12/30	522,609	525,511
Class A 6.06% 2/12/31	216,174	216,378
Subway Funding LLC 6.27% 7/30/54	619,163	624,541
Summit Issuer LLC 5.21% 11/20/55	995,000	992,502
Taco Bell Funding LLC 4.82% 8/25/55	995,000	979,713
Truist Bank Auto Credit-Linked Notes 4.73% 9/26/33	415,404	415,279
♦Upgrade Master Pass-Through Trust 4.61% 10/15/32	224,212	224,253
♦Upgrade Master Pass-Thru Trust
Class A 4.55% 11/15/32	571,029	571,123
Class B 4.98% 11/15/32	293,000	292,857
UPX HIL Issuer Trust 5.16% 1/25/47	861,345	857,770
		37,978,732
Total Non-Agency Asset-Backed Securities (Cost $73,506,451)		72,285,216
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.38%
United States–0.38%
•Ajax Mortgage Loan Trust
Class A1 1.74% 12/25/60	1,075,528	955,233
Class A2 2.69% 12/25/60	208,229	165,523
Class B1 3.73% 12/25/60	137,618	97,037
•CSMC Trust 7.11% (1 mo. USD Term SOFR + 3.44%) 2/15/27	802,080	793,266
•JP Morgan Mortgage Trust
Class A2A 2.50% 12/25/51	880,607	731,730
Class A3A 2.50% 2/25/52	1,291,857	1,164,345
Class A4A 2.50% 2/25/52	672,085	458,227
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
=•MCM TR VFN1 2.50% 1/1/59	1,071,120	$1,029,281
=π^MCM Trust 0.00% 8/25/28	747,684	575,206
MCR Mortgage Trust 8.73% 6/12/39	244,000	244,697
TVC DSCR
=π^ 0.00% 2/1/51	472,941	360,095
= 2.38% 2/1/51	727,123	686,351
•Wells Fargo Commercial Mortgage Trust 4.95% 7/15/35	316,000	317,352
Total Non-Agency Collateralized Mortgage Obligations (Cost $8,114,503)		7,578,343
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.19%
Cayman Islands–0.06%
•AREIT Ltd. 5.07% (1 mo. USD Term SOFR + 1.39%) 12/17/29	790,000	789,481
•MF1 Trust 7.04% (1 mo. USD Term SOFR + 3.37%) 12/15/34	371,266	370,284
		1,159,765
United States–1.13%
•1211 Avenue of the Americas Trust 4.14% 8/10/35	508,000	459,998
•1301 Trust 5.06% 8/11/42	400,000	400,948
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	185,101
•Atrium Hotel Portfolio Trust 5.32% (1 mo. USD Term SOFR + 1.65%) 8/15/42	200,000	200,304
•BAHA Trust 7.01% 12/10/41	610,000	627,479
•BAMLL Trust 8.92% (1 mo. USD Term SOFR + 5.25%) 2/15/42	968,000	972,961
•BAY Mortgage Trust 5.47% (1 mo. USD Term SOFR + 1.80%) 5/15/35	190,000	190,356
•Bayview Commercial Asset Trust
Class M1 4.30% (1 mo. USD Term SOFR + 0.62%) 10/25/36	6,327	6,115
Class M6 4.84% (1 mo. USD Term SOFR + 1.16%) 11/25/35	7,603	8,448
•BBCMS Mortgage Trust 4.99% (1 mo. USD Term SOFR + 1.32%) 3/15/37	188,000	169,669
*•Benchmark Mortgage Trust 1.25% 2/15/54	6,086,539	267,969
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•BFLD Commercial Mortgage Trust 7.91% 10/10/42	660,000	$675,658
•BHMS Commercial Mortgage Trust 5.52% (1 mo. USD Term SOFR + 1.85%) 8/15/42	450,000	450,000
•BMP Trust 7.06% (1 mo. USD Term SOFR + 3.39%) 6/15/41	282,000	280,943
BWAY Mortgage Trust 3.63% 3/10/33	487,544	438,893
BX Commercial Mortgage Trust
Class A 2.84% 3/9/44	100,708	93,037
• Class A 5.06% (1 mo. USD Term SOFR + 1.39%) 3/15/41	433,402	433,537
• Class A 5.21% (1 mo. USD Term SOFR + 1.54%) 5/15/34	355,322	355,322
• Class B 5.31% (1 mo. USD Term SOFR + 1.64%) 12/15/39	983,293	983,292
• Class A 5.31% (1 mo. USD Term SOFR + 1.64%) 5/15/41	216,662	216,662
•BX Trust
Class D 3.94% 12/9/41	317,000	298,836
Class E 3.94% 12/9/41	1,319,000	1,216,660
Class A 5.11% (1 mo. USD Term SOFR + 1.44%) 4/15/41	543,990	543,990
Class A 5.88% 6/13/47	145,000	142,895
Class E 6.56% (1 mo. USD Term SOFR + 2.89%) 6/15/41	308,000	304,771
Class E 6.61% (1 mo. USD Term SOFR + 2.94%) 3/15/30	558,281	556,188
Class F 7.61% (1 mo. USD Term SOFR + 3.94%) 6/15/41	771,000	770,998
•CD Mortgage Trust 3.91% 11/13/50	33,602	32,046
CFSP Mortgage Trust 6.50% 4/15/37	619,127	599,775
•CONE Trust 7.56% (1 mo. USD Term SOFR + 3.89%) 8/15/41	360,000	358,787
•CSAIL Commercial Mortgage Trust 4.40% 11/15/48	8,245	8,072
•DBSG Mortgage Trust 5.56% (1 mo. USD Term SOFR + 1.88%) 8/15/34	160,000	159,800
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•DGWD Trust 5.27% (1 mo. USD Term SOFR + 1.60%) 8/15/35	648,000	$648,977
•ELM Trust 7.27% 6/10/39	686,000	688,494
•FS Rialto Issuer LLC 5.06% (1 mo. USD Term SOFR + 1.39%) 8/19/42	630,000	629,733
•GS Mortgage Securities Corp. Trust
Class A 5.09% (1 mo. USD Term SOFR + 1.41%) 5/15/26	209,172	199,655
Class A 6.33% (1 mo. USD Term SOFR + 2.65%) 11/25/41	887,000	887,334
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	470,051
•HILT Commercial Mortgage Trust
Class A 5.21% (1 mo. USD Term SOFR + 1.54%) 5/15/37	616,000	615,615
Class D 6.86% (1 mo. USD Term SOFR + 3.19%) 5/15/37	726,000	725,545
•JP Morgan Chase Commercial Mortgage Securities Trust 3.45% 1/5/39	310,000	259,078
•JW Commercial Mortgage Trust 6.86% (1 mo. USD Term SOFR + 3.19%) 6/15/39	260,000	260,000
•KSL Commercial Mortgage Trust 5.21% (1 mo. USD Term SOFR + 1.54%) 12/15/39	434,019	433,205
•LoanCore Issuer LLC 5.06% (1 mo. USD Term SOFR + 1.39%) 8/17/42	640,000	639,562
•MHC Commercial Mortgage Trust
Class E 5.89% (1 mo. USD Term SOFR + 2.22%) 4/15/38	14,407	14,398
Class F 6.39% (1 mo. USD Term SOFR + 2.72%) 4/15/38	99,425	99,363
•MHP Trust 6.54% (1 mo. USD Term SOFR + 2.86%) 7/15/38	387,313	387,071
•Morgan Stanley Capital I Trust 4.28% 7/11/40	234,000	216,683
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•NYC Commercial Mortgage Trust 4.89% (1 mo. USD Term SOFR + 1.21%) 2/15/42		325,000	$323,476
•ONNI Commerical Mortgage Trust 5.20% 7/15/39		320,000	322,372
•PENN Commercial Mortgage Trust 5.34% 8/10/42		343,000	347,456
•PKHL Commercial Mortgage Trust 7.14% (1 mo. USD Term SOFR + 3.46%) 7/15/38		108,752	44,403
•PRM5 Trust 5.25% 3/10/33		700,000	695,875
•SCG Commercial Mortgage Trust 6.62% (1 mo. USD Term SOFR + 2.95%) 3/15/35		410,000	405,900
•SREIT Trust 6.41% (1 mo. USD Term SOFR + 2.73%) 11/15/36		220,754	220,616
UBS Commercial Mortgage Trust 2.92% 10/15/52		137,681	129,762
•VNDO Trust 3.90% 1/10/35		267,100	266,655
Wells Fargo Commercial Mortgage Trust
*• Class XA 1.48% 4/15/54		2,754,342	145,415
*• Class XA 1.79% 7/15/53		3,281,392	199,923
• Class A 3.75% 6/15/36		169,000	158,877
			22,845,004
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $24,139,759)			24,004,769
ΔSOVEREIGN BONDS–3.10%
Angola–0.01%
Angolan Government International Bonds 8.75% 4/14/32		212,000	205,972
			205,972
Argentina–0.01%
φArgentina Republic Government International Bonds 0.75% 7/9/30		87,840	73,434
^Argentina Treasury Bonds BONCER 0.00% 12/15/27	ARS	52,243,000	93,716
			167,150
Barbados–0.01%
Barbados Government International Bonds 8.00% 6/26/35		165,000	167,076
			167,076
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Benin–0.01%
Benin Government International Bonds 7.96% 2/13/38		200,000	$196,211
			196,211
Brazil–0.23%
^Brazil Letras do Tesouro Nacional
0.00% 7/1/26	BRL	2,870,000	535,796
0.00% 10/1/26	BRL	11,515,000	2,079,278
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	10,608,000	2,047,285
			4,662,359
Canada–0.18%
Canada Government Bonds 2.75% 3/1/30	CAD	5,194,000	3,696,025
			3,696,025
Chile–0.01%
Chile Government International Bonds 4.34% 3/7/42		252,000	220,374
			220,374
China–0.02%
China Government Bonds 2.11% 8/25/34	CNY	2,940,000	438,096
			438,096
Colombia–0.12%
Colombia TES
5.75% 11/3/27	COP	4,815,500,000	1,163,708
7.00% 6/30/32	COP	388,700,000	77,760
7.25% 10/26/50	COP	626,600,000	100,496
7.75% 9/18/30	COP	4,172,200,000	913,247
12.50% 2/27/30	COP	771,300,000	200,282
			2,455,493
Czech Republic–0.04%
Czech Republic Government Bonds
4.00% 4/4/44	CZK	4,400,000	177,763
4.50% 11/11/32	CZK	13,000,000	605,592
			783,355
Dominican Republic–0.03%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	249,600
7.05% 2/3/31		151,000	156,165
10.75% 6/1/36	DOP	17,350,000	300,714
			706,479
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Egypt–0.05%
Egypt Government Bonds
21.38% 2/4/28	EGP	5,931,000	$105,434
23.44% 7/1/28	EGP	5,470,000	100,965
24.14% 12/3/27	EGP	579,000	10,593
24.46% 10/1/27	EGP	4,833,000	88,306
Egypt Government International Bonds
5.63% 4/16/30	EUR	144,000	155,339
8.50% 1/31/47		220,000	189,742
^Egypt Treasury Bills 0.00% 6/23/26	EGP	17,975,000	311,967
			962,346
France–0.05%
French Republic Government Bonds O.A.T. 3.20% 5/25/35	EUR	877,000	977,114
			977,114
Gabon–0.01%
Gabon Government International Bonds 9.50% 2/18/29		200,000	187,410
			187,410
Guatemala–0.01%
Guatemala Government Bonds 7.05% 10/4/32		200,000	214,200
			214,200
Hungary–0.04%
Hungary Government Bonds 7.00% 10/24/35	HUF	141,350,000	419,603
Hungary Government International Bonds 5.25% 6/16/29		244,000	244,384
Magyar Export-Import Bank Zrt 6.00% 5/16/29	EUR	128,000	154,889
			818,876
Indonesia–0.05%
Indonesia Government International Bonds 4.65% 9/20/32		200,000	195,782
Indonesia Treasury Bonds 7.00% 5/15/27	IDR	13,392,000,000	795,903
			991,685
Ireland–0.37%
Ireland Government Bonds 2.60% 10/18/34	EUR	6,638,716	7,380,032
			7,380,032
Italy–0.16%
Italy Buoni Poliennali Del Tesoro 2.95% 7/1/30	EUR	2,880,000	3,298,889
			3,298,889
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ivory Coast–0.02%
Ivory Coast Government International Bonds
5.88% 10/17/31	EUR	176,000	$198,637
8.08% 4/1/36		200,000	203,056
			401,693
Japan–0.02%
Japan Government Thirty Year Bonds 3.20% 9/20/55	JPY	83,200,000	479,871
			479,871
Jordan–0.01%
Jordan Government International Bonds 5.85% 7/7/30		200,000	196,547
			196,547
Kazakhstan–0.01%
Development Bank of Kazakhstan JSC 13.49% 5/23/28	KZT	101,000,000	197,442
			197,442
Kenya–0.01%
Republic of Kenya Government International Bonds 9.75% 2/16/31		200,000	205,213
			205,213
Latvia–0.01%
Latvia Government International Bonds 5.13% 7/30/34		200,000	201,195
			201,195
Luxembourg–0.01%
Eagle Funding Luxco SARL 5.50% 8/17/30		250,000	251,312
			251,312
Mexico–0.21%
Mexico Bonos
7.00% 9/3/26	MXN	30,965,100	1,726,966
7.75% 11/13/42	MXN	18,268,400	845,842
8.50% 3/1/29	MXN	11,412,100	637,799
Mexico Government International Bonds
5.38% 3/22/33		200,000	195,300
6.13% 2/9/38		200,000	194,900
7.38% 5/13/55		515,000	540,904
			4,141,711
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	$203,200
			203,200
Oman–0.01%
Oman Government International Bonds 6.75% 1/17/48		200,000	208,459
			208,459
Paraguay–0.01%
Paraguay Government International Bonds 8.50% 4/4/38	PYG	1,462,000,000	220,170
			220,170
Peru–0.02%
Peru Government International Bonds
2.78% 1/23/31		142,000	129,270
7.60% 8/12/39	PEN	466,000	138,323
7.60% 8/12/39	PEN	432,000	128,230
Peruvian Government International Bonds 1.86% 12/1/32		59,000	48,398
			444,221
Philippines–0.13%
Philippines Government Bonds
6.00% 8/20/30	PHP	60,595,000	971,072
6.38% 7/27/30	PHP	35,850,000	580,224
6.38% 4/28/35	PHP	58,250,000	914,414
Philippines Government International Bonds 6.38% 1/15/32		133,000	142,760
			2,608,470
Poland–0.15%
Republic of Poland Government Bonds
4.75% 7/25/29	PLN	1,986,000	531,842
5.00% 10/25/34	PLN	2,177,000	557,752
5.00% 10/25/35	PLN	3,000,000	756,473
5.75% 4/25/29	PLN	3,379,000	931,820
Republic of Poland Government International Bonds
4.88% 10/4/33		40,000	39,974
5.50% 4/4/53		127,000	117,557
			2,935,418
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Romania–0.03%
Romania Government International Bonds
2.12% 7/16/31	EUR	97,000	$96,316
4.63% 3/4/33	EUR	89,000	96,106
5.25% 11/25/27		80,000	79,785
6.25% 9/10/34	EUR	153,000	179,597
6.50% 10/7/45	EUR	91,000	100,612
6.75% 7/11/39	EUR	65,000	74,892
			627,308
Serbia–0.01%
Serbia International Bonds 6.00% 6/12/34		200,000	200,392
			200,392
South Africa–0.25%
Republic of South Africa Government Bonds
7.00% 2/28/31	ZAR	29,072,067	1,609,742
8.00% 1/31/30	ZAR	36,862,398	2,154,539
8.50% 1/31/37	ZAR	16,834,000	929,109
Republic of South Africa Government International Bonds
5.00% 10/12/46		300,000	215,932
5.75% 9/30/49		251,000	194,071
			5,103,393
Spain–0.33%
Spain Government Bonds
2.60% 5/31/31	EUR	1,682,000	1,906,875
2.70% 1/31/30	EUR	3,309,000	3,799,492
3.15% 4/30/35	EUR	748,000	846,708
			6,553,075
Turkey–0.02%
Turkiye Government Bonds
27.70% 9/27/34	TRY	6,398,000	127,700
30.00% 9/12/29	TRY	2,820,000	55,342
31.08% 11/8/28	TRY	4,970,000	100,954
Turkiye Government International Bonds 7.13% 2/12/32		200,000	200,142
			484,138
Ukraine–0.00%
Ukraine Government International Bonds
φ^ 0.00% 2/1/30		5,252	3,072
φ^ 0.00% 2/1/34		19,626	8,400
φ^ 0.00% 2/1/35		16,585	7,684
φ^ 0.00% 2/1/36		13,821	6,409
φ 4.50% 2/1/29		57,688	40,599
φ 4.50% 2/1/34		38,458	20,519
			86,683
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom–0.39%
U.K. Gilts 4.38% 3/7/30	GBP	5,912,000	$7,810,962
			7,810,962
Uruguay–0.02%
Oriental Republic of Uruguay 5.25% 9/10/60		75,245	68,232
Uruguay Government International Bonds
8.00% 10/29/35	UYU	6,132,000	152,552
9.75% 7/20/33	UYU	4,102,188	111,939
			332,723
Uzbekistan–0.01%
Republic of Uzbekistan International Bonds 5.38% 5/29/27	EUR	135,000	157,520
			157,520
Total Sovereign Bonds (Cost $61,891,066)			62,580,258

	Number of Shares
EXCHANGE-TRADED FUNDS–1.95%
iShares Broad USD High Yield Corporate Bond ETF	56,993	2,099,622
iShares China Large-Cap ETF	116,064	4,166,698
iShares MSCI Brazil ETF	26,620	1,021,942
iShares MSCI China ETF	16,664	936,183
iShares Russell 2000 ETF	17,800	4,414,400
KraneShares CSI China Internet ETF	57,160	1,625,059
SPDR® Gold Shares	49,014	21,090,234
State Street Blackstone Senior Loan ETF	24,781	994,709
State Street SPDR S&P Regional Banking ETF	22,354	1,456,363
VanEck Semiconductor ETF	3,929	1,506,379
Total Exchange-Traded Funds (Cost $36,973,436)		39,311,589
MONEY MARKET FUND–4.81%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.60%)	96,998,827	96,998,827
Total Money Market Fund (Cost $96,998,827)		96,998,827

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–7.27%
U.S. TREASURY OBLIGATIONS–7.27%
≠U.S. Treasury Bills
3.60% 4/9/26	8,000,000	$7,993,751
3.60% 5/5/26	8,000,000	7,973,442
3.64% 4/28/26	7,300,000	7,280,523
3.65% 4/16/26	250,000	249,629
3.65% 5/12/26	7,000,000	6,971,611
3.66% 5/7/26	7,000,000	6,974,975
3.66% 5/21/26	7,200,000	7,164,300
3.66% 6/23/26	13,300,000	13,190,362
3.67% 4/21/26	9,000,000	8,981,950
3.67% 4/23/26	1,000,000	997,806
3.67% 6/2/26	6,000,000	5,962,679
3.67% 6/4/26	5,800,000	5,762,738
3.68% 4/2/26	8,000,000	7,999,198
3.68% 4/16/26	6,500,000	6,490,201
3.68% 4/23/26	8,200,000	8,181,897
3.68% 5/14/26	7,000,000	6,969,917
3.68% 5/21/26	5,600,000	5,572,000
3.69% 4/7/26	6,000,000	5,996,380
3.69% 4/14/26	4,200,000	4,194,506
3.69% 6/11/26	6,200,000	6,156,013
3.70% 4/21/26	1,500,000	1,496,979
3.70% 5/26/26	6,000,000	5,966,771
3.70% 6/18/26	6,000,000	5,953,239
4.09% 4/16/26	2,000,000	1,996,762
		146,477,629
Total Short-Term Investments (Cost $146,477,751)		146,477,629

	Notional Amount
OPTIONS PURCHASED–0.23%
Over-The-Counter–0.01%
Call Swaptions–0.00%
1 Year Interest Rate Swap, expiration date 6/8/26, notional amount $81,661,259 GS	81,661,259	$22,389
2 Year Interest Rate Swap, expiration date 7/13/26, notional amount $1,840,000 GS	1,840,000	5,029
30 Year Interest Rate Swap, expiration date 4/30/26, notional amount $16,649,000 BOA	16,649,000	2,739
		30,157
Put Swaption–0.00%
CDX.NA.HY.S45, expiration date 4/15/26, notional amount $2,380,000 MSC	2,380,000	7,097
		7,097

LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Options–0.01%
EUR vs BRL Strike price EUR6.29, expiration date 4/9/26, notional amount EUR1,767,490 CITI	281,000	$150
Korea Stock Exchange KOSPI 200 Mini Index Strike price KRW870, expiration date 5/14/26, notional amount KRW3,262,500,000 JPM	15	38,975
USD vs AUD Strike price $0.685, expiration date 7/6/26, notional amount $421,960 GS	616,000	10,600
USD vs BRL Strike price BRL5.45, expiration date 4/27/26, notional amount BRL4,294,600 UBS	788,000	3,139
USD vs CLP Strike price CLP910, expiration date 4/13/26, notional amount CLP212,940,000 HSBC	234,000	5,939
USD vs COP Strike price COP3,850, expiration date 5/22/26, notional amount COP1,797,950,000 MSC	467,000	4,518
USD vs COP Strike price COP3,920, expiration date 5/27/26, notional amount COP1,960,000,000 UBS	500,000	3,506
USD vs MXN Strike price MXN18.1, expiration date 4/22/26, notional amount MXN5,334,070 JPM	294,700	2,760
USD vs NOK Strike price NOK10, expiration date 5/15/26, notional amount NOK29,146,950 BNP	2,914,695	16,797
USD vs THB Strike price THB32, expiration date 4/9/26, notional amount THB7,264,000 MSC	227,000	4,466
USD vs THB Strike price THB33, expiration date 4/22/26, notional amount THB9,273,000 SCB	281,000	1,883
USD vs ZAR Strike price ZAR16.6, expiration date 4/1/26, notional amount ZAR10,391,600 MSC	626,000	12,039
		104,772
Put Options–0.00%
EUR vs USD Strike price EUR1.14, expiration date 4/15/26, notional amount EUR747,840 SGN	656,000	1,641
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options (continued)
EUR vs USD Strike price EUR1.14, expiration date 4/28/26, notional amount EUR3,501,982 BNP	3,071,914	$12,083
EUR vs USD Strike price EUR1.165, expiration date 4/1/26, notional amount EUR1,012,385 GSI	869,000	7,791
USD vs AUD Strike price $0.67, expiration date 5/1/26, notional amount $2,881,000 HSBC	4,300,000	13,781
USD vs CLP Strike price CLP850, expiration date 4/13/26, notional amount CLP198,900,000 DB	234,000	53
USD vs HUF Strike price HUF333, expiration date 4/1/26, notional amount HUF206,793,000 HSBC	621,000	2,901
USD vs HUF Strike price HUF333, expiration date 4/28/26, notional amount HUF206,793,000 BRC	621,000	14,261
USD vs HUF Strike price HUF335, expiration date 4/8/26, notional amount HUF304,180,000 MSC	908,000	14,641
USD vs IDR Strike price IDR16,400, expiration date 5/4/26, notional amount IDR26,994,400,000 HSBC	1,646,000	336
USD vs INR Strike price INR92.4, expiration date 1/8/27, notional amount INR71,794,800 HSBC	777,000	3,944
		71,432
Barrier Options–0.00%
EUR vs MXN, one touch, barrier price MXN19.80, Strike price MXN19.8, expiration date 5/14/26, notional amount MXN673,200 BOA	34,000	1,472
EUR vs USD, one touch, barrier price EUR1.13, Strike price EUR1.125, expiration date 6/4/26, notional amount EUR103,950 DB	92,400	14,754
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Barrier Options (continued)
USD vs INR, one touch, barrier price INR89.00, Strike price INR89, expiration date 5/11/26, notional amount INR7,031,000 SCB	79,000	$791
USD vs KRW, one touch, barrier price KRW1,415.00, Strike price KRW1,415, expiration date 4/9/26, notional amount KRW89,145,000 HSBC	63,000	176
		17,193
		230,651

Centrally Cleared–0.22%
Call Options–0.11%
Abbott Laboratories Strike price $120, expiration date 5/15/26, notional amount $420,000	35	1,085
AbbVie, Inc. Strike price $250, expiration date 5/15/26, notional amount $425,000	17	1,598
Advanced Micro Devices, Inc. Strike price $220, expiration date 5/15/26, notional amount $1,078,000	49	48,020
Alphabet, Inc. Strike price $340, expiration date 5/15/26, notional amount $2,550,000	75	7,725
Amazon.com, Inc. Strike price $215, expiration date 4/17/26, notional amount $7,697,000	358	118,140
Amazon.com, Inc. Strike price $235, expiration date 5/15/26, notional amount $987,000	42	12,390
Apple, Inc. Strike price $275, expiration date 5/15/26, notional amount $2,090,000	76	20,748
Bank of America Corp. Strike price $50, expiration date 5/15/26, notional amount $400,000	80	13,600
Boeing Co. Strike price $235, expiration date 5/15/26, notional amount $423,000	18	2,844
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Broadcom, Inc. Strike price $380, expiration date 5/15/26, notional amount $874,000	23	$4,761
Cameco Corp. Strike price $125, expiration date 5/15/26, notional amount $425,000	34	12,308
Caterpillar, Inc. Strike price $780, expiration date 5/15/26, notional amount $390,000	5	8,575
Cheniere Energy, Inc. Strike price $320, expiration date 6/18/26, notional amount $1,312,000	41	38,130
Cisco Systems, Inc. Strike price $85, expiration date 5/15/26, notional amount $425,000	50	5,450
Citizens Financial Group, Inc. Strike price $65, expiration date 4/17/26, notional amount $955,500	147	5,880
CSX Corp. Strike price $45, expiration date 5/15/26, notional amount $432,000	96	4,320
Delta Air Lines, Inc. Strike price $75, expiration date 4/17/26, notional amount $3,600,000	480	38,400
Edwards Lifesciences Corp. Strike price $95, expiration date 5/15/26, notional amount $437,000	46	2,070
Eli Lilly & Co. Strike price $1,000, expiration date 5/15/26, notional amount $2,900,000	29	77,575
Eli Lilly & Co. Strike price $1,100, expiration date 5/15/26, notional amount $880,000	8	6,120
EssilorLuxottica SA Strike price EUR280, expiration date 4/17/26, notional amount EUR1,176,000	42	1,359
GE Vernova, Inc. Strike price $860, expiration date 5/15/26, notional amount $3,956,000	46	347,070
GE Vernova, Inc. Strike price $930, expiration date 5/15/26, notional amount $465,000	5	22,250
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
General Electric Co. Strike price $350, expiration date 5/15/26, notional amount $420,000	12	$1,440
Home Depot, Inc. Strike price $385, expiration date 5/15/26, notional amount $423,500	11	473
Home Depot, Inc. Strike price $400, expiration date 4/17/26, notional amount $1,080,000	27	135
Honeywell International, Inc. Strike price $260, expiration date 5/15/26, notional amount $416,000	16	1,200
Intel Corp. Strike price $52.5, expiration date 5/15/26, notional amount $425,250	81	12,150
Intuitive Surgical, Inc. Strike price $540, expiration date 5/15/26, notional amount $432,000	8	3,360
Invesco QQQ Trust Strike price $608, expiration date 4/10/26, notional amount $11,795,200	194	6,984
Invesco QQQ Trust Strike price $615, expiration date 4/17/26, notional amount $4,858,500	79	3,871
iShares Expanded Tech-Software Sector ETF Strike price $85, expiration date 5/15/26, notional amount $5,015,000	590	110,330
iShares Expanded Tech-Software Sector ETF Strike price $90, expiration date 4/17/26, notional amount $2,412,000	268	4,020
iShares MSCI Emerging Markets ETF Strike price $65, expiration date 4/17/26, notional amount $4,426,500	681	2,043
JPMorgan Chase & Co. Strike price $315, expiration date 5/15/26, notional amount $409,500	13	5,824
Lam Research Corp. Strike price $240, expiration date 5/15/26, notional amount $432,000	18	18,864
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Lionsgate Studios Corp. Strike price $12, expiration date 6/18/26, notional amount $156,000	130	$7,800
Lowe's Cos., Inc. Strike price $300, expiration date 4/17/26, notional amount $1,290,000	43	43
Mastercard, Inc. Strike price $555, expiration date 5/15/26, notional amount $444,000	8	2,856
McKesson Corp. Strike price $1,020, expiration date 5/15/26, notional amount $408,000	4	1,880
Merck & Co., Inc. Strike price $130, expiration date 5/15/26, notional amount $442,000	34	6,358
Meta Platforms, Inc. Strike price $720, expiration date 5/15/26, notional amount $576,000	8	1,720
Micron Technology, Inc. Strike price $460, expiration date 5/15/26, notional amount $460,000	10	4,600
Microsoft Corp. Strike price $445, expiration date 5/15/26, notional amount $1,869,000	42	5,376
MongoDB, Inc. Strike price $300, expiration date 5/15/26, notional amount $420,000	14	5,810
Netflix, Inc. Strike price $105, expiration date 5/15/26, notional amount $430,500	41	8,979
Nikkei 225 Index Strike price JPY56,000, expiration date 5/8/26, notional amount JPY336,000,000	6	31,568
NVIDIA Corp. Strike price $200, expiration date 5/15/26, notional amount $2,860,000	143	20,735
Oracle Corp. Strike price $180, expiration date 5/15/26, notional amount $432,000	24	4,056
Palantir Technologies, Inc. Strike price $165, expiration date 5/15/26, notional amount $429,000	26	13,728
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Philip Morris International, Inc. Strike price $185, expiration date 5/15/26, notional amount $425,500	23	$4,140
Rockwell Automation, Inc. Strike price $370, expiration date 5/15/26, notional amount $1,702,000	46	76,360
Sabre Corp. Strike price $2, expiration date 4/17/26, notional amount $35,200	176	880
Sabre Corp. Strike price $3, expiration date 4/17/26, notional amount $32,400	108	2,160
Safran SA Strike price EUR350, expiration date 4/17/26, notional amount EUR1,330,000	38	88
SPDR Gold Shares Strike price $495, expiration date 5/15/26, notional amount $79,150,500	1,599	639,600
SPDR Gold Shares Strike price $520, expiration date 4/17/26, notional amount $62,452,000	1,201	42,035
State Street SPDR S&P 500 ETF Trust Strike price $700, expiration date 4/17/26, notional amount $15,120,000	216	2,160
Tesla, Inc. Strike price $450, expiration date 5/15/26, notional amount $540,000	12	3,804
Thermo Fisher Scientific, Inc. Strike price $540, expiration date 5/15/26, notional amount $432,000	8	6,000
Trane Technologies PLC Strike price $470, expiration date 5/15/26, notional amount $423,000	9	3,240
UniCredit SpA Strike price EUR68, expiration date 5/15/26, notional amount EUR748,000	22	13,732
United Airlines Holdings, Inc. Strike price $115, expiration date 4/17/26, notional amount $391,000	34	1,496
United Airlines Holdings, Inc. Strike price $115, expiration date 5/15/26, notional amount $2,760,000	240	40,800
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Vertiv Holdings Co. Strike price $260, expiration date 4/17/26, notional amount $7,670,000	295	$284,675
Vertiv Holdings Co. Strike price $300, expiration date 5/15/26, notional amount $420,000	14	10,486
Vistra Corp. Strike price $175, expiration date 5/15/26, notional amount $420,000	24	10,320
Walmart, Inc. Strike price $135, expiration date 5/15/26, notional amount $837,000	62	6,820
Walt Disney Co. Strike price $110, expiration date 4/17/26, notional amount $3,300,000	300	1,800
Walt Disney Co. Strike price $110, expiration date 5/15/26, notional amount $418,000	38	3,154
Wells Fargo & Co. Strike price $85, expiration date 5/15/26, notional amount $433,500	51	9,435
Williams Cos., Inc. Strike price $75, expiration date 4/17/26, notional amount $1,230,000	164	13,448
		2,263,254
Put Options–0.11%
ASML Holding NV Strike price EUR1,120, expiration date 6/19/26, notional amount EUR3,360,000	30	366,953
iShares Russell 2000 ETF Strike price $215, expiration date 4/17/26, notional amount $1,806,000	84	3,696
Micron Technology, Inc. Strike price $380, expiration date 5/15/26, notional amount $2,242,000	59	346,330
NVIDIA Corp. Strike price $170, expiration date 6/18/26, notional amount $6,851,000	403	431,210
NVIDIA Corp. Strike price $180, expiration date 7/17/26, notional amount $8,226,000	457	776,900
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
SPDR Gold Shares Strike price $380, expiration date 4/17/26, notional amount $36,518,000	961	$182,590
State Street SPDR S&P 500 ETF Trust Strike price $650, expiration date 4/17/26, notional amount $4,485,000	69	79,764
Walmart, Inc. Strike price $125, expiration date 4/17/26, notional amount $2,087,500	167	50,935
		2,238,378
		4,501,632
Total Options Purchased (Cost $12,909,929)		4,732,283

TOTAL INVESTMENTS–97.55% (Cost $1,647,879,256)	$1,966,499,151

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.70)%
Over-The-Counter–(0.20)%
Call Swaptions–(0.00)%
1 Year Interest Rate Swap, expiration date 6/8/26, notional amount $(81,661,259) GS	(81,661,259)	$(6,815)
10 Year Interest Rate Swap, expiration date 12/16/26, notional amount $(6,415,000) CBK	(6,415,000)	(33,952)
2 Year Interest Rate Swap, expiration date 7/13/26, notional amount $(2,760,000) GS	(2,760,000)	(3,853)
30 Year Interest Rate Swap, expiration date 4/30/26, notional amount $(16,649,000) BOA	(16,649,000)	(286)
iTraxx Europe Crossover S44, expiration date 6/17/26, notional amount EUR(4,101,000) JPM	(4,101,000)	(38,122)
(83,028)
Put Swaptions–(0.11)%
1 Year Interest Rate Swap, expiration date 6/8/26, notional amount $(81,661,259) GS	(81,661,259)	(240,038)
10 Year Interest Rate Swap, expiration date 4/23/26, notional amount EUR(16,166,000) JPM	(16,166,000)	(269,341)
10 Year Interest Rate Swap, expiration date 12/16/26, notional amount $(3,207,500) CBK	(3,207,500)	(22,319)
2 Year Interest Rate Swap, expiration date 8/3/26, notional amount $(65,941,000) MSC	(65,941,000)	(258,467)
2 Year Interest Rate Swap, expiration date 6/15/26, notional amount $(2,020,000) MSC	(2,020,000)	(4,723)
2 Year Interest Rate Swap, expiration date 9/14/26, notional amount $(63,771,000) DB	(63,771,000)	(238,301)
2 Year Interest Rate Swap, expiration date 10/21/26, notional amount $(78,815,000) GS	(78,815,000)	(300,134)
2 Year Interest Rate Swap, expiration date 6/30/26, notional amount $(66,377,000) DB	(66,377,000)	(97,221)
2 Year Interest Rate Swap, expiration date 12/8/27, notional amount $(34,383,688) DB	(34,383,688)	(202,697)
2 Year Interest Rate Swap, expiration date 9/20/27, notional amount $(90,005,000) GS	(90,005,000)	(350,868)
2 Year Interest Rate Swap, expiration date 12/16/27, notional amount $(51,747,000) DB	(51,747,000)	(185,753)
CDX.NA.HY.S45, expiration date 4/15/26, notional amount $(2,380,000) MSC	(2,380,000)	(1,384)
iTraxx Europe Crossover S44, expiration date 6/17/26, notional amount EUR(4,101,000) JPM	(4,101,000)	(106,135)
(2,277,381)

Number of Contracts

Call Options–(0.02)%
EUR vs BRL Strike price EUR6.29, expiration date 4/09/26, notional amount EUR(1,767,490) HSBC	(281,000)	(150)
EUR vs HUF Strike price EUR410, expiration date 6/08/26, notional amount EUR(107,420,000) MSI	(262,000)	(2,236)
EUR vs MXN Strike price EUR20.55, expiration date 5/15/26, notional amount EUR(43,052,250) DB	(2,095,000)	(50,358)
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Call Options (continued)
EUR vs MXN Strike price EUR20.9, expiration date 5/14/26, notional amount EUR(6,917,900) BOA	(331,000)	$(4,844)
USD vs AUD Strike price $0.725, expiration date 7/06/26, notional amount $(892,475) GS	(1,231,000)	(4,101)
USD vs BRL Strike price BRL10.7,expiration date 6/29/26,notional amount BRL(15,536,400) MSC	(2,904,000)	(67,457)
USD vs BRL Strike price BRL5.65, expiration date 5/04/26, notional amount BRL(24,802,410) BRC	(4,389,807)	(10,496)
USD vs BRL Strike price BRL5.7, expiration date 4/27/26, notional amount BRL(6,737,400) UBS	(1,182,000)	(1,386)
USD vs CLP Strike price CLP905, expiration date 5/15/26, notional amount CLP(948,440,000) HSBC	(1,048,000)	(38,092)
USD vs CNY Strike price CNY6.88, expiration date 4/23/26, notional amount CNY(4,327,520) SGN	(629,000)	(2,139)
USD vs COP Strike price COP4,000, expiration date 5/22/26, notional amount COP(934,000,000) MSC	(233,500)	(880)
USD vs COP Strike price COP4,200, expiration date 5/27/26, notional amount COP(3,150,000,000) UBS	(750,000)	(956)
USD vs INR Strike price INR92.8, expiration date 5/14/26, notional amount INR(41,945,600) SCB	(452,000)	(8,955)
USD vs KRW Strike price KRW1,480, expiration date 4/09/26, notional amount KRW(464,720,000) HSBC	(314,000)	(5,883)
USD vs MXN Strike price MXN18.05, expiration date 5/04/26, notional amount MXN(79,236,016) MSC	(4,389,807)	(59,499)
USD vs NOK Strike price NOK10.25, expiration date 5/15/26, notional amount NOK(29,875,624) BNP	(2,914,695)	(7,526)
USD vs ZAR Strike price ZAR16.74, expiration date 5/04/26, notional amount ZAR(73,488,600) BOA	(4,390,000)	(111,199)
USD vs ZAR Strike price ZAR17.5, expiration date 5/15/26, notional amount ZAR(27,510,000) HSBC	(1,572,000)	(19,356)
(395,513)
Put Options–(0.07)%
EUR vs BRL Strike price EUR6.15, expiration date 4/23/26, notional amount EUR(2,029,500) GSI	(330,000)	(10,579)
EUR vs MXN Strike price EUR20.55, expiration date 5/15/26, notional amount EUR(43,052,250) DB	(2,095,000)	(17,379)
EUR vs USD Strike price EUR1.12, expiration date 4/28/26, notional amount EUR(3,440,543) BNP	(3,071,914)	(4,353)
EUR vs USD Strike price EUR1.12, expiration date 5/14/26, notional amount EUR(367,360) SGN	(328,000)	(810)
Korea Stock Exchange KOSPI 200 Mini Index Strike price KRW750, expiration date 5/14/26, notional amount KRW(2,812,500,000) JPM	(15)	(148,243)
SK hynix, Inc. Strike price KRW800,000, expiration date 9/10/26, notional amount KRW(9,045,600,000) MSC	(11,307)	(964,652)
USD vs AUD Strike price $0.65, expiration date 5/01/26, notional amount $(2,795,000) HSBC	(4,300,000)	(4,708)
USD vs BRL Strike price BRL5.15, expiration date 5/04/26, notional amount BRL(22,607,506) BRC	(4,389,807)	(47,643)
USD vs BRL Strike price BRL5.25, expiration date 6/29/26, notional amount BRL(1,795,500) MSC	(342,000)	(8,184)
USD vs BRL Strike price BRL5.35, expiration date 6/29/26, notional amount BRL(13,706,700) MSC	(2,562,000)	(90,618)
USD vs CLP Strike price CLP850, expiration date 4/13/26, notional amount CLP(198,900,000) HSBC	(234,000)	(53)
USD vs CLP Strike price CLP905, expiration date 5/15/26, notional amount CLP(948,440,000) HSBC	(1,048,000)	(14,378)
USD vs COP Strike price COP3,520, expiration date 5/04/26, notional amount COP(3,861,440,000) BRC	(1,097,000)	(1,571)
USD vs COP Strike price COP3,600, expiration date 5/22/26, notional amount COP(840,600,000) MSC	(233,500)	(1,941)
USD vs COP Strike price COP3,700, expiration date 4/16/26, notional amount COP(1,050,800,000) HSBC	(284,000)	(3,728)
USD vs HUF Strike price HUF330, expiration date 5/18/26, notional amount HUF(204,930,000) UBS	(621,000)	(12,714)
USD vs HUF Strike price HUF333, expiration date 4/01/26, notional amount HUF(206,793,000) BRC	(621,000)	(2,901)
USD vs IDR Strike price IDR16,400, expiration date 5/04/26, notional amount IDR(26,994,400,000) BRC	(1,646,000)	(336)
USD vs KRW Strike price KRW1,445, expiration date 4/09/26, notional amount KRW(453,730,000) HSBC	(314,000)	(78)
USD vs MXN Strike price MXN17.55, expiration date 5/14/26, notional amount MXN(90,553,525) UBS	(5,159,745)	(33,982)
USD vs THB Strike price THB32, expiration date 5/22/26, notional amount THB(8,992,000) SCB	(281,000)	(2,530)
USD vs ZAR Strike price ZAR16.3, expiration date 5/14/26, notional amount ZAR(84,297,667) MSC	(5,171,636)	(27,637)
(1,399,018)
(4,154,940)
Centrally Cleared–(0.50)%
Put Options–(0.47)%
Abbott Laboratories Strike price $95, expiration date 6/18/26, notional amount $(332,500)	(35)	(9,660)
AbbVie, Inc. Strike price $185, expiration date 5/15/26, notional amount $(869,500)	(47)	(8,460)
AbbVie, Inc. Strike price $195, expiration date 6/18/26, notional amount $(331,500)	(17)	(8,585)
Alphabet, Inc. Strike price $210, expiration date 9/18/26, notional amount $(1,449,000)	(69)	(37,536)
Alphabet, Inc. Strike price $260, expiration date 5/15/26, notional amount $(1,638,000)	(63)	(33,579)
Alphabet, Inc. Strike price $260, expiration date 6/18/26, notional amount $(1,950,000)	(75)	(61,275)
Alphabet, Inc. Strike price $265, expiration date 5/15/26, notional amount $(1,325,000)	(50)	(33,000)
Amazon.com, Inc. Strike price $155, expiration date 9/18/26, notional amount $(1,410,500)	(91)	(38,038)
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
Amazon.com, Inc. Strike price $180, expiration date 6/18/26, notional amount $(756,000)	(42)	$(20,790)
Amazon.com, Inc. Strike price $185, expiration date 5/15/26, notional amount $(2,608,500)	(141)	(58,515)
Apollo Global Management, Inc. Strike price $105, expiration date 5/15/26, notional amount $(808,500)	(77)	(41,580)
Apollo Global Management, Inc. Strike price $105, expiration date 6/18/26, notional amount $(2,625,000)	(250)	(172,500)
Apple, Inc. Strike price $220, expiration date 6/18/26, notional amount $(1,672,000)	(76)	(30,932)
Apple, Inc. Strike price $235, expiration date 5/15/26, notional amount $(1,363,000)	(58)	(26,100)
ASML Holding NV Strike price EUR920, expiration date 6/19/26, notional amount EUR(4,048,000)	(44)	(168,465)
Bank of America Corp. Strike price $40, expiration date 6/18/26, notional amount $(320,000)	(80)	(5,040)
Bank of America Corp. Strike price $45, expiration date 6/18/26, notional amount $(823,500)	(183)	(27,267)
Boeing Co. Strike price $180, expiration date 6/18/26, notional amount $(324,000)	(18)	(11,718)
Boston Scientific Corp. Strike price $65, expiration date 5/15/26, notional amount $(832,000)	(128)	(61,056)
Boston Scientific Corp. Strike price $70, expiration date 5/15/26, notional amount $(924,000)	(132)	(121,836)
Boston Scientific Corp. Strike price $75, expiration date 4/17/26, notional amount $(990,000)	(132)	(171,600)
Broadcom, Inc. Strike price $210, expiration date 9/18/26, notional amount $(1,323,000)	(63)	(49,833)
Broadcom, Inc. Strike price $250, expiration date 5/15/26, notional amount $(1,525,000)	(61)	(21,960)
Broadcom, Inc. Strike price $280, expiration date 6/18/26, notional amount $(644,000)	(23)	(35,420)
Broadcom, Inc. Strike price $280, expiration date 9/18/26, notional amount $(1,680,000)	(60)	(164,040)
Cameco Corp. Strike price $80, expiration date 6/18/26, notional amount $(1,008,000)	(126)	(27,720)
Cameco Corp. Strike price $85, expiration date 6/18/26, notional amount $(773,500)	(91)	(26,481)
Cameco Corp. Strike price $90, expiration date 6/18/26, notional amount $(1,071,000)	(119)	(58,310)
Cameco Corp. Strike price $95, expiration date 6/18/26, notional amount $(323,000)	(34)	(21,760)
Capital One Financial Corp. Strike price $190, expiration date 6/18/26, notional amount $(874,000)	(46)	(79,580)
Caterpillar, Inc. Strike price $600, expiration date 6/18/26, notional amount $(300,000)	(5)	(10,055)
Cheniere Energy, Inc. Strike price $260, expiration date 6/18/26, notional amount $(1,066,000)	(41)	(45,961)
Cisco Systems, Inc. Strike price $65, expiration date 6/18/26, notional amount $(325,000)	(50)	(6,200)
Cisco Systems, Inc. Strike price $70, expiration date 6/18/26, notional amount $(875,000)	(125)	(27,125)
Citigroup, Inc. Strike price $100, expiration date 5/15/26, notional amount $(860,000)	(86)	(19,694)
Citizens Financial Group, Inc. Strike price $57.5, expiration date 4/17/26, notional amount $(845,250)	(147)	(16,905)
Costco Wholesale Corp. Strike price $860, expiration date 5/15/26, notional amount $(946,000)	(11)	(3,674)
CRH PLC Strike price $105, expiration date 5/15/26, notional amount $(882,000)	(84)	(54,600)
CSX Corp. Strike price $35, expiration date 6/18/26, notional amount $(336,000)	(96)	(5,760)
Delta Air Lines, Inc. Strike price $60, expiration date 5/15/26, notional amount $(882,000)	(147)	(33,516)
Delta Air Lines, Inc. Strike price $65, expiration date 4/17/26, notional amount $(3,120,000)	(480)	(136,320)
DR Horton, Inc. Strike price $135, expiration date 5/15/26, notional amount $(850,500)	(63)	(56,070)
Edwards Lifesciences Corp. Strike price $70, expiration date 5/15/26, notional amount $(882,000)	(126)	(17,010)
Edwards Lifesciences Corp. Strike price $70, expiration date 6/18/26, notional amount $(322,000)	(46)	(7,360)
Eli Lilly & Co. Strike price $840, expiration date 5/15/26, notional amount $(2,436,000)	(29)	(78,590)
Eli Lilly & Co. Strike price $850, expiration date 6/18/26, notional amount $(680,000)	(8)	(32,200)
Eli Lilly & Co. Strike price $900, expiration date 6/18/26, notional amount $(900,000)	(10)	(60,000)
EssilorLuxottica SA Strike price EUR240, expiration date 4/17/26, notional amount EUR(864,000)	(36)	(173,100)
Estee Lauder Cos., Inc. Strike price $85, expiration date 6/18/26, notional amount $(2,031,500)	(239)	(388,375)
Exxon Mobil Corp. Strike price $125, expiration date 5/15/26, notional amount $(875,000)	(70)	(2,450)
Fifth Third Bancorp Strike price $45, expiration date 5/15/26, notional amount $(837,000)	(186)	(37,200)
Freeport-McMoRan, Inc. Strike price $50, expiration date 5/15/26, notional amount $(820,000)	(164)	(23,780)
GE Vernova, Inc. Strike price $700, expiration date 5/15/26, notional amount $(3,220,000)	(46)	(75,440)
GE Vernova, Inc. Strike price $700, expiration date 6/18/26, notional amount $(1,260,000)	(18)	(49,770)
GE Vernova, Inc. Strike price $780, expiration date 5/15/26, notional amount $(1,092,000)	(14)	(48,104)
General Electric Co. Strike price $260, expiration date 5/15/26, notional amount $(858,000)	(33)	(25,575)
General Electric Co. Strike price $260, expiration date 6/18/26, notional amount $(312,000)	(12)	(13,080)
Goldman Sachs Group, Inc. Strike price $760, expiration date 5/15/26, notional amount $(836,000)	(11)	(26,235)
Hilton Worldwide Holdings, Inc. Strike price $260, expiration date 6/18/26, notional amount $(858,000)	(33)	(15,510)
Home Depot, Inc. Strike price $300, expiration date 6/18/26, notional amount $(330,000)	(11)	(9,460)
Home Depot, Inc. Strike price $325, expiration date 5/15/26, notional amount $(845,000)	(26)	(28,860)
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
Home Depot, Inc. Strike price $355, expiration date 4/17/26, notional amount $(958,500)	(27)	$(81,540)
Honeywell International, Inc. Strike price $200, expiration date 6/18/26, notional amount $(320,000)	(16)	(5,920)
Intel Corp. Strike price $35, expiration date 6/18/26, notional amount $(1,991,500)	(569)	(85,919)
Intel Corp. Strike price $36, expiration date 6/18/26, notional amount $(291,600)	(81)	(14,580)
Intuitive Surgical, Inc. Strike price $400, expiration date 5/15/26, notional amount $(880,000)	(22)	(15,840)
Intuitive Surgical, Inc. Strike price $420, expiration date 6/18/26, notional amount $(336,000)	(8)	(12,000)
Invesco QQQ Trust Strike price $580, expiration date 4/17/26, notional amount $(4,582,000)	(79)	(102,384)
iShares Expanded Tech-Software Sector ETF Strike price $70, expiration date 5/15/26, notional amount $(4,130,000)	(590)	(69,030)
iShares Expanded Tech-Software Sector ETF Strike price $72, expiration date 4/17/26, notional amount $(3,787,200)	(526)	(26,300)
iShares Expanded Tech-Software Sector ETF Strike price $75, expiration date 6/18/26, notional amount $(2,010,000)	(268)	(76,648)
iShares MSCI Emerging Markets ETF Strike price $59, expiration date 4/17/26, notional amount $(4,017,900)	(681)	(224,730)
iShares Russell 2000 ETF Strike price $175, expiration date 4/17/26, notional amount $(1,470,000)	(84)	(546)
JPMorgan Chase & Co. Strike price $245, expiration date 6/18/26, notional amount $(318,500)	(13)	(5,070)
JPMorgan Chase & Co. Strike price $270, expiration date 5/15/26, notional amount $(864,000)	(32)	(17,568)
Lam Research Corp. Strike price $155, expiration date 6/18/26, notional amount $(759,500)	(49)	(31,115)
Lam Research Corp. Strike price $165, expiration date 6/18/26, notional amount $(973,500)	(59)	(47,731)
Lam Research Corp. Strike price $170, expiration date 6/18/26, notional amount $(306,000)	(18)	(16,740)
Lowe's Cos., Inc. Strike price $260, expiration date 4/17/26, notional amount $(1,118,000)	(43)	(105,565)
Mastercard, Inc. Strike price $430, expiration date 6/18/26, notional amount $(344,000)	(8)	(5,896)
McKesson Corp. Strike price $800, expiration date 6/18/26, notional amount $(320,000)	(4)	(9,300)
MercadoLibre, Inc. Strike price $1,700, expiration date 5/15/26, notional amount $(850,000)	(5)	(49,500)
Merck & Co., Inc. Strike price $100, expiration date 6/18/26, notional amount $(340,000)	(34)	(5,440)
Meta Platforms, Inc. Strike price $550, expiration date 6/18/26, notional amount $(440,000)	(8)	(25,200)
Meta Platforms, Inc. Strike price $570, expiration date 5/15/26, notional amount $(912,000)	(16)	(53,184)
Micron Technology, Inc. Strike price $270, expiration date 5/15/26, notional amount $(2,403,000)	(89)	(74,760)
Micron Technology, Inc. Strike price $270, expiration date 6/18/26, notional amount $(702,000)	(26)	(38,298)
Micron Technology, Inc. Strike price $320, expiration date 6/18/26, notional amount $(320,000)	(10)	(32,150)
Microsoft Corp. Strike price $345, expiration date 6/18/26, notional amount $(1,449,000)	(42)	(49,980)
Microsoft Corp. Strike price $350, expiration date 5/15/26, notional amount $(1,085,000)	(31)	(29,543)
MongoDB, Inc. Strike price $210, expiration date 6/18/26, notional amount $(294,000)	(14)	(22,750)
MongoDB, Inc. Strike price $250, expiration date 5/15/26, notional amount $(775,000)	(31)	(68,510)
Netflix, Inc. Strike price $80, expiration date 6/18/26, notional amount $(328,000)	(41)	(6,806)
Nikkei 225 Index Strike price JPY50,000, expiration date 5/08/26, notional amount JPY(300,000,000)	(6)	(72,966)
NVIDIA Corp. Strike price $125, expiration date 9/18/26, notional amount $(1,425,000)	(114)	(42,750)
NVIDIA Corp. Strike price $140, expiration date 6/18/26, notional amount $(5,642,000)	(403)	(119,691)
NVIDIA Corp. Strike price $140, expiration date 7/17/26, notional amount $(9,590,000)	(685)	(267,150)
NVIDIA Corp. Strike price $150, expiration date 6/18/26, notional amount $(2,685,000)	(179)	(84,488)
NVIDIA Corp. Strike price $150, expiration date 9/18/26, notional amount $(1,440,000)	(96)	(87,360)
NVIDIA Corp. Strike price $155, expiration date 6/18/26, notional amount $(2,216,500)	(143)	(84,370)
Oracle Corp. Strike price $130, expiration date 6/18/26, notional amount $(312,000)	(24)	(20,760)
Palantir Technologies, Inc. Strike price $125, expiration date 6/18/26, notional amount $(325,000)	(26)	(16,380)
Philip Morris International, Inc. Strike price $140, expiration date 6/18/26, notional amount $(322,000)	(23)	(5,566)
Rockwell Automation, Inc. Strike price $320, expiration date 5/15/26, notional amount $(2,752,000)	(86)	(73,530)
Safran SA Strike price EUR310, expiration date 4/17/26, notional amount EUR(1,178,000)	(38)	(137,828)
SPDR Gold Shares Strike price $425, expiration date 5/15/26, notional amount $(38,845,000)	(914)	(1,593,102)
State Street SPDR S&P 500 ETF Trust Strike price $610, expiration date 6/18/26, notional amount $(11,102,000)	(182)	(226,408)
State Street SPDR S&P 500 ETF Trust Strike price $625, expiration date 6/18/26, notional amount $(12,750,000)	(204)	(318,240)
State Street SPDR S&P 500 ETF Trust Strike price $630, expiration date 4/17/26, notional amount $(4,347,000)	(69)	(39,330)
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
State Street SPDR S&P 500 ETF Trust Strike price $635, expiration date 5/15/26, notional amount $(4,191,000)	(66)	$(86,196)
State Street SPDR S&P 500 ETF Trust Strike price $640, expiration date 4/17/26, notional amount $(15,936,000)	(249)	(204,180)
State Street SPDR S&P 500 ETF Trust Strike price $645, expiration date 4/17/26, notional amount $(28,831,500)	(447)	(435,825)
Taiwan Semiconductor Manufacturing Co. Ltd. Strike price $240, expiration date 9/18/26, notional amount $(1,368,000)	(57)	(46,626)
Tesla, Inc. Strike price $320, expiration date 5/15/26, notional amount $(800,000)	(25)	(18,025)
Tesla, Inc. Strike price $330, expiration date 5/15/26, notional amount $(1,584,000)	(48)	(43,200)
Tesla, Inc. Strike price $335, expiration date 6/18/26, notional amount $(402,000)	(12)	(18,660)
Thermo Fisher Scientific, Inc. Strike price $420, expiration date 6/18/26, notional amount $(336,000)	(8)	(6,960)
Trane Technologies PLC Strike price $370, expiration date 6/18/26, notional amount $(333,000)	(9)	(10,080)
Uber Technologies, Inc. Strike price $60, expiration date 5/15/26, notional amount $(810,000)	(135)	(13,095)
UniCredit SpA Strike price EUR56, expiration date 5/15/26, notional amount EUR(616,000)	(22)	(31,387)
United Airlines Holdings, Inc. Strike price $87.5, expiration date 5/15/26, notional amount $(831,250)	(95)	(58,425)
United Airlines Holdings, Inc. Strike price $95, expiration date 4/17/26, notional amount $(323,000)	(34)	(24,480)
United Airlines Holdings, Inc. Strike price $100, expiration date 5/15/26, notional amount $(2,400,000)	(240)	(309,600)
VanEck Semiconductor ETF Strike price $320, expiration date 6/18/26, notional amount $(2,496,000)	(78)	(67,470)
Vertex Pharmaceuticals, Inc. Strike price $380, expiration date 6/18/26, notional amount $(836,000)	(22)	(16,500)
Vertiv Holdings Co. Strike price $200, expiration date 6/18/26, notional amount $(800,000)	(40)	(42,200)
Vertiv Holdings Co. Strike price $220, expiration date 6/18/26, notional amount $(308,000)	(14)	(23,828)
Vistra Corp. Strike price $130, expiration date 6/18/26, notional amount $(312,000)	(24)	(17,220)
Walmart, Inc. Strike price $110, expiration date 5/15/26, notional amount $(869,000)	(79)	(7,979)
Walmart, Inc. Strike price $110, expiration date 6/18/26, notional amount $(682,000)	(62)	(13,516)
Walt Disney Co. Strike price $85, expiration date 6/18/26, notional amount $(323,000)	(38)	(7,828)
Walt Disney Co. Strike price $95, expiration date 4/17/26, notional amount $(2,850,000)	(300)	(52,500)
Walt Disney Co. Strike price $95, expiration date 5/15/26, notional amount $(902,500)	(95)	(36,100)
Wells Fargo & Co. Strike price $65, expiration date 6/18/26, notional amount $(331,500)	(51)	(6,528)
Wells Fargo & Co. Strike price $80, expiration date 5/15/26, notional amount $(872,000)	(109)	(47,960)
Williams Cos., Inc. Strike price $65, expiration date 4/17/26, notional amount $(2,119,000)	(326)	(6,520)
(9,413,965)
Call Options–(0.03)%
Advanced Micro Devices, Inc. Strike price $250, expiration date 5/15/26, notional amount $(2,450,000)	(98)	(30,870)
ASML Holding NV Strike price EUR1,480, expiration date 6/19/26, notional amount EUR(6,512,000)	(44)	(70,183)
Delta Air Lines, Inc. Strike price $90, expiration date 4/17/26, notional amount $(4,320,000)	(480)	(2,400)
Eli Lilly & Co. Strike price $1,080, expiration date 5/15/26, notional amount $(3,132,000)	(29)	(31,726)
GE Vernova, Inc. Strike price $1,000, expiration date 5/15/26, notional amount $(3,200,000)	(32)	(75,104)
iShares MSCI Emerging Markets ETF Strike price $70, expiration date 4/17/26, notional amount $(4,767,000)	(681)	(681)
NVIDIA Corp. Strike price $210, expiration date 6/18/26, notional amount $(8,463,000)	(403)	(104,780)
NVIDIA Corp. Strike price $240, expiration date 9/18/26, notional amount $(9,912,000)	(413)	(135,051)
Safran SA Strike price EUR380, expiration date 4/17/26, notional amount EUR(1,444,000)	(38)	(1,406)
SPDR Gold Shares Strike price $545, expiration date 4/17/26, notional amount $(65,454,500)	(1,201)	(20,417)
SPDR Gold Shares Strike price $570, expiration date 5/15/26, notional amount $(91,143,000)	(1,599)	(127,920)
Vertiv Holdings Co. Strike price $290, expiration date 4/17/26, notional amount $(1,218,000)	(42)	(9,240)
Vertiv Holdings Co. Strike price $310, expiration date 4/17/26, notional amount $(9,145,000)	(295)	(21,535)
Walmart, Inc. Strike price $140, expiration date 4/17/26, notional amount $(2,338,000)	(167)	(1,169)
(632,482)
(10,046,447)
Total Options Written (Premiums received $(13,870,129))		(14,201,387)

LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.15%	63,521,193
NET ASSETS APPLICABLE TO 152,867,982 SHARES OUTSTANDING–100.00%	$2,015,818,957

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
@PIK. 100% of the income received was in the form of additional par.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2026.
+Delayed settlement. Interest rate to be determined upon settlement date.
☐Rate is less than 0.01%.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2026, the aggregate value of restricted securities was $36,972,191, which represented 1.83% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10X Future Technologies Services Ltd. Series D	6/6/2022	$966,416	$163,460
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	245,994
Bytedance Ltd. Series E1	6/6/2022	3,886,481	6,786,713
Crown PropTech Acquisitions	2/6/2023	0	0
Databricks, Inc. Series F	6/6/2022	3,699,435	11,495,190
Databricks, Inc. Series G	6/6/2022	1,010,938	3,141,270
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,387,921
Epic Games, Inc.	6/6/2022	2,952,750	1,602,169
Exo, Inc.	5/22/2025	407,022	383
Exo, Inc. Series D	5/22/2025	31,327	35,624
Fanatics Holdings, Inc.	6/6/2022	2,573,239	3,318,963
Farmers Business Network, Inc.	6/6/2022	1,258,125	23,656
Grand Rounds, Inc.	4/29/2019	1,804,027	745,235
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1 Series E1	6/6/2022	2,531,915	899,690
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Jumpcloud, Inc. Series F Series F	6/6/2022	$166,530	$78,900
Loadsmart, Inc. Series C Series C	6/6/2022	1,759,432	617,919
Loadsmart, Inc. Series D Series D	6/6/2022	155,855	83,896
MCM Trust Class A2B	6/6/2022	710,912	575,206
Mythic AI, Inc.	6/6/2022	391,278	0
Neon Pagamentos SA	6/6/2022	1,403,856	1,308,684
Noodle Partners, Inc. Series C	6/6/2022	424,114	1
PsiQuantum Corp. Series D	6/6/2022	379,300	610,988
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc.	3/10/2025	555,650	418
RSA Security LLC	1/30/2026	0	0
RSA Security LLC Series A	1/30/2026	0	0
RSA Security LLC Series B	1/30/2026	0	0
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	74,905
SambaNova Systems, Inc. Series C Series C	6/6/2022	1,364,826	515,870
SambaNova Systems, Inc. Series D Series D	6/6/2022	434,237	197,439
Snorkel AI, Inc. Series B	6/6/2022	41,487	32,431
Snorkel AI, Inc. Series C	6/6/2022	148,614	139,825
Sonder Holdings, Inc.	12/30/2024	0	0
Sonder Holdings, Inc.	4/11/2025	0	1
TVC DSCR	6/6/2022	578,502	360,095
Ursa Major Technologies, Inc.	6/6/2022	470,678	495,396
Verger Capital Fund LLC	7/11/2025	513,271	17,289
Vita Global FinCo Ltd.	6/6/2022	734,234	603,727
Vita Global FinCo Ltd.	6/6/2022	534,245	412,933
Voltage, Inc. Series C	6/6/2022	174,273	0
Total		$36,637,979	$36,972,191

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	BRL	(37,098,162)	USD	7,090,642	4/2/26	$—	$(68,805)
BNP	BRL	37,098,162	USD	(7,082,167)	4/2/26	77,280	—
BNP	BRL	14,959,307	USD	(2,831,068)	5/5/26	36,590	—
BNP	BRL	(22,232,422)	USD	4,207,514	5/5/26	—	(54,380)
BNP	CAD	43,984,284	USD	(32,528,647)	6/17/26	—	(802,932)
BNP	EUR	(10,247,461)	USD	11,953,231	6/17/26	66,527	—
BNP	EUR	(5,709,067)	USD	6,584,016	6/17/26	—	(38,306)
BNP	GBP	(592,496)	USD	795,237	6/17/26	11,195	—
BNP	HKD	48,431,945	USD	(6,216,776)	6/17/26	—	(15,077)
BNP	IDR	(22,422,654,546)	USD	1,322,917	4/27/26	2,283	—
BNP	JPY	300,000,000	USD	(1,876,936)	6/17/26	25,743	—
BNP	KRW	225,389,215	USD	(153,460)	6/17/26	—	(3,295)
BNP	NZD	1,752,447	USD	(1,044,453)	6/17/26	—	(34,652)
BNP	ZAR	(10,413,741)	USD	635,553	6/17/26	23,756	—
BOA	AUD	(162,250)	USD	113,448	4/24/26	1,538	—
BOA	CHF	185,548	USD	(236,000)	4/24/26	—	(3,295)
BOA	EUR	(8,432,245)	USD	9,795,352	6/17/26	14,237	—
BOA	EUR	1,943,219	USD	(2,272,357)	6/17/26	—	(18,289)
BOA	EUR	3,938,100	USD	(4,553,507)	6/17/26	14,554	—
BOA	JPY	37,225,410	USD	(235,000)	4/24/26	111	—
BRC	AUD	(302,000)	USD	208,348	4/24/26	46	—
LVIP BlackRock Global Allocation Fund–45

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRC	BRL	1,635,112	USD	(313,000)	4/2/26	$2,555	$—
BRC	BRL	(1,635,112)	USD	313,276	4/2/26	—	(2,279)
BRC	BRL	40,076,206	USD	(7,768,287)	6/17/26	—	(163,927)
BRC	CAD	13,968,152	USD	(10,330,404)	6/17/26	—	(255,223)
BRC	EUR	477,198	USD	(553,116)	4/24/26	—	(878)
BRC	EUR	(9,237,910)	USD	10,929,773	6/17/26	214,114	—
BRC	EUR	(2,216,031)	USD	2,553,492	6/17/26	—	(17,027)
BRC	HUF	68,979,100	USD	(206,000)	4/24/26	1,054	—
BRC	MYR	12,161,767	USD	(3,108,836)	4/24/26	—	(102,510)
BRC	PHP	(16,711,260)	USD	274,000	4/24/26	—	(1,379)
BRC	PHP	4,013,154	USD	(67,870)	4/27/26	—	(1,754)
BRC	THB	39,617,686	USD	(1,279,015)	4/17/26	—	(76,067)
BRC	THB	21,081,147	USD	(666,722)	4/27/26	—	(26,050)
BRC	TRY	26,498,199	USD	(572,600)	4/27/26	2,452	—
BRC	TRY	81,707,035	USD	(1,699,539)	6/17/26	—	(15,130)
CBK	ARS	170,577,000	USD	(110,000)	4/23/26	11,252	—
CBK	BRL	(17,179,813)	USD	3,317,175	4/2/26	1,701	—
CBK	BRL	11,114,593	USD	(2,146,068)	4/2/26	—	(1,100)
CBK	BRL	18,248,589	USD	(3,495,530)	4/2/26	26,203	—
CBK	BRL	(12,183,369)	USD	2,334,247	4/2/26	—	(16,980)
CBK	BRL	(1,800,391)	USD	342,000	5/5/26	—	(3,130)
CBK	BRL	(21,899,040)	USD	4,128,000	6/17/26	—	(27,288)
CBK	CLP	(261,100,000)	USD	280,000	4/24/26	—	(2,021)
CBK	COP	(1,163,809,605)	USD	307,647	7/7/26	—	(2,144)
CBK	EGP	(5,521,587)	USD	100,667	5/21/26	3,848	—
CBK	EUR	(88,932)	USD	104,260	4/16/26	1,386	—
CBK	EUR	(940,279)	USD	1,095,679	6/17/26	4,988	—
CBK	EUR	(5,156,814)	USD	5,950,331	6/17/26	—	(31,396)
CBK	EUR	906,284	USD	(1,046,232)	6/17/26	5,026	—
CBK	IDR	33,300,013,655	USD	(1,967,551)	4/24/26	—	(6,118)
CBK	IDR	6,146,207,592	USD	(362,612)	4/27/26	—	(617)
CBK	INR	(178,601,832)	USD	1,884,781	4/24/26	—	(13,152)
CBK	INR	(42,695,694)	USD	452,000	5/27/26	903	—
CBK	INR	179,624,326	USD	(1,884,781)	5/27/26	13,022	—
CBK	INR	19,683,300	USD	(206,000)	7/6/26	844	—
CBK	MXN	(23,019,109)	USD	1,277,881	6/17/26	2,204	—
CBK	NGN	209,195,206	USD	(140,047)	7/28/26	4,461	—
CBK	PEN	1,317,497	USD	(394,000)	5/4/26	—	(16,114)
CBK	PHP	(61,951,913)	USD	1,042,014	4/27/26	21,361	—
CBK	PHP	10,242,433	USD	(169,268)	4/27/26	—	(525)
CBK	SGD	5,198,914	USD	(4,113,365)	6/17/26	—	(47,638)
CBK	THB	12,464,199	USD	(402,267)	4/17/26	—	(23,805)
CBK	THB	(9,029,670)	USD	274,000	4/24/26	—	(346)
CBK	ZAR	4,696,977	USD	(278,000)	4/24/26	—	(947)
CIBC	CHF	35,667,636	USD	(46,311,140)	6/17/26	—	(1,322,710)
CIBC	CZK	(2,045,898)	USD	99,174	4/27/26	2,791	—
CIBC	EUR	9,805	USD	(11,492)	4/16/26	—	(150)
CIBC	EUR	206,000	USD	(239,238)	4/24/26	—	(845)
CIBC	EUR	1,441,225	USD	(1,668,547)	6/17/26	3,224	—
CIBC	EUR	(12,472,200)	USD	14,433,149	6/17/26	—	(34,176)
CIBC	EUR	7,824,931	USD	(9,112,670)	6/17/26	—	(36,018)
CIBC	GBP	(1,096,662)	USD	1,459,049	6/17/26	7,851	—
CIBC	HUF	(80,580,221)	USD	239,238	4/24/26	—	(2,639)
CIBC	JPY	18,848,744,011	USD	(120,355,771)	6/17/26	—	(812,080)
CIBC	JPY	2,280,942,626	USD	(14,433,149)	6/17/26	33,190	—
CIBC	PLN	5,979,489	USD	(1,621,085)	4/24/26	—	(10,386)
CIBC	ZAR	29,158,428	USD	(1,723,198)	4/24/26	—	(3,277)
CIBC	ZAR	(78,816,364)	USD	4,837,419	4/28/26	189,895	—
DB	BRL	(6,443,000)	USD	1,152,656	4/2/26	—	(90,757)
DB	BRL	6,443,000	USD	(1,234,433)	4/2/26	8,980	—
DB	COP	(385,809,525)	USD	100,224	7/7/26	—	(2,474)
LVIP BlackRock Global Allocation Fund–46

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	CZK	(2,042,796)	USD	99,314	4/27/26	$3,077	$—
DB	PEN	(724,490)	USD	207,000	4/24/26	—	(910)
DB	PLN	(11,186,148)	USD	3,123,671	4/27/26	110,468	—
DB	SEK	69,439,192	USD	(7,618,977)	6/17/26	—	(254,993)
GSI	CNH	241,534,555	USD	(35,346,342)	6/17/26	—	(88,509)
GSI	HKD	(146,635,780)	USD	18,822,594	6/17/26	45,916	—
GSI	IDR	(69,611,343,089)	USD	4,120,282	6/17/26	28,979	—
GSI	PHP	7,173,709	USD	(118,672)	4/27/26	—	(485)
GSI	ZAR	5,438,782	USD	(325,241)	4/28/26	—	(4,536)
HSBC	BRL	2,088,082	USD	(394,000)	4/2/26	8,972	—
HSBC	BRL	(2,088,082)	USD	400,062	4/2/26	—	(2,910)
HSBC	CNH	(3,942,607)	USD	571,000	4/27/26	—	(2,654)
HSBC	CNH	19,804,700	USD	(2,898,651)	6/17/26	—	(7,674)
HSBC	COP	1,055,344,000	USD	(284,000)	4/24/26	1,297	—
HSBC	CZK	17,154,261	USD	(811,812)	4/24/26	—	(3,694)
HSBC	CZK	(14,981,560)	USD	725,824	4/27/26	20,031	—
HSBC	EUR	3,552,262	USD	(4,105,094)	6/17/26	15,408	—
HSBC	GBP	(1,037,890)	USD	1,386,671	6/17/26	13,245	—
HSBC	HUF	(144,613,342)	USD	441,907	4/27/26	7,922	—
HSBC	HUF	770,101,997	USD	(2,303,683)	6/17/26	—	(204)
HSBC	KRW	353,926,840	USD	(236,000)	4/24/26	—	(566)
HSBC	MXN	(5,732,059)	USD	323,441	6/17/26	5,780	—
HSBC	MXN	(38,824,000)	USD	2,178,370	8/18/26	38,519	—
HSBC	PHP	(126,925,550)	USD	2,141,607	4/27/26	50,518	—
HSBC	PLN	(156,856)	USD	42,441	4/27/26	189	—
HSBC	PLN	13,207,782	USD	(3,602,221)	6/17/26	—	(45,279)
HSBC	THB	77,881,851	USD	(2,382,291)	4/24/26	—	(16,031)
HSBC	UYU	(6,280,192)	USD	164,021	4/27/26	9,088	—
HSBC	ZAR	(5,683,652)	USD	342,642	4/28/26	7,497	—
JPM	BRL	(9,980,391)	USD	1,862,709	4/2/26	—	(63,372)
JPM	BRL	9,980,391	USD	(1,905,430)	4/2/26	20,652	—
JPM	BRL	(1,377,524)	USD	247,387	6/2/26	—	(14,942)
JPM	CAD	(538,995)	USD	393,000	4/24/26	5,131	—
JPM	EUR	(146,285)	USD	171,448	4/16/26	2,230	—
JPM	EUR	15,004,289	USD	(17,520,736)	6/17/26	—	(116,276)
JPM	EUR	(39,497,699)	USD	46,126,041	6/17/26	310,065	—
JPM	EUR	2,076,481	USD	(2,406,443)	6/17/26	2,204	—
JPM	GBP	27,479,231	USD	(36,898,934)	6/17/26	—	(536,029)
JPM	GBP	(21,196,412)	USD	28,471,599	6/17/26	422,666	—
JPM	INR	176,637,891	USD	(1,884,781)	4/24/26	—	(7,718)
JPM	INR	(28,225,098)	USD	303,688	6/17/26	6,337	—
JPM	MXN	(2,748,476)	USD	152,212	4/24/26	—	(829)
JPM	MXN	(15,315,000)	USD	863,975	6/17/26	15,245	—
JPM	PHP	7,174,246	USD	(118,749)	4/27/26	—	(554)
JPM	THB	6,250,663	USD	(201,732)	4/17/26	—	(11,938)
JPM	THB	(78,439,730)	USD	2,526,320	4/27/26	142,477	—
MSC	AUD	12,409,036	USD	(8,803,959)	6/17/26	—	(252,159)
MSC	AUD	(2,844,605)	USD	1,961,076	6/17/26	691	—
MSC	BRL	(4,521,272)	USD	858,366	6/17/26	466	—
MSC	CHF	(16,943,777)	USD	21,948,930	6/17/26	577,344	—
MSC	CNH	(3,090,240)	USD	446,104	4/27/26	—	(3,530)
MSC	COP	1,792,723,345	USD	(479,658)	4/24/26	4,978	—
MSC	COP	(8,735,934,092)	USD	2,317,992	4/27/26	—	(41,521)
MSC	DKK	68,797,449	USD	(10,763,632)	6/17/26	—	(76,227)
MSC	EUR	(752,524)	USD	881,949	4/16/26	11,455	—
MSC	EUR	56,664,149	USD	(66,112,076)	6/17/26	—	(383,608)
MSC	EUR	(7,966,337)	USD	9,352,980	6/17/26	112,302	—
MSC	EUR	6,233,751	USD	(7,213,335)	6/17/26	17,602	—
MSC	HUF	342,552,865	USD	(1,014,967)	4/24/26	13,272	—
MSC	JPY	(499,956,600)	USD	3,171,258	6/17/26	402	—
MSC	JPY	(308,698,750)	USD	1,939,187	6/17/26	—	(18,661)
LVIP BlackRock Global Allocation Fund–47

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSC	JPY	896,068,825	USD	(5,662,744)	6/17/26	$20,361	$—
MSC	MXN	34,718,256	USD	(1,941,665)	4/24/26	—	(8,478)
MSC	MXN	(4,776,094)	USD	264,788	4/24/26	—	(1,155)
MSC	MXN	12,954,865	USD	(745,467)	4/27/26	—	(24,294)
MSC	MXN	134,377,823	USD	(7,639,661)	6/17/26	—	(192,686)
MSC	MXN	38,824,000	USD	(2,061,751)	8/18/26	78,100	—
MSC	NOK	(87,192,057)	USD	9,047,489	6/17/26	48,675	—
MSC	NOK	105,384,292	USD	(10,943,105)	6/17/26	—	(66,728)
MSC	THB	5,123,215	USD	(155,000)	4/24/26	657	—
MSC	ZAR	3,517,944	USD	(206,000)	4/24/26	1,507	—
MSC	ZAR	(21,876,939)	USD	1,277,881	6/17/26	—	(7,368)
NWMP	AUD	(1,700,000)	USD	1,214,317	6/18/26	42,768	—
NWMP	EUR	(1,369,405)	USD	1,595,651	6/17/26	7,188	—
RBC	IDR	3,466,238,497	USD	(203,991)	4/27/26	161	—
SCB	EUR	(1,468,614)	USD	1,707,771	6/17/26	4,229	—
SCB	EUR	(2,045,178)	USD	2,366,247	6/17/26	—	(6,089)
SCB	GBP	(228,500)	USD	305,680	4/24/26	3,247	—
SGN	AUD	41,107,126	USD	(29,283,352)	6/17/26	—	(954,003)
SGN	BRL	(1,188,986)	USD	226,000	4/2/26	—	(3,458)
SGN	BRL	1,188,986	USD	(227,801)	4/2/26	1,657	—
SGN	CAD	(5,011,316)	USD	3,706,168	6/17/26	91,523	—
SGN	EGP	11,786,072	USD	(239,798)	4/20/26	—	(28,792)
SGN	JPY	(1,007,841,962)	USD	6,443,752	6/17/26	51,753	—
SGN	JPY	285,498,441	USD	(1,803,389)	6/17/26	7,317	—
SGN	MXN	(4,771,784)	USD	269,282	4/27/26	3,646	—
SGN	PEN	(2,220,371)	USD	660,510	4/27/26	23,418	—
SGN	PEN	1,516,853	USD	(451,664)	4/27/26	—	(16,433)
UBS	AUD	(5,515,811)	USD	3,903,375	6/17/26	102,104	—
UBS	BRL	(22,972,597)	USD	4,321,000	6/17/26	—	(37,993)
UBS	CHF	(2,032,700)	USD	2,639,322	6/17/26	75,429	—
UBS	CLP	1,182,712,320	USD	(1,278,000)	4/24/26	—	(520)
UBS	CNH	16,341,420	USD	(2,374,462)	4/24/26	2,660	—
UBS	EUR	888,360	USD	(1,032,949)	6/17/26	—	(2,481)
UBS	EUR	(4,402,448)	USD	5,168,821	6/17/26	62,132	—
UBS	GBP	(2,699,895)	USD	3,594,167	6/17/26	21,430	—
UBS	JPY	620,500,000	USD	(3,903,375)	6/17/26	31,999	—
UBS	MXN	(78,014,271)	USD	4,428,540	4/27/26	85,628	—
UBS	MXN	8,333,733	USD	(465,580)	4/27/26	—	(1,656)
UBS	MXN	3,833,884	USD	(211,551)	4/27/26	1,874	—
UBS	TWD	283,700,111	USD	(8,929,812)	6/17/26	—	(102,298)
UBS	ZAR	84,225,931	USD	(5,168,821)	6/17/26	—	(220,627)
Total Foreign Currency Exchange Contracts						$3,639,053	$(7,840,956)
LVIP BlackRock Global Allocation Fund–48

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(1,025)	CBOT 10 Year U.S. Treasury Notes Futures	$(113,823,047)	$(115,641,697)	6/18/26	$1,818,650	$—
2,096	CBOT 2 Year U.S. Treasury Notes Futures	434,805,373	436,671,310	6/30/26	—	(1,865,937)
(1,640)	CBOT 5 Year U.S. Treasury Notes Futures	(177,414,688)	(178,073,677)	6/30/26	658,989	—
99	CBOT U.S. Long Bond Futures	11,273,625	11,583,723	6/18/26	—	(310,098)
121	Eurex 10 Year Euro BUND Futures	17,536,779	17,803,098	6/8/26	—	(266,319)
45	Eurex 2 Year Euro SCHATZ Futures	5,500,402	5,546,997	6/8/26	—	(46,595)
(8)	Eurex 30 Year Euro BUXL Futures	(1,019,552)	(1,031,750)	6/8/26	12,198	—
409	Eurex 5 Year Euro BOBL Futures	54,568,695	55,388,223	6/8/26	—	(819,528)
34	Eurex Short-term Euro-BTP Futures	4,159,789	4,190,969	6/8/26	—	(31,180)
67	Euro-BTP Italian Bond Futures	9,004,952	9,296,170	6/8/26	—	(291,218)
71	French Government Bond Futures	9,740,338	9,989,500	6/8/26	—	(249,162)
72	Long Gilt Futures	8,366,320	8,657,261	6/26/26	—	(290,941)
53	SFE 10 Year Australian Bond Futures	3,940,271	3,978,850	6/15/26	—	(38,579)
297	SFE 3 Year Australian Bond Futures	21,240,465	21,350,890	6/15/26	—	(110,425)
113	Three-Month SOFR Futures	27,288,088	27,316,298	3/14/28	—	(28,210)
113	Three-Month SOFR Futures	27,261,250	27,254,120	3/20/29	7,130	—
16	TSE Japanese 10 Year Bond Futures	13,137,330	13,294,800	6/15/26	—	(157,470)
(1,624)	Ultra 10 Year U.S. Treasury Notes Futures	(184,349,375)	(187,843,642)	6/18/26	3,494,267	—
508	Ultra U.S. Treasury Bond Futures	59,213,750	60,559,475	6/18/26	—	(1,345,725)
					5,991,234	(5,851,387)
Equity Contracts:
(1)	CBOE Volatility Index Futures	(25,022)	(21,247)	4/15/26	—	(3,775)
(2)	CBOE Volatility Index Futures	(48,824)	(49,384)	5/19/26	560	—
3	CBOE Volatility Index Futures	73,500	68,209	10/21/26	5,291	—
(300)	CME E-mini NASDAQ 100 Index Futures	(143,490,000)	(149,304,182)	6/18/26	5,814,182	—
134	CME E-mini Russell 2000 Index Futures	16,831,740	16,890,320	6/18/26	—	(58,580)
73	CME E-mini S&P 500 Index Futures	23,983,238	24,553,782	6/18/26	—	(570,544)
54	Eurex EURO STOXX 50 Futures	3,429,755	3,574,639	6/19/26	—	(144,884)
322	Eurex EURO STOXX Banks Index Futures	4,348,037	4,472,838	6/19/26	—	(124,801)
(17)	FTSE 100 Index Futures	(2,294,898)	(2,345,378)	6/19/26	50,480	—
95	IFSC NIFTY 50 Index Futures	4,271,485	4,347,550	4/28/26	—	(76,065)
98	KFE KOSPI 200 Index Futures	11,984,869	13,245,225	6/11/26	—	(1,260,356)
112	OSE Nikkei 225 Index Futures	36,104,219	38,212,954	6/11/26	—	(2,108,735)
(6)	SGX Nikkei 225 Stock Index Futures	(970,291)	(1,014,414)	6/11/26	44,123	—
					5,914,636	(4,347,740)
Total Futures Contracts					$11,905,870	$(10,199,127)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(13,322)	$(8,965)	$—	$(4,357)
CDX.NA.HY.44 - Quarterly[3]	4,938,120	(5.00%)	6/20/30	(296,050)	(306,242)	10,192	—
CDX.NA.HY.44 - Quarterly	EUR 3,182,400	(5.00%)	12/20/30	(273,048)	(334,922)	61,874	—
CDX.NA.HY.45 - Quarterly[3]	3,676,860	(5.00%)	12/20/30	(199,757)	(240,699)	40,942	—
CDX.NA.HY.45 - Quarterly	EUR 3,853,416	(5.00%)	6/20/31	(286,713)	(281,582)	—	(5,131)
CDX.NA.IG.44 - Quarterly[4]	2,498,481	(1.00%)	6/20/30	(45,569)	(48,017)	2,448	—
					(1,220,427)	115,456	(9,488)
Protection Sold
CDX.NA.HY.39- Quarterly[3]	1,954,835	(5.00%)	12/20/27	84,172	(10,168)	94,340	—
LVIP BlackRock Global Allocation Fund–49

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Protection Sold (continued)
CDX.NA.HY.41- Quarterly[3]	3,773,088	(5.00%)	12/20/28	$198,915	$77,493	$121,422	$—
CDX.NA.IG.39- Quarterly[4]	1,578,595	(1.00%)	12/20/27	19,774	845	18,929	—
ITRAXX Europe.42- Quar- terly[5]	EUR 8,354,706	(5.00%)	12/20/29	707,628	542,418	165,210	—
ITRAXX Europe.42- Quar- terly[5]	EUR 1,212,240	(5.00%)	6/20/30	112,246	118,461	—	(6,215)
					729,049	399,901	(6,215)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPM Ally Financial, Inc. 5.54 - 01/17/2031 - Quarterly	130,000	(5.00%)	12/20/30	$(18,339)	$(19,146)	$807	$—
GS Ally Financial, Inc. 5.54 - 01/17/2031 - Quarterly	275,000	(5.00%)	12/20/30	(38,794)	(39,694)	900	—
MSC American Airlines Group, Inc. 6.50 - 07/01/2026 - Quarterly	55,000	(5.00%)	6/20/31	1,728	1,378	350	—
MSC American Airlines Group, Inc. 6.50 - 07/01/2026 - Quarterly	85,000	(5.00%)	6/20/31	2,671	2,129	542	—
DB Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	12/20/28	(12,401)	(2,399)	—	(10,002)
JPM Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	6/20/29	(13,308)	6,962	—	(20,270)
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	(611)	215	—	(826)
GS Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	30,000	(5.00%)	6/20/26	(289)	237	—	(526)
GS Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	65,000	(5.00%)	6/20/26	(627)	665	—	(1,292)
JPM Credit Suisse Group 5.00 - 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(14,834)	12,522	—	(27,356)
JPM DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	85,000	(5.00%)	6/20/29	(9,952)	(6,139)	—	(3,813)
JPM DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	170,000	(5.00%)	12/20/30	(21,058)	(23,502)	2,444	—
BRC Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	178	4,476	—	(4,298)
GS Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	195	4,926	—	(4,731)
CBK Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	107	2,827	—	(2,720)
CBK Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	142	3,879	—	(3,737)
LVIP BlackRock Global Allocation Fund–50

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	$284	$7,359	$—	$(7,075)
JPM Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	(7,399)	4,700	—	(12,099)
BNP Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	125,000	(1.00%)	6/20/30	(2,554)	(564)	—	(1,990)
GS Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	915,000	(1.00%)	6/20/31	11,577	13,856	—	(2,279)
JPM Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	39,053	3,629	35,424	—
BRC Xerox Corp. 6.75 - 12/15/2039 - Quarterly	35,000	(1.00%)	12/20/26	5,189	6,373	—	(1,184)
					(15,311)	40,467	(104,198)
Protection Sold
JPM Altice France SA 4.75 - 10/15/2030 - Quarterly	EUR 476,000	(5.00%)	6/20/27	18,139	9,652	8,487	—
MSI Altice France SA 4.75 - 10/15/2030 - Quarterly	EUR 145,000	(5.00%)	6/20/27	5,526	3,921	1,605	—
MSI Altice France SA 4.75 - 10/15/2030 - Quarterly	EUR 121,000	(5.00%)	12/20/27	6,089	4,615	1,474	—
JPM Altice France SA 4.75 - 10/15/2030 - Quarterly	EUR 222,000	(5.00%)	12/20/27	11,171	10,658	513	—
BNP Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 212,000	(5.00%)	12/20/30	35,293	25,879	9,414	—
JPM Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 238,907	(5.00%)	12/20/30	39,772	30,538	9,234	—
JPM Forvia SE 2.38 - 06/15/2026 - Quarterly	EUR 113,000	(5.00%)	12/20/30	10,831	10,290	541	—
BNP ITRAXX.XO.42 - Quar- terly[6]	EUR 743,000	(5.00%)	12/20/29	89,860	68,653	21,207	—
BNP ITRAXX.XO.42 - Quar- terly[6]	EUR 425,000	(5.00%)	12/20/29	3,192	23,718	—	(20,525)
BNP ITRAXX.XO.42 - Quar- terly[6]	EUR 425,000	(5.00%)	12/20/29	3,192	24,408	—	(21,216)
JPM Virgin Media Finance PLC 3.75 - 07/15/20230 - Quarterly	EUR 218,000	(5.00%)	12/20/28	13,189	17,959	—	(4,770)
GSI Virgin Media Finance PLC 3.75 - 07/15/20230 - Quarterly	EUR 131,000	(5.00%)	12/20/28	7,925	10,398	—	(2,473)
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	85,000	(5.00%)	12/20/30	14,263	14,683	—	(420)
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	45,000	(5.00%)	12/20/30	7,551	7,774	—	(223)
LVIP BlackRock Global Allocation Fund–51

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Sold (continued)
DB ZF Europe Finance BV 2.50 10/23/2027 - Quarterly	EUR 214,000	(5.00%)	12/20/28	$16,040	$14,054	$1,986	$—
DB Ziggo Bond Co. BV 5.13 - 02/28/20230 - Quarterly	EUR 241,000	(5.00%)	12/20/30	(7,703)	6,764	—	(14,467)
					283,964	54,461	(64,094)
					268,653	94,928	(168,292)
Total CDS Contracts					$(222,725)	$610,285	$(183,995)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$19,155	$19,155	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
GBP 95,425,000	3.18	SONIA12M	Pay	At Maturity	2/10/28	$(1,329,213)	$173	$—	$(1,329,386)
EUR 3,655,837	0.02	EURIBOR06M	Receive	Annual/Semiannual	8/26/31	607,920	44	607,876	—
ZAR 32,110,438	9.90	JIBAR03M	Pay	Quarterly	9/20/33	202,509	22	202,487	—
ZAR 16,055,219	9.92	JIBAR03M	Pay	Quarterly	9/20/33	102,479	14	102,465	—
ZAR 16,055,220	9.90	JIBAR03M	Pay	Quarterly	9/20/33	101,309	14	101,295	—
1,669,600	4.25	SOFR12M	Receive	Annual	9/29/43	(26,489)	999	—	(27,488)
EUR 8,364,000	2.34	1 day EUR STR	Pay	Annual	1/19/33	(179,932)	80	—	(180,012)
GBP 7,195,000	4.86	SONIA12M	Pay	Annual	6/20/28	190,971	(9)	190,980	—
5,872,019	3.65	SOFR12M	Receive	Annual	11/3/53	491,447	174	491,273	—
5,476,382	3.46	SOFR12M	Receive	Annual	12/15/36	203,558	91	203,467	—
27,046,000	3.27	SOFR12M	Receive	Annual	2/5/28	198,700	54	198,646	—
26,837,722	3.45	SOFR12M	Receive	Annual	1/26/28	107,484	53	107,431	—
ZAR 33,758,284	8.15	JIBAR03M	Receive	Quarterly	5/7/26	(7,916)	—	—	(7,916)
ZAR 1,079,735	6.92	JIBAR03M	Receive	Quarterly	9/23/26	3	—	3	—
ZAR 13,258,493	7.25	JIBAR03M	Receive	Quarterly	3/19/27	(458)	3	—	(461)
47,945,300	3.65	SOFR12M	Receive	Annual	11/2/54	4,025,300	14,535	4,010,765	—
PLN 5,448,860	5.24	WIBOR06M	Receive	Annual/Semiannual	9/19/26	(48,660)	1	—	(48,661)
MXN 7,001,881	8.97	MTIIE01M	Receive	Monthly	12/14/29	(12,606)	3	—	(12,609)
PLN 4,544,998	5.14	WIBOR06M	Receive	Annual/Semiannual	3/19/27	(11,981)	2	—	(11,983)
PLN 2,726,998	5.13	WIBOR06M	Receive	Annual/Semiannual	3/19/27	(7,097)	1	—	(7,098)
ZAR 25,090,581	7.94	JIBAR03M	Receive	Quarterly	3/19/30	(19,950)	10	—	(19,960)
ZAR 25,450,216	6.94	JIBAR03M	Receive	Quarterly	9/17/26	(173)	1	—	(174)
ZAR 5,839,261	6.99	JIBAR03M	Receive	Quarterly	9/17/27	1,341	1	1,340	—
ZAR 11,050,309	7.60	JIBAR03M	Receive	Quarterly	9/17/30	331	5	326	—
PLN 3,202,709	3.97	WIBOR06M	Receive	Annual/Semiannual	9/17/27	(13,507)	3	—	(13,510)
PLN 2,399,768	4.21	WIBOR03M	Receive	At Maturity/Quarterly	9/17/26	(14,648)	1	—	(14,649)
11,231,000	4.20	SOFR12M	Pay	Annual	10/23/27	107,832	20	107,812	—
LVIP BlackRock Global Allocation Fund–52

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
GBP 6,812,320	4.12	SONIA12M	Pay	Annual	11/17/28	$(12,739)	$167	$—	$(12,906)
GBP 6,858,000	4.12	SONIA12M	Pay	Annual	11/21/28	(12,693)	171	—	(12,864)
26,837,722	4.00	SOFR12M	Pay	Annual	1/26/28	178,157	52	178,104	—
EUR 17,369,716	3.00	EURIBOR06M	Pay	Annual/Semiannual	3/5/29	127,413	—	127,413	—
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/6/54	(619,438)	71	—	(619,509)
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/11/54	(619,091)	73	—	(619,164)
149,684,400	4.73	SOFR12M	Pay	Annual	4/26/27	2,530,795	29,249	2,501,546	—
128,216,200	4.93	SOFR12M	Pay	Annual	4/26/26	1,155,821	836	1,154,985	—
201,791,100	4.50	SOFR12M	Pay	Annual	4/26/29	6,192,896	140,217	6,052,679	—
142,128,400	4.35	SOFR12M	Pay	Annual	4/26/34	6,078,173	214,264	5,863,909	—
5,854,900	4.07	SOFR12M	Pay	Annual	4/26/54	(77,382)	23,787	—	(101,169)
EUR 19,803,303	2.90	EURIBOR06M	Pay	Annual/Semiannual	4/30/29	447,078	124	446,954	—
28,228,500	4.00	SOFR12M	Pay	Annual	5/6/29	326,910	162	326,748	—
28,181,000	4.50	SOFR12M	Pay	Annual	5/8/26	135,227	6	135,221	—
33,768,180	4.15	SOFR12M	Pay	Annual	5/30/27	198,939	62	198,877	—
33,768,180	4.10	SOFR12M	Pay	Annual	5/30/27	165,564	58	165,506	—
EUR 14,337,950	2.87	EURIBOR06M	Pay	Annual/Semiannual	6/11/29	288,987	95	288,892	—
12,384,311	4.35	SOFR12M	Pay	Annual	7/22/26	54,212	8	54,204	—
13,979,605	3.66	SOFR12M	Pay	Annual	10/10/29	21,772	93	21,679	—
9,414,413	3.66	SOFR12M	Pay	Annual	10/10/34	(104,528)	132	—	(104,660)
43,538,712	4.00	SOFR12M	Pay	Annual	10/28/26	103,687	57	103,630	—
GBP 5,400,000	4.10	SONIA12M	Pay	Annual	11/7/54	(781,027)	24,666	—	(805,693)
MXN 106,952,390	9.26	MTIIE01M	Pay	Monthly	11/18/26	98,482	7	98,475	—
MXN 98,015,509	9.04	MTIIE01M	Pay	Monthly	11/14/29	188,650	32	188,618	—
15,196,881	3.67	SOFR12M	Pay	Annual	12/26/34	(159,458)	218	—	(159,676)
GBP 14,863,600	4.00	SONIA12M	Pay	Annual	1/16/30	(123,942)	389	—	(124,331)
CZK 12,648,096	3.46	PRIBOR06M	Pay	Annual/Semiannual	3/19/30	(19,214)	5	—	(19,219)
HUF 135,981,220	6.50	6 mo. HUF BIBOR	Pay	Annual/Semiannual	3/19/27	(1,734)	1	—	(1,735)
HUF 54,004,106	6.55	6 mo. HUF BIBOR	Pay	Annual/Semiannual	3/19/30	(3,266)	1	—	(3,267)
CZK 5,649,630	3.66	PRIBOR06M	Pay	Annual/Semiannual	6/18/30	(2,042)	533	—	(2,575)
CZK 3,150,321	3.56	PRIBOR06M	Pay	Annual/Semiannual	6/18/30	(1,835)	2	—	(1,837)
HUF 319,000,000	5.76	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/27	9,757	2	9,755	—
HUF 200,381,316	5.68	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/27	5,220	2	5,218	—
HUF 23,784,309	5.96	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/30	(1,058)	1	—	(1,059)
CZK 9,446,078	3.41	PRIBOR06M	Pay	Annual/Semiannual	9/17/30	(9,561)	4	—	(9,565)
EUR 3,472,601	2.20	EURIBOR06M	Pay	Annual/Semiannual	6/4/30	(58,124)	33	—	(58,157)
CZK 13,851,000	3.55	PRIBOR06M	Pay	Annual/Semiannual	9/17/30	(9,651)	6	—	(9,657)
MXN 6,909,000	7.82	MTIIE01M	Pay	Monthly	6/7/30	(3,341)	3	—	(3,344)
40,431,000	3.23	SOFR12M	Pay	At Maturity	12/11/27	(151,138)	45	—	(151,183)
MXN 4,531,122	8.27	MTIIE01M	Pay	Monthly	12/5/35	(3,232)	4	—	(3,236)
MXN 6,902,039	8.65	MTIIE01M	Receive	Monthly	2/7/30	(8,349)	3	—	(8,352)
MXN 3,039,773	7.73	MTIIE01M	Receive	Monthly	5/6/30	1,973	1	1,972	—
MXN 36,182,000	7.73	MTIIE01M	Receive	Monthly	6/19/26	(4,376)	—	—	(4,376)
BRL 10,007,573	13.88	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	9,318	6	9,312	—
MXN 46,428,761	6.91	MTIIE01M	Receive	Monthly	9/11/26	(1,170)	3	—	(1,173)
12,000,000	3.70	SOFR12M	Pay	Annual	1/6/35	(99,746)	174	—	(99,920)
39,265,000	4.07	SOFR12M	Pay	Annual	1/14/27	138,290	70	138,220	—
14,863,600	4.00	SOFR12M	Pay	Annual	1/23/30	225,530	107	225,423	—
15,688,892	3.23	SOFR12M	Pay	Annual	2/19/30	(215,587)	115	—	(215,702)
12,597,022	3.90	SOFR12M	Pay	Annual	2/24/30	144,196	93	144,103	—
11,860,000	3.75	SOFR12M	Pay	Annual	3/27/35	(64,158)	176	—	(64,334)
MXN 14,868,939	7.73	MTIIE01M	Pay	Monthly	5/11/26	1,161	—	1,161	—
MXN 4,391,000	7.72	MTIIE01M	Pay	Monthly	6/24/30	(3,046)	2	—	(3,048)
5,901,374	3.75	SOFR12M	Pay	Annual	7/9/35	(50,480)	89	—	(50,569)
MXN 25,841,000	7.69	MTIIE01M	Pay	Monthly	7/30/30	(20,568)	10	—	(20,578)
26,455,278	3.50	SOFR12M	Pay	Annual	8/20/28	(137,522)	161	—	(137,683)
BRL 2,319,000	13.14	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(10,130)	4	—	(10,134)
BRL 4,724,000	13.01	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(23,472)	6	—	(23,478)
BRL 1,775,000	13.18	BRL-CDI 1 Day	Pay	At Maturity	1/2/31	(7,264)	3	—	(7,267)
BRL 2,177,000	13.80	BRL-CDI 1 Day	Pay	At Maturity	1/3/28	399	2	397	—
MXN 8,621,422	8.05	MTIIE01M	Pay	Monthly	3/21/31	(1,416)	4	—	(1,420)
MXN 7,750,149	8.09	MTIIE01M	Pay	Monthly	3/24/31	(603)	4	—	(607)
MXN 1,519,076	8.17	MTIEF01M	Pay	Monthly	3/31/31	1	1	—	—
LVIP BlackRock Global Allocation Fund–53

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
PLN 1,204,830	4.08	WIBOR06M	Receive	Annual/Semiannual	12/17/30	$6,275	$3	$6,272	$—
PLN 1,223,085	4.08	WIBOR06M	Receive	Annual/Semiannual	12/17/30	6,341	3	6,338	—
PLN 1,223,085	4.10	WIBOR06M	Receive	Annual/Semiannual	12/17/30	6,121	3	6,118	—
THB 1,284,110	1.35	1 day THB THOR	Receive	Quarterly	9/17/35	2,511	872	1,639	—
CZK 2,198,700	3.62	PRIBOR06M	Receive	Annual/Semiannual	3/18/31	3,542	1	3,541	—
CZK 2,191,895	3.58	PRIBOR06M	Receive	Annual/Semiannual	3/18/31	3,696	1	3,695	—
MYR 3,198,000	3.33	KLIBOR03M	Receive	Quarterly	3/18/28	1,322	3	1,319	—
PLN 1,866,000	4.12	WIBOR06M	Receive	Annual/Semiannual	6/17/31	10,872	6	10,866	—
PLN 1,858,000	4.40	WIBOR06M	Receive	Annual/Semiannual	6/17/31	4,712	6	4,706	—
JPY 626,095,010	1.32	TONAR12M	Receive	Annual	3/30/28	2,787	18	2,769	—
JPY 616,250,505	1.32	TONAR12M	Receive	Annual	3/30/28	2,915	18	2,897	—
JPY 619,627,558	1.34	TONAR12M	Receive	Annual	3/30/28	1,414	19	1,395	—
JPY 619,917,442	1.39	TONAR12M	Receive	Annual	3/30/28	(2,429)	19	—	(2,448)
JPY 572,231,485	1.38	TONAR12M	Receive	Annual	3/30/28	(1,817)	17	—	(1,834)
CNY 8,263,000	1.45	7 day CNY Repo Fixing	Pay	Quarterly	9/17/30	(7,170)	11	—	(7,181)
THB 1,284,110	1.38	1 day THB THOR	Pay	Quarterly	9/17/35	(2,425)	—	—	(2,425)
CZK 25,010,015	3.91	PRIBOR06M	Pay	Annual/Semiannual	12/17/30	(22,104)	13	—	(22,117)
JPY 29,450,000	2.58	TONAR12M	Pay	Annual	10/8/55	(14,478)	7	—	(14,485)
CNY 10,998,000	1.59	7 day CNY Repo Fixing	Pay	Quarterly	12/17/28	2,785	13	2,772	—
GBP 2,686,100	4.45	SONIA12M	Pay	Annual	12/4/55	(189,423)	80	—	(189,503)
THB 32,333,343	1.62	1 day THB THOR	Pay	Quarterly	6/17/31	(7,312)	11	—	(7,323)
JPY 178,257,397	2.89	TONAR12M	Pay	Annual	3/30/56	(29,599)	40	—	(29,639)
JPY 176,907,331	2.87	TONAR12M	Pay	Annual	3/30/56	(34,470)	40	—	(34,510)
JPY 177,108,205	2.88	TONAR12M	Pay	Annual	3/30/56	(30,882)	39	—	(30,921)
JPY 176,779,290	2.95	TONAR12M	Pay	Annual	3/30/56	(16,341)	40	—	(16,381)
JPY 208,360,777	2.98	TONAR12M	Pay	Annual	3/30/56	(9,925)	46	—	(9,971)
							$454,296	$24,823,494	$(5,516,092)

Counter- party	Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter
BNP	BRL 19,423,774	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	$(445,576)	$—	$—	$(445,576)
BNP	BRL 108,408	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(2,489)	—	—	(2,489)
BNP	BRL 14,282,031	10.03	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(336,883)	—	—	(336,883)
BNP	CLP 126,691,000	5.42	1 day CLP CAMARA	Receive	Semi-annual	6/17/36	(1,197)	—	—	(1,197)
BOA	BRL 20,244,680	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(464,797)	—	—	(464,797)
BOA	BRL 16,337,393	9.97	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(383,568)	—	—	(383,568)
BOA	BRL 34,608,328	13.12	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(183,652)	—	—	(183,652)
BOA	BRL 8,616,553	13.00	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(52,336)	—	—	(52,336)
BOA	BRL 7,403,883	12.95	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(47,682)	—	—	(47,682)
BRC	BRL 1,750,821	14.03	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	2,601	—	2,601	—
BRC	BRL 771,090	13.33	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(3,333)	—	—	(3,333)
BRC	BRL 3,577,000	13.34	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(13,978)	—	—	(13,978)
BRC	BRL 13,256,236	13.00	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(80,516)	—	—	(80,516)
GS	COP 700,024,894	9.36	COP-IBR 1 Day	Receive	Quarterly	12/17/29	13,758	—	13,758	—
GS	COP 697,971,853	9.42	COP-IBR 1 Day	Receive	Quarterly	12/17/29	13,374	—	13,374	—
GS	CLP 1,239,062,000	4.44	1 day CLP CAMARA	Receive	Semi-annual	12/17/27	10,942	—	10,942	—
GS	COP 1,262,050,394	9.31	COP-IBR 1 Day	Pay	Quarterly	12/17/27	(15,059)	—	—	(15,059)
GS	COP 1,252,807,688	9.37	COP-IBR 1 Day	Pay	Quarterly	12/17/27	(14,625)	—	—	(14,625)
MSC	COP 1,368,780,339	9.54	COP-IBR 1 Day	Receive	Quarterly	12/17/29	24,881	—	24,881	—
MSC	COP 2,487,286,037	9.54	COP-IBR 1 Day	Pay	Quarterly	12/17/27	(27,220)	—	—	(27,220)
								—	65,556	(2,072,911)
Total IRS Contracts								$454,296	$24,889,050	$(7,589,003)
LVIP BlackRock Global Allocation Fund–54

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
DB- Receive amounts based on Deutsche Bank Variable No- tional Long-Short Credit Index and pay variable quarterly pay- ments based on 3 mo. U.S. T-Bill Rate	2,325	3.62%	12/11/26	$979	$979	$—
JPM- Receive variable amounts based on SOFR12M and pay quarterly payments based on JPMorgan Emerging Markets FX Volatility Carry Index	871	(1.00%)	12/18/26	58	58	—
CBK- Receive variable amounts based on SOFR12M and pay quarterly payments based on Citi Equity U.S. 1W Volatility Carry Index	670	(1.00%)	12/18/26	1,876	1,876	—
GS- Receive variable amounts based on SOFR12M and pay quarterly payments based on Goldman GSVLTYI2 Index	714	(3.62%)	12/18/26	(278)	—	(278)
GS- Receive variable amounts based on SOFR12M and pay quarterly payments based on Goldman Sachs Systematic Skew Index	591	(3.62%)	12/18/26	3,203	3,203	—
BNP- Receive variable amounts based on SOFR12M and pay quarterly payments based on BNP Paribas Commodity Time- Series Backwardation ex-AL Index	350	(1.00%)	12/18/26	375	375	—
JPM- Receive variable amounts based on SOFR12M and pay quarterly payments based on Microsoft Corp.	(1,496)	(3.88%)	6/18/26	33,165	33,165	—
CITI- Receive variable amounts based on 1 day EUR STR and pay at maturity payments based on Rheinmetall AG	EUR (1,360)	(1.93%)	6/19/26	99,263	99,263	—
CBK- Receive variable amounts based on SOFR12M and pay at maturity payments based on iShares iBoxx USD High Yield Corporate Bond ETF	(41,908)	(2.28%)	6/22/26	(24,936)	—	(24,936)
BNP- Receive amounts based on iShares iBoxx USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	30,843	2.83%	6/22/26	18,017	18,017	—
BNP- Receive amounts based on iShares iBoxx USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	82,163	2.83%	6/22/26	47,997	47,997	—
LVIP BlackRock Global Allocation Fund–55

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts (continued)
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
MSC- Receive amounts based on iShares iBoxx USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	28,159	2.63%	6/22/26	$16,561	$16,561	$—
BNP- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	19,784	3.84%	6/22/26	5,241	5,241	—
JPM- Receive amounts based on iShares iBoxx USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	31,094	2.93%	6/22/26	18,103	18,103	—
JPM- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	74,549	3.63%	6/22/26	19,893	19,893	—
Total TRS Contracts					$264,731	$(25,214)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]		Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Brazil
JPM - Paramount Skydance Corp. - Monthly	3,141	3.84%	4/8/2026		35,148	$(6,816)	$—	$(6,816)
Hong Kong
JPM - Alibaba Group Holding Ltd. - Monthly	6,500	2.92%	4/8/2026	HKD	105,158	(3,274)	—	(3,274)
JPM - Baidu, Inc. - Monthly	6,750	2.92%	4/8/2026	HKD	99,802	(5,450)	—	(5,450)
JPM - Bilibili, Inc. - Monthly	2,400	2.77%	4/8/2026	HKD	59,595	(5,496)	—	(5,496)
JPM - JD.com, Inc. - Monthly	6,400	2.92%	4/8/2026	HKD	86,217	8,122	8,122	—
JPM - Kuaishou Technology - Monthly	7,500	3.48%	4/8/2026	HKD	56,124	(11,946)	—	(11,946)
CBK RESET- Meituan - Monthly	38,400	3.94%	4/22/2026		375,482	43,548	43,548	—
JPM - NetEase, Inc. - Monthly	3,500	2.92%	4/8/2026	HKD	81,453	(3,246)	—	(3,246)
JPM - Ningbo Joyson Electronic Corp. - Monthly	21,000	2.92%	4/8/2026	HKD	41,919	(1,695)	—	(1,695)
JPM - Sunny Optical Technology Group Co. Ltd. - Monthly	7,800	2.88%	4/8/2026	HKD	54,275	109	109	—
JPM - Tencent Holdings Ltd. - Monthly	1,600	3.45%	4/8/2026	HKD	104,632	(3,716)	—	(3,716)
JPM - Xiaomi Corp. - Monthly	19,000	2.92%	4/8/2026	HKD	80,809	(2,327)	—	(2,327)
JPM - XPeng, Inc. - Monthly	5,800	2.77%	4/8/2026	HKD	52,197	(2,621)	—	(2,621)
Netherlands
JPM RESET- CSG NV - Monthly	46,984	2.19%	4/8/2026	EUR	1,776,174	(508,661)	—	(508,661)
Saudi Arabia
JPM - Derayah Financial Co. - Monthly	10,647	4.39%	4/8/2026		64,294	(2,259)	—	(2,259)
JPM - Rasan Information Technology Co. - Monthly	7,354	4.39%	4/8/2026		254,461	12,398	12,398	—
Spain
JPM - Cirsa Enterprises SA - Monthly	10,694	2.19%	4/8/2026	EUR	172,462	(4,110)	—	(4,110)
JPM CITIESMXXXX- Ferrovial SE - Monthly	1,510	2.19%	4/8/2026	EUR	97,432	803	803	—
JPM - Iberdrola SA - Monthly	22,200	3.90%	4/8/2026		492,081	16,169	16,169	—
Switzerland
JPM GB102183- Galderma Group AG - Monthly	468	0.19%	4/8/2026	CHF	517,364	5,597	5,597	—
JPM - SMG Swiss Marketplace Group AG - Monthly	339	3.90%	4/8/2026		13,691	(1,846)	—	(1,846)
LVIP BlackRock Global Allocation Fund–56

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]		Value	Unrealized Appreciation	Unrealized Depreciation

United Arab Emirates
JPM - Emirates Integrated Telecommunications Co. PJSC - Monthly	111,139	4.39%	4/8/2026		304,088	$1,345	$1,345	$—
United Kingdom
JPM - RELX PLC - Monthly	993	3.98%	4/8/2026	GBP	35,288	(2,755)	—	(2,755)
United States
JPM - AMC Networks, Inc. - Monthly	20,226	3.84%	4/8/2026		162,819	(25,485)	—	(25,485)
CBK HUB ADJ- Amcor PLC - Monthly	1	3.84%	4/22/2026		39	—	—	—
JPM 00000352- CRH PLC - Monthly	950	3.84%	4/8/2026		96,850	3,014	3,014	—
JPM - Eagle Bancorp, Inc. - Monthly	3,766	3.84%	4/8/2026		94,075	(414)	—	(414)
JPM - Flagstar Bank NA - Monthly	68,567	3.84%	4/8/2026		859,145	43,883	43,883	—
JPM RESET- Lionsgate Studios Corp. - Monthly	1,991	3.84%	4/8/2026		20,906	(1,812)	—	(1,812)
Total Long Equities							$134,988	$(593,929)
Short Equities
Australia
JPM - Iluka Resources Ltd. - Monthly	(91,910)	3.39%	4/8/2026		(386,941)	(45,140)	—	(45,140)
JPM - Lynas Rare Earths Ltd. - Monthly	(42,233)	3.39%	4/8/2026		(850,881)	(65,160)	—	(65,160)
JPM - Mineral Resources Ltd. - Monthly	(10,433)	3.39%	4/8/2026		(396,915)	(3,846)	—	(3,846)
JPM - Northern Star Resources Ltd. - Monthly	(59,180)	3.39%	4/8/2026		(1,114,787)	188,953	188,953	—
JPM - SGH Ltd. - Monthly	(10,132)	3.39%	4/8/2026		(295,113)	6,847	6,847	—
JPM - Sigma Healthcare Ltd. - Monthly	(439,058)	3.39%	4/8/2026		(833,488)	22,127	22,127	—
Brazil
CBK - Alexandria Real Estate Equities, Inc. - Monthly	(34,247)	3.49%	4/22/2026		(1,648,993)	59,247	59,247	—
CBK - Baxter International, Inc. - Monthly	(71,701)	3.49%	4/22/2026		(1,365,193)	(13,623)	—	(13,623)
JPM - Cosan SA - Monthly	207,850	3.24%	4/8/2026		229,016	13,536	13,536	—
CBK - Cosan SA - Monthly	557,370	3.34%	4/22/2026		568,593	(9,238)	—	(9,238)
CBK - Expand Energy Corp. - Monthly	(11,551)	3.49%	4/22/2026		(1,331,399)	(24,719)	—	(24,719)
CBK - International Paper Co. - Monthly	(64,388)	3.49%	4/22/2026		(2,290,887)	(7,765)	—	(7,765)
JPM - Localiza Rent a Car SA - Monthly	(3)	2.64%	4/8/2026		(26)	(1)	—	(1)
JPM - Natura Cosmeticos SA - Monthly	1,819	2.79%	4/8/2026		3,052	(600)	—	(600)
CBK - Natura Cosmeticos SA - Monthly	35,579	3.23%	4/22/2026		67,163	(4,271)	—	(4,271)
CBK - PRIO SA - Monthly	(28,466)	2.36%	4/22/2026		(459,056)	(6,330)	—	(6,330)
CBK - Super Micro Computer, Inc. - Monthly	(18,660)	3.49%	4/22/2026		(485,010)	(22,205)	—	(22,205)
Canada
CBK - Alamos Gold, Inc. - Monthly	(9,310)	3.44%	4/22/2026		(374,712)	(39,490)	—	(39,490)
CBK - Descartes Systems Group, Inc. - Monthly	(5,179)	3.44%	4/22/2026		(379,987)	9,032	9,032	—
CBK - Gildan Activewear, Inc. - Monthly	(16,285)	3.44%	4/22/2026		(928,131)	21,223	21,223	—
JPM - Power Corp. of Canada - Monthly	(2,608)	3.39%	4/8/2026		(125,362)	(192)	—	(192)
CBK - Restaurant Brands International, Inc. - Monthly	(11,762)	3.44%	4/22/2026		(980,099)	12,245	12,245	—
CBK - Tourmaline Oil Corp. - Monthly	(33,551)	3.44%	4/22/2026		(1,665,193)	59,395	59,395	—
China
CBK - Zijin Mining Group Co. Ltd. - Monthly	(74,000)	3.34%	4/22/2026		(307,394)	(25,495)	—	(25,495)
Denmark
CBK - Pandora AS - Monthly	(5,964)	3.38%	4/22/2026		(445,196)	18,926	18,926	—
Finland
CBK - Neste OYJ - Monthly	(9,511)	3.38%	4/22/2026		(362,523)	(6,393)	—	(6,393)
France
JPM - Aeroports de Paris SA - Monthly	(241)	1.67%	4/8/2026	EUR	(29,548)	106	106	—
CBK - Alstom SA - Monthly	(16,203)	3.38%	4/22/2026		(449,777)	(13,600)	—	(13,600)
CBK - Kering SA - Monthly	(3,276)	3.64%	4/22/2026		(930,634)	(64,167)	—	(64,167)
JPM - Sartorius Stedim Biotech - Monthly	(1,567)	3.38%	4/8/2026		(295,111)	(10,082)	—	(10,082)
CBK - STMicroelectronics NV - Monthly	(6,479)	3.38%	4/22/2026		(211,573)	(8,898)	—	(8,898)
CBK - Teleperformance SE - Monthly	(3,185)	3.38%	4/22/2026		(338,538)	(4,469)	—	(4,469)
Germany
JPM - Brenntag SE - Monthly	2,490	3.38%	4/8/2026		159,085	(9,583)	—	(9,583)
CBK - Brenntag SE - Monthly	2,264	3.38%	4/22/2026		134,505	(18,854)	—	(18,854)
CBK - Continental AG - Monthly	(8,559)	3.38%	4/22/2026		(592,384)	(5,096)	—	(5,096)
CBK - Delivery Hero SE - Monthly	(19,220)	3.38%	4/22/2026		(367,411)	10,281	10,281	—
JPM - Lanxess AG - Monthly	(13,485)	1.93%	4/8/2026	EUR	(188,267)	(109,873)	—	(109,873)
Hong Kong
CBK - BeOne Medicines Ltd. - Monthly	(41,600)	3.59%	4/22/2026		(862,303)	(70,885)	—	(70,885)
CBK - China Merchants Bank Co. Ltd. - Monthly	(73,000)	3.34%	4/22/2026		(440,127)	(23,731)	—	(23,731)
CBK - China Railway Group Ltd. - Monthly	(468,000)	3.49%	4/22/2026		(239,122)	(3,916)	—	(3,916)
JPM - China Resources Power Holdings Co. Ltd. - Monthly	1,866	3.34%	4/8/2026		4,442	83	83	—
LVIP BlackRock Global Allocation Fund–57

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]		Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Hong Kong (continued)
CBK - China Resources Power Holdings Co. Ltd. - Monthly	201,450	3.34%	4/22/2026		479,652	$9,063	$9,063	$—
JPM - CMOC Group Ltd. - Monthly	(18,000)	2.32%	4/8/2026	HKD	(109,026)	8,869	8,869	—
JPM - Horizon Robotics - Monthly	20,400	2.13%	4/8/2026		19,064	1,396	1,396	—
CBK - Horizon Robotics - Monthly	289,200	2.37%	4/22/2026		264,130	13,662	13,662	—
JPM - HUTCHMED China Ltd. - Monthly	14,500	3.34%	4/8/2026		41,004	(1,223)	—	(1,223)
CBK - HUTCHMED China Ltd. - Monthly	35,000	2.99%	4/22/2026		97,015	(4,911)	—	(4,911)
CBK - Li Auto, Inc. - Monthly	(133,700)	3.34%	4/22/2026		(1,115,950)	(64,180)	—	(64,180)
CBK - MMG Ltd. - Monthly	(504,000)	3.34%	4/22/2026		(458,378)	(19,137)	—	(19,137)
CBK - Postal Savings Bank of China Co. Ltd. - Monthly	(709,000)	3.34%	4/22/2026		(438,334)	(7,067)	—	(7,067)
CBK - Shandong Gold Mining Co. Ltd. - Monthly	(121,500)	2.99%	4/22/2026		(469,794)	(42,664)	—	(42,664)
JPM - Xinyi Glass Holdings Ltd. - Monthly	30,568	2.88%	4/8/2026		41,267	2,914	2,914	—
CBK - Xinyi Glass Holdings Ltd. - Monthly	195,524	1.64%	4/22/2026		251,253	5,934	5,934	—
JPM - ZTO Express Cayman, Inc. - Monthly	(16,650)	2.21%	4/8/2026	HKD	(586,151)	(18,867)	—	(18,867)
Italy
CBK - Banca Monte dei Paschi di Siena SpA - Monthly	(95,566)	3.38%	4/22/2026		(804,844)	(29,019)	—	(29,019)
CBK - Davide Campari-Milano NV - Monthly	(31,920)	3.52%	4/22/2026		(218,631)	(9,427)	—	(9,427)
JPM - Infrastrutture Wireless Italiane SpA - Monthly	2,829	2.79%	4/8/2026		27,484	4,907	4,907	—
CBK - Infrastrutture Wireless Italiane SpA - Monthly	28,574	3.38%	4/22/2026		207,565	(20,464)	—	(20,464)
Japan
CBK - DMG Mori Co. Ltd. - Monthly	(19,824)	3.54%	4/22/2026		(295,283)	(10,962)	—	(10,962)
CBK - Food & Life Cos. Ltd. - Monthly	(15,900)	3.49%	4/22/2026		(939,267)	(9,292)	—	(9,292)
CBK - Fujikura Ltd. - Monthly	(10,800)	3.49%	4/22/2026		(284,794)	(12,228)	—	(12,228)
CBK - Honda Motor Co. Ltd. - Monthly	(129,100)	3.54%	4/22/2026		(1,043,095)	(1,784)	—	(1,784)
CBK - Hoya Corp. - Monthly	(3,400)	3.49%	4/22/2026		(590,499)	1,074	1,074	—
CBK - Kadokawa Corp. - Monthly	(12,500)	3.54%	4/22/2026		(266,031)	(36,251)	—	(36,251)
CBK - Kobayashi Pharmaceutical Co. Ltd. - Monthly	(3,400)	3.54%	4/22/2026		(119,479)	(7,466)	—	(7,466)
CBK - M3, Inc. - Monthly	(57,000)	3.54%	4/22/2026		(559,590)	(25,479)	—	(25,479)
CBK - MatsukiyoCocokara & Co. - Monthly	(27,100)	3.39%	4/22/2026		(404,934)	(26,399)	—	(26,399)
JPM - Mercari, Inc. - Monthly	3	3.39%	4/8/2026		66	(5)	—	(5)
CBK - Mercari, Inc. - Monthly	39,837	3.49%	4/22/2026		849,327	(88,627)	—	(88,627)
CBK - Mitsui OSK Lines Ltd. - Monthly	(18,100)	3.49%	4/22/2026		(843,656)	(28,545)	—	(28,545)
CBK - Nintendo Co. Ltd. - Monthly	(8,500)	3.54%	4/22/2026		(555,467)	17,056	17,056	—
JPM - Nippon Steel Corp. - Monthly	307	0.48%	4/8/2026	JPY	182,575	1,651	1,651	—
BRC - Nippon Steel Corp. - Monthly	373	0.73%	4/22/2026		218,452	(236)	—	(236)
JPM - Nissan Motor Co. Ltd. - Monthly	(68,000)	3.49%	4/8/2026		(220,580)	12,528	12,528	—
CBK - Ono Pharmaceutical Co. Ltd. - Monthly	(15,500)	3.54%	4/22/2026		(226,457)	(22,318)	—	(22,318)
CBK - Panasonic Holdings Corp. - Monthly	(59,500)	3.49%	4/22/2026		(934,825)	(63,071)	—	(63,071)
CBK - Renesas Electronics Corp. - Monthly	(63,400)	3.49%	4/22/2026		(906,803)	359	359	—
JPM - Sapporo Holdings Ltd. - Monthly	(20,500)	3.39%	4/8/2026		(217,169)	(3,894)	—	(3,894)
JPM - Sharp Corp. - Monthly	36,000	3.01%	4/8/2026		138,202	4,557	4,557	—
CBK - Sharp Corp. - Monthly	7,000	3.39%	4/22/2026		24,796	(1,191)	—	(1,191)
CBK - Shiseido Co. Ltd. - Monthly	(27,200)	3.54%	4/22/2026		(501,006)	(54,697)	—	(54,697)
CBK - TIS, Inc. - Monthly	(12,900)	3.54%	4/22/2026		(273,251)	(2,570)	—	(2,570)
CBK - TOPPAN Holdings, Inc. - Monthly	(18,100)	3.54%	4/22/2026		(513,806)	36,424	36,424	—
CBK - Yakult Honsha Co. Ltd. - Monthly	(29,400)	3.39%	4/22/2026		(476,139)	(15,820)	—	(15,820)
CBK - Zensho Holdings Co. Ltd. - Monthly	(3,200)	3.54%	4/22/2026		(219,194)	(2,241)	—	(2,241)
Mexico
JPM - Sigma Foods SAB de CV - Monthly	38,126	3.14%	4/8/2026		37,855	(286)	—	(286)
CBK - Sigma Foods SAB de CV - Monthly	70,895	2.80%	4/22/2026		67,289	(3,633)	—	(3,633)
Netherlands
CBK - CSG NV - Monthly	(17,586)	1.67%	4/22/2026	EUR	(571,041)	96,614	96,614	—
CBK - IMCD NV - Monthly	(5,114)	3.38%	4/22/2026		(438,437)	(96,722)	—	(96,722)
CBK - InPost SA - Monthly	(23,207)	3.38%	4/22/2026		(401,953)	(8,903)	—	(8,903)
Poland
CBK - ORLEN SA - Monthly	(9,104)	3.14%	4/22/2026		(315,477)	(14,400)	—	(14,400)
Republic of Korea
CBK - LG Energy Solution Ltd. - Monthly	(1,018)	0.57%	4/22/2026		(238,874)	(39,621)	—	(39,621)
JPM - POSCO Future M Co. Ltd. - Monthly	1,782	5.11%	4/8/2026		241,294	(4,875)	—	(4,875)
CBK - POSCO Future M Co. Ltd. - Monthly	1,315	0.95%	4/22/2026		161,563	(20,093)	—	(20,093)
Singapore
JPM - SATS Ltd. - Monthly	(26,200)	3.34%	4/8/2026		(71,758)	(444)	—	(444)
JPM - Seatrium Ltd. - Monthly	117,200	2.89%	4/8/2026		208,510	(8,736)	—	(8,736)
CBK - Seatrium Ltd. - Monthly	121,700	2.64%	4/22/2026		219,006	(6,582)	—	(6,582)
LVIP BlackRock Global Allocation Fund–58

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Singapore (continued)
JPM - Sembcorp Industries Ltd. - Monthly	29,300	3.34%	4/8/2026	130,319	$(21,841)	$—	$(21,841)
CBK - Sembcorp Industries Ltd. - Monthly	38,400	3.34%	4/22/2026	188,762	(10,656)	—	(10,656)
South Africa
JPM - Sasol Ltd. - Monthly	(76,246)	3.24%	4/8/2026	(729,308)	(276,390)	—	(276,390)
Spain
CBK - Cellnex Telecom SA - Monthly	(7,488)	3.64%	4/22/2026	(220,090)	(20,684)	—	(20,684)
CBK - Grifols SA - Monthly	(35,474)	3.38%	4/22/2026	(362,150)	(8,980)	—	(8,980)
Switzerland
CBK - Adecco Group AG - Monthly	(17,500)	3.38%	4/22/2026	(593,367)	(15,734)	—	(15,734)
JPM - Barry Callebaut AG - Monthly	(471)	3.38%	4/8/2026	(908,507)	27,516	27,516	—
CBK - SIG Group AG - Monthly	(39,484)	3.38%	4/22/2026	(559,332)	(32,547)	—	(32,547)
CBK - Temenos AG - Monthly	(2,928)	3.38%	4/22/2026	(298,949)	10,972	10,972	—
Taiwan
JPM - Chailease Holding Co. Ltd. - Monthly	10,000	2.79%	4/8/2026	31,392	(3,262)	—	(3,262)
CBK - Chailease Holding Co. Ltd. - Monthly	74,644	3.29%	4/22/2026	242,305	(16,368)	—	(16,368)
CBK - E Ink Holdings, Inc. - Monthly	(14,000)	2.14%	4/22/2026	(62,407)	1,339	1,339	—
JPM - Unimicron Technology Corp. - Monthly	(1,000)	2.64%	4/8/2026	(15,855)	1,223	1,223	—
United Kingdom
CBK - Airtel Africa PLC - Monthly	(81,044)	3.39%	4/22/2026	(386,945)	13,223	13,223	—
CBK - Barratt Redrow PLC - Monthly	(144,874)	3.39%	4/22/2026	(517,963)	14,079	14,079	—
CBK - Entain PLC - Monthly	(55,164)	3.39%	4/22/2026	(434,769)	20,354	20,354	—
JPM - International Paper Co. - Monthly	(11,551)	3.14%	4/8/2026	(430,895)	17,785	17,785	—
JPM - JD Sports Fashion PLC - Monthly	42,517	3.39%	4/8/2026	41,881	1,555	1,555	—
CBK - JD Sports Fashion PLC - Monthly	421,730	3.39%	4/22/2026	391,429	(8,565)	—	(8,565)
CBK - Schroders PLC - Monthly	(81,941)	3.39%	4/22/2026	(627,802)	(3,107)	—	(3,107)
CBK - UNITE Group PLC - Monthly	(15,366)	3.39%	4/22/2026	(264,214)	485	485	—
CBK - Whitbread PLC - Monthly	(8,865)	3.39%	4/22/2026	(276,294)	3,737	3,737	—
CBK - Wise PLC - Monthly	(17,903)	3.39%	4/22/2026	(211,603)	(3,989)	—	(3,989)
United States
CBK - Alimentation Couche-Tard, Inc. - Monthly	(9,208)	3.44%	4/22/2026	(530,007)	8,081	8,081	—
CBK - ARES Management Corp. - Monthly	(10,113)	3.49%	4/22/2026	(1,082,370)	(20,958)	—	(20,958)
JPM - Brandywine Realty Trust - Monthly	(574)	3.49%	4/8/2026	(1,762)	207	207	—
CBK - Bunge Global SA - Monthly	(7,244)	3.49%	4/22/2026	(990,724)	(46,217)	—	(46,217)
CBK - BXP, Inc. - Monthly	(7,738)	3.49%	4/22/2026	(517,936)	8,821	8,821	—
CBK - Campbell's Co. - Monthly	(70,247)	2.81%	4/22/2026	(1,475,994)	(88,407)	—	(88,407)
CBK - Carnival Corp. - Monthly	(26,986)	3.49%	4/22/2026	(684,170)	(14,228)	—	(14,228)
CBK - Charles River Laboratories International, Inc. - Monthly	(3,041)	3.49%	4/22/2026	(493,592)	(44,094)	—	(44,094)
CBK - Cloudflare, Inc. - Monthly	(2,087)	3.49%	4/22/2026	(460,190)	29,558	29,558	—
JPM - Community Financial System, Inc. - Monthly	(1,576)	3.49%	4/8/2026	(91,881)	(552)	—	(552)
CBK - Constellation Brands, Inc. - Monthly	(6,044)	3.49%	4/22/2026	(921,271)	14,671	14,671	—
JPM - CoreWeave, Inc. - Monthly	(2,572)	3.49%	4/8/2026	(205,203)	5,950	5,950	—
CBK - Corning, Inc. - Monthly	(581)	3.49%	4/22/2026	(74,296)	(4,703)	—	(4,703)
CBK - Corpay, Inc. - Monthly	(4,369)	3.49%	4/22/2026	(1,281,467)	10,132	10,132	—
CBK - CoStar Group, Inc. - Monthly	(22,878)	3.49%	4/22/2026	(976,117)	53,219	53,219	—
CBK - Croda International PLC - Monthly	(7,916)	3.39%	4/22/2026	(285,773)	(11,494)	—	(11,494)
CBK - Crown Castle, Inc. - Monthly	(8,024)	3.49%	4/22/2026	(652,592)	160	160	—
JPM - CVB Financial Corp. - Monthly	(4,077)	3.49%	4/8/2026	(78,441)	(612)	—	(612)
CBK - Danaher Corp. - Monthly	(4,872)	3.49%	4/22/2026	(1,100,290)	1,949	1,949	—
CBK - Dexcom, Inc. - Monthly	5,645	3.49%	4/22/2026	371,719	17,213	17,213	—
BRC - Dexcom, Inc. - Monthly	14,600	3.64%	4/22/2026	962,724	45,844	45,844	—
CBK - Equifax, Inc. - Monthly	(1,808)	3.49%	4/22/2026	(335,586)	(759)	—	(759)
BRC - Expedia Group, Inc. - Monthly	2,992	3.64%	4/22/2026	708,057	17,234	17,234	—
CBK - F5, Inc. - Monthly	(3,910)	3.49%	4/22/2026	(1,131,367)	87	87	—
CBK - Gartner, Inc. - Monthly	(3,282)	3.49%	4/22/2026	(533,620)	13,949	13,949	—
CBK - Generac Holdings, Inc. - Monthly	(3,909)	3.49%	4/22/2026	(836,063)	25,487	25,487	—
CBK - General Mills, Inc. - Monthly	(10,672)	3.49%	4/22/2026	(392,306)	(4,906)	—	(4,906)
JPM - H & M Hennes & Mauritz AB - Monthly	26,998	3.04%	4/8/2026	512,132	7,030	7,030	—
CBK - H & M Hennes & Mauritz AB - Monthly	10,734	2.89%	4/22/2026	197,721	(3,099)	—	(3,099)
CBK - HCA Healthcare, Inc. - Monthly	(2,332)	3.49%	4/22/2026	(1,236,450)	49,765	49,765	—
CBK - Hewlett Packard Enterprise Co. - Monthly	(4,363)	3.49%	4/22/2026	(98,238)	(5,645)	—	(5,645)
CBK - Humana, Inc. - Monthly	(2,323)	3.49%	4/22/2026	(395,235)	(7,550)	—	(7,550)
CBK - International Flavors & Fragrances, Inc. - Monthly	(9,381)	3.49%	4/22/2026	(641,866)	(38,725)	—	(38,725)
CBK - iShares iBoxx $ High Yield Corporate Bond ETF - Monthly	(21,859)	0.37%	4/22/2026	(1,736,479)	(2,623)	—	(2,623)
LVIP BlackRock Global Allocation Fund–59

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
JPM - iShares iBoxx $ Investment Grade Corporate Bond ETF - Monthly	(24,355)	0.38%	4/8/2026	(2,699,021)	$44,570	$44,570	$—
CBK - Jack Henry & Associates, Inc. - Monthly	(1,413)	3.49%	4/22/2026	(230,743)	7,432	7,432	—
CBK - Johnson Controls International PLC - Monthly	(19,696)	3.49%	4/22/2026	(2,632,655)	53,464	53,464	—
CBK - Kimberly-Clark Corp. - Monthly	(4,244)	3.49%	4/22/2026	(804,749)	12,647	12,647	—
CBK - Leidos Holdings, Inc. - Monthly	(3,539)	3.49%	4/22/2026	(575,229)	24,844	24,844	—
CBK - Lennar Corp. - Monthly	(2,952)	3.49%	4/22/2026	(272,803)	16,451	16,451	—
CBK - Lululemon Athletica, Inc. - Monthly	(11,527)	3.49%	4/22/2026	(1,886,107)	121,323	121,323	—
CBK - Molina Healthcare, Inc. - Monthly	(432)	3.49%	4/22/2026	(747,201)	838	838	—
JPM - Nebius Group NV - Monthly	1,119	2.88%	4/8/2026	128,210	12,103	12,103	—
CBK - Nebius Group NV - Monthly	1,553	2.70%	4/22/2026	177,275	16,136	16,136	—
CBK - NIKE, Inc. - Monthly	(28,555)	3.49%	4/22/2026	(1,506,577)	(1,698)	—	(1,698)
CBK - Norwegian Cruise Line Holdings Ltd. - Monthly	(14,218)	3.49%	4/22/2026	(285,816)	19,940	19,940	—
JPM - Pagaya Technologies Ltd. - Monthly	9,045	3.49%	4/8/2026	104,741	(633)	—	(633)
BRC - Pagaya Technologies Ltd. - Monthly	17,964	3.64%	4/22/2026	210,179	898	898	—
CBK - PayPal Holdings, Inc. - Monthly	(45,027)	3.61%	4/22/2026	(2,422,433)	11,707	11,707	—
CBK - PulteGroup, Inc. - Monthly	(1,075)	3.49%	4/22/2026	(193,265)	1,107	1,107	—
CBK - Quanta Services, Inc. - Monthly	(1,238)	3.49%	4/22/2026	(844,933)	22,816	22,816	—
CBK - Sea Ltd. - Monthly	(4,520)	3.49%	4/22/2026	(371,343)	(13,650)	—	(13,650)
CBK - Seagate Technology Holdings PLC - Monthly	(702)	3.49%	4/22/2026	(309,479)	8,607	8,607	—
CBK - Simon Property Group, Inc. - Monthly	(4,460)	3.49%	4/22/2026	(901,279)	(22,478)	—	(22,478)
CBK - Smurfit WestRock PLC - Monthly	(28,840)	3.49%	4/22/2026	(1,133,639)	(33,166)	—	(33,166)
CBK - Teledyne Technologies, Inc. - Monthly	(620)	3.49%	4/22/2026	(424,184)	11,650	11,650	—
CBK - Teradyne, Inc. - Monthly	(1,173)	3.49%	4/22/2026	(358,162)	10,415	10,415	—
CBK - TKO Group Holdings, Inc. - Monthly	(1,644)	3.49%	4/22/2026	(319,396)	(12,116)	—	(12,116)
CBK - Trade Desk, Inc. - Monthly	(70,063)	3.49%	4/22/2026	(1,678,009)	88,279	88,279	—
CBK - UDR, Inc. - Monthly	(34,853)	3.49%	4/22/2026	(1,193,202)	15,867	15,867	—
CBK - W.R. Berkley Corp. - Monthly	(7,864)	3.49%	4/22/2026	(531,938)	(5,741)	—	(5,741)
CBK - Willis Towers Watson PLC - Monthly	(4,181)	3.49%	4/22/2026	(1,226,831)	11,414	11,414	—
CBK - Workday, Inc. - Monthly	(3,667)	3.49%	4/22/2026	(501,677)	25,260	25,260	—
Total Short Equities						$1,598,402	$(2,258,129)
Total CFD Swap Contracts						$1,733,390	$(2,852,058)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2026.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[5] The Markit iTraxx Europe index, or ITRAXX Europe comprises 125 equally-weighted European names. Constituents for the index can be found at www.markit.com/Documentation.
[6] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[7] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

LVIP BlackRock Global Allocation Fund–60

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
[8] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
ARS–Argentine Peso
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BIBOR–Budapest Interbank Offered Rate
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BRC–Barclays Bank
BRL–Brazilian Real
BRL-CDI 1 Day–Brazilian Overnight Interbank Deposit Rate
BTP–Buoni del Tesoro Poliennali
BUXL–Bundesanleihe
CA–Credit Agricole
CAD–Canadian Dollar
CBK–Citibank NA
CBOT–Chicago Board of Trade
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CIBC–Canadian Imperial Bank of Commerce
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CME–Chicago Mercantile Exchange
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
COP–Colombia Peso
COP-IBR 1 Day–Colombia Overnight Interbank Rate
CVR–Contingent Value Rights
CZK–Czech Koruna
DB–Deutsche Bank
DKK–Danish Krone
DOP–Dominican Republic Peso
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IBR–Interbank Rate
IDR–Indonesia Rupiah
IFSC–International Financial Service Centre
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX Europe–Markit iTraxx Europe Index
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KFE–Kore Futures Exchange
KOSPI–Korea Composite Stock Price Index
KRW–South Korean Won
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
LVIP BlackRock Global Allocation Fund–61

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
MTIIE01M–28-day Interbank Equilibrium Interest Rate
GSVLTYI2–Goldman Sachs TY Weekly Volatility Carry Index
JIBAR03M–Johannesburg Interbank Average Rate ZAR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
MXN–Mexican Peso
MYR–Malaysian Ringgit
NGN–Nigerian Naira
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NWMP–Natwest Markets PLC
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PEN–Peruvian Nuevo Sol
PHP–Philippine Peso
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIBOR06M–Prague Interbank Offered Rate 6 Month
Prime Rate–Interest rate charged by banks to their most credit worthy customers
RBC–Royal Bank of Canada
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SCB–Standard Chartered Bank
SEK–Swedish Krona
SFE–Sydney Futures Exchange
SGD–Singapore Dollar
SGN–Societe Generale
SGX–Singapore Stock Exchange
SOFR–Secured Overnight Financing Rate
SONIA–Sterling Overnight Index Average
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SOFR12M–Secured Overnight Financing Rate 12 Months
SPDR–Standard & Poor’s Depositary Receipt
STACR–Structured Agency Credit Risk
STR–Short-Term Rate
TBA–To be announced
THB–Thailand Baht
THOR–Thai Overnight Repurchase Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
TRY–Turkish New Lira
TSE–Tokyo Stock Exchange
TWD–Taiwan New Dollar
USD–United States Dollar
UYU–Uruguay Peso
WIBOR03M–Warsaw Interbank Offered Rate 3 Month.
WIBOR06M–Warsaw Interbank Offered Rate 6 Month
ZAR–South African Rand
LVIP BlackRock Global Allocation Fund–62